UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09303 & 811-09923

Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust
(Exact name of registrant as specified in charter)

470 Park Avenue South
New York, NY 10016
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

1-646-495-7333
Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2020

Date of reporting period: June 30, 2020

Item 1. Reports to Stockholders.

June 30, 2020 www.kineticsfunds.com

Semi-Annual Report

The Internet Fund

The Global Fund

The Paradigm Fund

The Medical Fund

The Small Cap Opportunities Fund

The Market Opportunities Fund

The Alternative Income Fund

The Multi-Disciplinary Income Fund

The Kinetics Spin-off and Corporate Restructuring Fund

Each a series of Kinetics Mutual Funds, Inc.

Beginning on January 1, 2021, as permitted by the Securities and Exchange Commission, paper copies of shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund. Instead, the reports will be made available on a website (**www.kineticsfunds.com**), and each time a report is posted, you will receive notice by mail providing a link to this website to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive shareholder reports and other communications electronically please call toll-free **1-800-930-3828.**

You may elect to receive all future reports in paper free of charge. All investors who prefer to receive future reports in paper may choose that option by calling toll-free 1-800-930-3828. Your election to receive reports in paper will apply to all funds held with Kinetics Mutual Funds, Inc.

Kinetics Mutual Funds, Inc.

KINETICS MUTUAL FUNDS, INC.
Shareholders’ Letter

Dear Fellow Shareholders,
We are pleased to present the Kinetics Mutual Funds (“Funds”) Semi-Annual Report for the six-month period ended June 30, 2020. The first half of 2020 was truly unprecedented, as the S&P 500 Index fell nearly 34% in March from its February highs, only to rebound nearly 40% through the end of the second quarter. The “net” change was a decline of approximately 4% on a year-to-date basis (gross of dividends), although this doesn’t fully reflect the price action of the entire equity market, nor actual underlying economic data. For instance, the S&P 500 Information Technology sector rose over 14% during the first half of the year, contributing nearly all of the broader S&P 500 Index gains, while approximately 75% of the companies in the index were negative for the year with an average return of -12%. Similarly, U.S. Gross Domestic Product (“GDP”) declined approximately 32.9% on an annualized basis during the second quarter – this compares to 8.4% during the worst of the 2008 recession.
Global governments have responded with aggressive, even historically unprecedented fiscal and monetary stimulus measures. While necessary, we believe that these measures have accelerated and exaggerated the market imbalances that have been forming for decades. Equity markets reflect these imbalances through near record valuations for high growth companies, and the lowest interest rates ever recorded. The duration of this phenomenon may be prolonged; nevertheless, ultimately, we believe that long-term returns from this point forward for all conventional assets are impaired simply by these price levels, which must ultimately normalize and which could well be a decade-plus phenomenon. There is also the price to be paid for the monetary stimulus, an inflationary period to which the S&P 500 is actually negatively exposed. This forms the basis to believe a secular cycle of outperformance for our style of investing is forming; hence, our conviction in our core positioning.
A performance summary for the half year ended June 30, 2020 follows (No-Load Class):
The Internet Fund +1.15%; The Global Fund -3.92%; The Paradigm Fund -17.65%; The Medical Fund -0.26%; The Small Cap Opportunities Fund -19.95%; The Market Opportunities Fund -8.05%; The Alternative Income Fund +1.85%; The Multi-Disciplinary Income Fund -4.59%;

and the Kinetics Spin-off and Corporate Restructuring Fund -18.63%. This compares to returns of: -3.08% for the S&P 500® Index; -17.85% for the S&P 600 Small Cap Index; -6.25% for the MSCI All Country World (ACWI) Index; +6.14% for the Bloomberg Barclays U.S. Aggregate Bond Index; -3.80% for the Bloomberg Barclays U.S. Corporate High Yield Index; +2.56 for the Bloomberg Barclays 1-3 Year U.S. Credit Bond Index; +12.67% for the Nasdaq Index; and -11.34% for the MSCI EAFE Index.
While we continue to provide equity and fixed income reference benchmark numbers (to aid in understanding how the broad asset classes have performed throughout the first half of 2020), we do not manage our Funds against any specific benchmark, nor have we ever done so in the history of the Funds. We believe that such benchmark adherence is highly detrimental to the long-term returns of a sound investment strategy, particularly in recent years, as the benchmarks themselves have undergone distortions that, in our view, make them discordant with their original objectives.
The market imbalances mentioned above broadly refer to financial asset inflation, which has been developing ever since the U.S. 10-Year Treasury peaked at a yield of over 15% in 1981. However, the true beginning of this process was a decade earlier (1971), when the U.S. officially terminated the convertibility of the Dollar into gold, and it became a full fiat currency. The cycle of growing (fiat) money supply and low interest rates reached new extremes between 2009 and 2019, as global governments (and most specifically the U.S.A.) aggressively combated interest rate rises, all while increasing the money in circulation. However, this reached previously unthinkable levels in 2020, when M2 Money Supply1 rose nearly 25% in June: more than 2.5 times the peak growth rate during stimulus measures following the global financial crisis. Meanwhile, the U.S. 10-Year Treasury yield has fallen to approximately 0.65%.
The growth rate of M2 Money Supply now well exceeds long-term interest rates. More importantly to anyone who has savings or investment capital will consider the “real” after-inflation negative yield (1.35%), should inflation revert

1	See https://www.newyorkfed.org/aboutthefed/fedpoint/fed49.html for an explanation of M2 Money Supply.

to its long-term average of 2% over the coming decade. We believe that this combination of negative real rates and growing money supply has driven investors to eschew any reasonable valuation metrics, thus bidding growth companies and speculative debt instruments to current levels. In our view. this is an observable representation of financial asset inflation, despite the lack of reported CPI consumer inflation.
The obvious rational response for investors might be to simply avoid exposure to these inflated assets. However, in practice, this is far more nuanced and difficult than one might think. The S&P 500 Index, which has been the most popular destination for ever growing passive investment flows, is now dominated by over a 22% weighting in the top five positions (Apple, Microsoft, Amazon, Facebook, and Alphabet) that have been amongst the biggest beneficiaries of recent financial asset inflation. Hence, what many consider to be a “diversified” benchmark exposure is anything but: looking beyond just the top 5 positions listed above, the Index includes over 37% exposure to the Information Technology and Communications sectors.
Similarly, the Bloomberg Barclays Aggregate Bond Index currently offers a yield to maturity of approximately 1.1% – again, below the 2% long-term inflation rate and modestly above the 10-Year Treasury yield of 0.65%. We believe that a resultant portfolio combining indexed equities (S&P 500) and investment grade bonds (Bloomberg Barclays Aggregate) would essentially offer leveraged exposure to the continuation of low rates, growing money supply, and low to no inflation. The observation of low inflation figures, and a presumption of their continuation, is an intrinsic and necessary element in the high stock market valuations and low bond yields.
However, the reported CPI number, it should be understood, is much like an index. There are inclusion rules, as to which constituents to include or exclude, what weights to give to each item, and so forth. It represents an average that can give a false impression of what’s happening beneath the final figure. It’s also a lagging number, since the prices of just about every sort of retail item depends upon the raw materials and intermediate commodities that go into those products, whether grains for breads or metals for electronics components. While we would hardly encourage anyone to take one set of selected figures as representative, the following list of commodity price changes over the past 12 months will probably be startling. While energy prices, which dominate the commodity price index, are down, observe the variety of commodities that are up dramatically, even during a historically unprecedented economic decline. Imagine the result upon a mere rebound in energy prices.
Is it possible that the government can continue to keep interest rates low while expanding the money supply well in excess of the rate of GDP growth, yet experience continued low inflation? Perhaps, as conjecture, it is possible, yet we don’t believe that there has ever been, in the historical record, any such occurrence. History would suggest that this cannot be sustained indefinitely, and that at the inevitable inflection point, capital is likely to flow towards finite real and hard asset companies. These types of companies –such as energy and mining – are uniquely positioned to flourish, should the current market imbalances revert, even to a modest degree, specifically as inflationary pressures mount. In most instances, these business models appear to be capital intensive, with high fixed costs and modest growth compared to technology leaders.
However, we believe the same characteristics that have suppressed these businesses during the era of financial repression (i.e., negative real rates, money supply growth) should be to their advantage in due course. For instance, the asset-heavy balance sheet of a miner represents the investments already made in its mines and reserves; therefore, any increase in the price of, say, iron or gold, requires no additional expenditures and would be, essentially, 100% additional pre-tax profit. That is one reason why the shares of such companies can react so suddenly and dramatically to an increase in commodity prices. Accordingly, the Funds are increasingly exposed to various business models with direct or indirect leverage to energy, precious metals, base metals, timber, land, and various other hard assets. Despite the macroeconomic headwinds, many of these companies have thrived over the past cycle, yet remain valued in the public markets at steep discounts to both market averages and intrinsic value.

We believe that the appeal of these types of businesses is becoming more apparent by the day to the objective observer or analyst; however, there is simply an insufficient supply of these assets for large institutions to gain exposure en masse. In practical terms, what we mean by insufficient supply, is that the S&P 500 exposure to gold mining and base metals mining is less than 0.2% each, while the weighting, for instance, in energy is less than 3%. To wit, these companies’ representation in major equity benchmarks worldwide is so minimal that we do not expect the portfolio benefits from these types of companies to be felt in the passive investment world. Should enough allocators come to this same conclusion over time, these companies may be bid to the stratospheric levels of growth stocks today. Time will tell – and time is the greatest asset that any investor can have.

KINETICS MUTUAL FUNDS, INC.
Investment Commentary

We approach investments and portfolio management from the perspective of business analysts, first and foremost. A comprehensive review of the business: its quality and longevity, as well as its growth potential, are crucial components to determining a range of fair valuation. The “value” of the business cannot be determined with any precision. Even if we knew the cash flows of the business into perpetuity, there is conjecture regarding interest rates and the future growth rate of the economy, so the appropriate discount rate, which is used to establish, say, the appropriate P/E ratio or dividend yield, cannot be known. We generally do not attempt to form strong opinions regarding future rates of economic growth and inflation and prefer to simply embed a discount in our business valuation analysis in order to offset these unknown variables. This price discipline, and corresponding rational business analysis and forecasting, has led to our caution regarding financial asset prices in recent years.
Financial assets currently imply what we believe are very aggressive assumptions regarding future economic growth and inflation, both for equity and fixed income securities. U.S. Treasuries valuations are quite intuitively understood – on June 30th, the U.S. 10 Year Treasury yielded approximately 0.66%. This would suggest to us that investors anticipate economic growth rates are likely to be extremely low or negative, and inflation would similarly be depressed, or deflation might occur. That is because there is no other scenario that we can predict in which a 10-Year investment that will grow at 0.66% annually, or 6.8% cumulatively (pre-tax and assuming compounding) can be justified. Even a modest 1% inflation rate – well below the stated goal of 2% –would result in a negative real rate of return.
Valuing equities is more nuanced, because unlike a bond there are no absolute interim and final values, but suggest a similar future, by our interpretation. The S&P 500 Index concluded June only slightly off the levels at the outset of the year, largely propelled by the information technology companies, which are up over 14% for the year. To illustrate the outsized influence of these technology companies on index returns, the S&P 500 Equal Weight Index was down nearly 11% for the first half of the year, compared to down 3% for the market-cap weighted index, and up over 14% for the technology sector. The S&P 500 Technology Index is currently trading at over 27 times estimated earnings for the year; any general market estimate for this extraordinary year can be cast into great doubt. This is currently approximately a 3.7% earnings yield. Should economic growth return to 4% annually (2% real), this yield – the financial return earned on the price paid for the stock market’s earnings – would be less than the economic growth rate. Of course, these tech companies are believed to be growing at a rate well in excess of the economy, and for a prolonged period of time. However, their valuations suggest to us that these companies can continue to grow in excess of the economy indefinitely and that there will be little or no dilutive effect to earnings from inflation.
This brings us to our views on economic growth and inflation, which continue to be only contributing factors to our fundamental business analysis. Reported economic growth and inflation have been modest over the past business cycle, but not materially different from the 2000-2008 business cycle. The only major difference was that inflation ran modestly higher, largely due to energy prices (oil) rising from $20 to $130 during the cycle. In our view, the biggest difference in the current business cycle is that while commodities have languished in price, interest rates averaged nearly 300 basis points (3%) lower between 2009 and 2019. We believe that this has, in turn, created financial asset inflation at present: bond and cash capital that was expected or required to earn a certain yield was forced into equities, which are now trading at near historically peak valuation multiples. The Bloomberg Barclays Aggregate Bond Index currently yields only modestly over 1%. This financial asset inflation has led to a very precarious situation for capital allocators, many of whom appear to us to have resigned themselves to taking on outsized risks in order to seek higher returns. The problem with this otherwise logical behavior is that returns have largely already been earned in most risk asset classes (particularly growth equities), and future rates of return will almost certainly be lower. To this end, the S&P 500 is currently trading at approximately 22x 2019 earnings – if we were to assume that the earnings growth trajectory reverts back to the 30-year corporate profit growth rate of 7% by 2022, the S&P 500 Index would offer zero return through the end of 2026 if the market traded at its long-term average of 16x earnings. Of course, the 7% long-term growth corporate profit growth rate has been assisted by the 10-Year U.S. Treasury yield declining from over 8% in 1989, to less than 1% as of the middle of 2020, and the effective U.S. corporate tax rate declining from 35% to 21%. Should profit growth rates ease to 5% annually, the market price return would be zero through 2028 at a 16x future multiple.

We believe that the dynamics that precipitated the financial asset inflation can be oversimplified into a.) minimal risk aversion, given government support for asset prices and b.) supply and demand. The former is more behavioral finance as opposed to quantitative macroeconomic theory. The latter concept is critical to how the portfolio(s) are positioned today. The global money supply swelled following the global financial crisis, although this “money” largely remained in the banking system, where it was required to rebuild their balance sheets. However, the indirect capital accrued to companies, institutions and wealthy individuals as lower interest rates promoted higher leverage ratios and supported inflated asset prices. This created a virtuous cycle of lower debt costs and higher asset levels (collateral), creating more available capital to these asset owners. This indirect capital formation has freed and/or accrued to asset owners and has been far greater than the amount of risk investments available (public and private equity, real estate, etc.). Therefore, prices have moved higher for most of these assets, well above average historical values, which, all else being equal, will impair future returns in these assets.
One area that has languished, however, has been “hard asset” companies that possess a finite asset that is likely to appreciate should pricing pressures and/or economic growth develop. In this sense, these companies are “inflation beneficiaries,” particularly those which are “asset light” and have exposure to these hard assets absent substantial balance sheet requirements or variable costs. One example (amongst many) is energy and precious metal royalty companies, that earn cash flows from mining conducted by other companies. Another is securities exchanges, which benefit from hard asset related transactional throughput – futures contracts on energy and metals, as well as soft commodities like grains – at little to no added cost as volume rises. These companies have just recently begun to show signs of what we believe will be a prolonged, secular cycle of growth/appreciation. However, the universe of these types of businesses is both finite and quite limited; hence, as demand for these unique businesses rises, and with limited supply, the equilibrating factor must be price.
The performance of the broader mandate equity funds (The Paradigm Fund, The Small Cap Opportunities Fund, The Market Opportunities Fund, The Internet Fund and The Global Fund) have been negatively impacted by a higher allocation to small- and mid-capitalization companies, and sector exposure to energy and financial service (although there is minimal exposure to lending/spread based financials) sectors. We believe that these companies represent excellent values when evaluated based upon future cash flow and their existing assets. However, the broadly defined universe of “value” investments continues to dramatically underperform far more richly valued “growth” investments. This has been partially offset by allocations to precious metals companies (primarily royalty businesses), which have benefitted from rising gold and silver prices, as global government debts, deficits and money supply levels have expanded markedly.
The income-oriented funds (The Multi-Disciplinary Income Fund and The Alternative Income Fund) have benefitted from defensive positioning in the form of higher than usual cash reserves, and minimal equity exposure via options. However, the Multi-Disciplinary Fund has a greater exposure to high yield debt and to a lesser extent closed end funds seeking higher incomes, which have underperformed investment grade and government debt. We believe that the performance of higher-rated debt is now limited by record low interest rates, which extend out to 30-year maturity bonds.
Despite the unprecedented market conditions of 2020, we increasingly view expensive growth stocks, which embed extremely optimistic future assumptions and investment grade debt as high risk, with low to no return potentials going forward. Accordingly, in due course, substantial capital is likely to gravitate towards high quality assets, which generate cash returns to the owners. We believe this will be to the distinct benefit of the Funds and is sparsely available in broader equity markets and indexes.

Disclosure
This material is intended to be reviewed in conjunction with a current prospectus, which includes all fees and expenses that apply to a continued investment, as well as information regarding the risk factors, policies and objectives of the Funds. Read it carefully before investing.
Mutual fund investing involves risk. Principal loss is possible. Because The Internet Fund, The Medical Fund and The Market Opportunities Fund invest in a single industry or geographic region, their shares are subject to a higher degree of risk than funds with a higher level of diversification. Internet, biotechnology and certain capital markets or gaming stocks are subject to a rate of change in technology, obsolescence and competition that is generally higher than that of other industries, hence they may experience extreme price and volume fluctuations.
International investing [for all Funds] presents special risks including currency exchange fluctuation, government regulations, and the potential for political and economic instability. Accordingly, the share prices for these Funds are expected to be more volatile than that of U.S.-only funds. Past performance is no guarantee of future performance.
Because smaller companies [for The Small Cap Opportunities Fund] often have narrower markets and limited financial resources, they present more risk than larger, more well established, companies.
Non-investment grade debt securities [for all Funds], i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.
Further, options contain special risks including the imperfect correlation between the value of the option and the value of the underlying asset. Investments [for The Multi- Disciplinary Income Fund and The Alternative Income Fund] in futures, swaps and other derivative instruments may result in loss as derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Funds. To the extent the Funds segregate assets to cover derivative positions, they may impair their ability to meet current obligations, to honor requests for redemption and to manage the investments in a manner consistent with their respective investment objectives. Purchasing and writing put and call options and, in particular, writing “uncovered” options are highly specialized activities that entail greater than ordinary investment risk.
As non-diversified Funds, except The Global Fund, The Alternative Income Fund and The Multi-Disciplinary Income Fund, the value of Fund shares may fluctuate more than shares invested in a broader range of industries and companies. Unlike other investment companies that directly acquire and manage their own portfolios of securities, The Kinetics Mutual Funds, except Kinetics Spin-Off and Corporate Restructuring Fund, pursue their investment objectives by investing all of their investable assets in a corresponding portfolio series of the Kinetics Portfolios Trust.
The information concerning the Funds included in the shareholder report contains certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.
The MSCI All Country World Index, the S&P 500® Index, NASDAQ Composite®, S&P 600® Small Cap Index, MSCI EAFE® Index, Bloomberg Barclays U.S. 1-3 Year Credit Index, Bloomberg Barclays U.S. Aggregate Bond Index and Bloomberg Barclays U.S. Corporate High Yield Bond Index each represent an unmanaged, broad-basket of stocks or bonds. They are typically used as a proxy for overall market performance.
Distributor: Kinetics Funds Distributor LLC is not an affiliate of Kinetics Mutual Funds, Inc. Kinetics Funds Distributor LLC is an affiliate of Horizon Kinetics Asset Management LLC, Investment Adviser to Kinetics Mutual Funds, Inc.
For more information, log onto www.kineticsfunds.com. July 1, 2020 — Horizon Kinetics Asset Management, LLC®

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Expense Example
June 30, 2020 (Unaudited)

Shareholders incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvestments of dividends or other distributions made by a Fund, redemption fees, and exchange fees, and (2), ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help investors understand the ongoing costs (in dollars) of investing in a series of Kinetics Mutual Funds, Inc. (except the Spin-off Fund, each a “Feeder Fund” and including the Spin-off Fund, collectively the “Funds”), and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on January 1, 2020 and held for the entire period from January 1, 2020 to June 30, 2020.
Actual Expenses
The Actual Expenses comparison provides information about actual account values and actual expenses. Unlike other mutual funds that directly acquire and manage their own portfolio securities, each Feeder Fund invests all or generally all of its investable assets in a corresponding series of The Kinetics Portfolios Trust (each, a “Master Portfolio”, and together the “Master Portfolios”), a separately registered investment company. The Master Portfolio, in turn, invests in securities. With this type of organization, expenses can accrue specifically to the Master Portfolio or the Feeder Fund or both. Each Feeder Fund records its proportionate share of the Master Portfolio’s expenses, including directed brokerage credits, on a daily basis. Any expense reductions include Fund-specific expenses as well as the expenses allocated from the Master Portfolio. Note, the Spin-off Fund is not a Feeder Fund.
The Funds will charge shareholder fees for outgoing wire transfers, returned checks, and exchanges executed by telephone between a Fund and any other Fund. The Funds’ transfer agent charges a $5.00 transaction fee to shareholder accounts for telephone exchanges between any two Funds. The Funds’ transfer agent does not charge a transaction fee for written exchange requests. IRA accounts are assessed a $15.00 annual fee. Finally, as a disincentive to market-timing transactions, the Funds will assess a 2.00% fee on the redemption or exchange of Fund shares held for less than 30 days. These fees will be paid to the Funds to help offset transaction costs. The Funds reserve the right to waive

KINETICS MUTUAL FUNDS, INC. — THE FUNDS
Expense Example — (Continued)
June 30, 2020 (Unaudited)

the redemption fee, subject to their sole discretion, in instances deemed not to be disadvantageous to the Funds or shareholders as described in the Funds’ prospectus.
A shareholder may use the information provided in the first line, together with the amounts invested, to estimate the expenses paid over the period. A shareholder may divide his/her account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during this period.
Hypothetical Example for Comparison Purposes
The Hypothetical Example for Comparison Purposes provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the Hypothetical Example for Comparison Purposes is useful in comparing ongoing costs only, and will not help determine the relative total costs of owning different funds. In addition, if these transactional costs were included, shareholders costs would have been higher.

KINETICS MUTUAL FUNDS, INC. — THE FUNDS

Expense Example — (Continued)

June 30, 2020 (Unaudited)

				Expenses Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(1/1/20 to
	(1/1/20)	(6/30/20)	Ratio	6/30/20)

The Internet Fund
No Load Class Actual	$1,000.00	$1,011.50	1.83%	$ 9.15
No Load Class Hypothetical (5% return
before expenses)	$1,000.00	$1,015.76	1.83%	$ 9.17
Advisor Class A Actual	$1,000.00	$1,010.30	2.08%	$10.40
Advisor Class A Hypothetical (5% return
before expenses)	$1,000.00	$1,014.51	2.08%	$10.42
Advisor Class C Actual	$1,000.00	$1,007.70	2.58%	$12.88
Advisor Class C Hypothetical (5% return
before expenses)	$1,000.00	$1,012.03	2.58%	$12.91

The Global Fund
No Load Class Actual – after expense
reimbursement	$1,000.00	$ 960.80	1.39%	$ 6.78
No Load Class Hypothetical (5% return
before expenses) – after expense
reimbursement	$1,000.00	$1,017.95	1.39%	$ 6.97
Advisor Class A Actual – after expense
reimbursement	$1,000.00	$ 960.60	1.64%	$ 7.99
Advisor Class A Hypothetical (5% return
before expenses) – after expense
reimbursement	$1,000.00	$1,016.71	1.64%	$ 8.22
Advisor Class C Actual – after expense
reimbursement	$1,000.00	$ 957.90	2.14%	$10.42
Advisor Class C Hypothetical (5% return
before expenses) – after expense
reimbursement	$1,000.00	$1,014.22	2.14%	$10.72

KINETICS MUTUAL FUNDS, INC. — THE FUNDS

Expense Example — (Continued)

June 30, 2020 (Unaudited)

				Expenses Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(1/1/20 to
	(1/1/20)	(6/30/20)	Ratio	6/30/20)

The Paradigm Fund
No Load Class Actual – after expense
reimbursement	$1,000.00	$ 823.50	1.64%	$ 7.44
No Load Class Hypothetical (5% return
before expenses) – after expense
reimbursement	$1,000.00	$1,016.71	1.64%	$ 8.22
Advisor Class A Actual – after expense
reimbursement	$1,000.00	$ 822.40	1.89%	$ 8.56
Advisor Class A Hypothetical (5% return
before expenses) – after expense
reimbursement	$1,000.00	$1,015.47	1.89%	$ 9.47
Advisor Class C Actual – after expense
reimbursement	$1,000.00	$ 820.60	2.39%	$10.82
Advisor Class C Hypothetical (5% return
before expenses) – after expense
reimbursement	$1,000.00	$1,012.98	2.39%	$11.96
Institutional Class Actual – after expense
reimbursement	$1,000.00	$ 824.60	1.44%	$ 6.53
Institutional Class Hypothetical (5% return
before expenses) – after expense
reimbursement	$1,000.00	$1,017.70	1.44%	$ 7.22

The Medical Fund
No Load Class Actual – after expense
reimbursement	$1,000.00	$ 997.40	1.39%	$ 6.90
No Load Class Hypothetical (5% return
before expenses) – after expense
reimbursement	$1,000.00	$1,017.95	1.39%	$ 6.97
Advisor Class A Actual – after expense
reimbursement	$1,000.00	$ 996.50	1.64%	$ 8.14
Advisor Class A Hypothetical (5% return
before expenses) – after expense
reimbursement	$1,000.00	$1,016.71	1.64%	$ 8.22
Advisor Class C Actual – after expense
reimbursement	$1,000.00	$ 993.90	2.14%	$10.61
Advisor Class C Hypothetical (5% return
before expenses) – after expense
reimbursement	$1,000.00	$1,014.22	2.14%	$10.72

KINETICS MUTUAL FUNDS, INC. — THE FUNDS

Expense Example — (Continued)

June 30, 2020 (Unaudited)

				Expenses Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(1/1/20 to
	(1/1/20)	(6/30/20)	Ratio	6/30/20)

The Small Cap Opportunities Fund
No Load Class Actual – after expense
reimbursement	$1,000.00	$ 800.50	1.64%	$ 7.34
No Load Class Hypothetical (5% return
before expenses) – after expense
reimbursement	$1,000.00	$1,016.71	1.64%	$ 8.22
Advisor Class A Actual – after expense
reimbursement	$1,000.00	$ 799.60	1.89%	$ 8.46
Advisor Class A Hypothetical (5% return
before expenses) – after expense
reimbursement	$1,000.00	$1,015.47	1.89%	$ 9.47
Advisor Class C Actual – after expense
reimbursement	$1,000.00	$ 797.60	2.39%	$10.68
Advisor Class C Hypothetical (5% return
before expenses) – after expense
reimbursement	$1,000.00	$1,012.98	2.39%	$11.96
Institutional Class Actual – after expense
reimbursement	$1,000.00	$ 801.30	1.44%	$ 6.45
Institutional Class Hypothetical (5% return
before expenses) – after expense
reimbursement	$1,000.00	$1,017.70	1.44%	$ 7.22

The Market Opportunities Fund
No Load Class Actual – after expense
reimbursement	$1,000.00	$ 919.50	1.40%	$ 6.68
No Load Class Hypothetical (5% return
before expenses) – after expense
reimbursement	$1,000.00	$1,017.90	1.40%	$ 7.02
Advisor Class A Actual – after expense
reimbursement	$1,000.00	$ 918.20	1.65%	$ 7.87
Advisor Class A Hypothetical (5% return
before expenses) – after expense
reimbursement	$1,000.00	$1,016.66	1.65%	$ 8.27
Advisor Class C Actual – after expense
reimbursement	$1,000.00	$ 915.90	2.15%	$10.24
Advisor Class C Hypothetical (5% return
before expenses) – after expense
reimbursement	$1,000.00	$1,014.17	2.15%	$10.77
Institutional Class Actual – after expense
reimbursement	$1,000.00	$ 920.30	1.20%	$ 5.73
Institutional Class Hypothetical (5% return
before expenses) – after expense
reimbursement	$1,000.00	$1,018.90	1.20%	$ 6.02

KINETICS MUTUAL FUNDS, INC. — THE FUNDS

Expense Example — (Continued)

June 30, 2020 (Unaudited)

				Expenses Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(1/1/20 to
	(1/1/20)	(6/30/20)	Ratio	6/30/20)

The Alternative Income Fund
No Load Class Actual – after expense
reimbursement	$1,000.00	$1,018.50	0.95%	$ 4.77
No Load Class Hypothetical (5% return
before expenses) – after expense
reimbursement	$1,000.00	$1,020.14	0.95%	$ 4.77
Advisor Class A Actual – after expense
reimbursement	$1,000.00	$1,017.40	1.20%	$ 6.02
Advisor Class A Hypothetical (5% return
before expenses) – after expense
reimbursement	$1,000.00	$1,018.90	1.20%	$ 6.02
Advisor Class C Actual – after expense
reimbursement	$1,000.00	$1,014.70	1.70%	$ 8.52
Advisor Class C Hypothetical (5% return
before expenses) – after expense
reimbursement	$1,000.00	$1,016.41	1.70%	$ 8.52
Institutional Class Actual – after expense
reimbursement	$1,000.00	$1,019.50	0.75%	$ 3.77
Institutional Class Hypothetical (5% return
before expenses) – after expense
reimbursement	$1,000.00	$1,021.13	0.75%	$ 3.77

The Multi-Disciplinary Income Fund
No Load Class Actual – after expense
reimbursement	$1,000.00	$ 954.10	1.49%	$ 7.24
No Load Class Hypothetical (5% return
before expenses) – after expense
reimbursement	$1,000.00	$1,017.45	1.49%	$ 7.47
Advisor Class A Actual – after expense
reimbursement	$1,000.00	$ 952.90	1.74%	$ 8.45
Advisor Class A Hypothetical (5% return
before expenses) – after expense
reimbursement	$1,000.00	$1,016.21	1.74%	$ 8.72
Advisor Class C Actual – after expense
reimbursement	$1,000.00	$ 949.90	2.24%	$10.86
Advisor Class C Hypothetical (5% return
before expenses) – after expense
reimbursement	$1,000.00	$1,013.73	2.24%	$11.22
Institutional Class Actual – after expense
reimbursement	$1,000.00	$ 954.50	1.29%	$ 6.27
Institutional Class Hypothetical (5% return
before expenses) – after expense
reimbursement	$1,000.00	$1,018.45	1.29%	$ 6.47

KINETICS MUTUAL FUNDS, INC. — THE FUNDS

Expense Example — (Continued)

June 30, 2020 (Unaudited)

				Expenses Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(1/1/20 to
	(1/1/20)	(6/30/20)	Ratio	6/30/20)

The Kinetics Spin-off and Corporate Restructuring Fund
No Load Class Actual – after expense
reimbursement	$1,000.00	$ 813.70	1.45%	$ 6.54
No Load Class Hypothetical (5% return
before expenses) – after expense
reimbursement	$1,000.00	$1,017.69	1.45%	$ 7.27
Advisor Class A Actual – after expense
reimbursement	$1,000.00	$ 812.20	1.50%	$ 6.76
Advisor Class A Hypothetical (5% return
before expenses) – after expense
reimbursement	$1,000.00	$1,017.44	1.50%	$ 7.52
Advisor Class C Actual – after expense
reimbursement	$1,000.00	$ 809.90	2.25%	$ 10.13
Advisor Class C Hypothetical (5% return
before expenses) – after expense
reimbursement	$1,000.00	$1,013.71	2.25%	$11.27
Institutional Class Actual – after expense
reimbursement	$1,000.00	$ 813.30	1.25%	$ 5.64
Institutional Class Hypothetical (5% return
before expenses) – after expense
reimbursement	$1,000.00	$1,018.68	1.25%	$ 6.27

Note: Each Feeder Fund records its proportionate share of the respective Master Portfolio’s expenses on a daily basis. Any expense reductions include Feeder Fund-specific expenses as well as the expenses allocated from the Master Portfolio.
*	Expenses are equal to the Fund’s annualized expense ratio after expense reimbursement multiplied by the average account value over the period, multiplied by 182/366.

KINETICS MUTUAL FUNDS, INC. — THE FUND
Allocation of Portfolio Assets
June 30, 2020 (Unaudited)

		Percentage
	Market	of Total
Sector Allocation	Value	Net Assets
Mining, Quarrying, and Oil and Gas Extraction	$6,303,119	42.9%
Administrative and Support and Waste Management and
Remediation Services	1,933,953	13.2%
Real Estate and Rental and Leasing	1,712,790	11.7%
Manufacturing	1,655,950	11.3%
Management of Companies and Enterprises	1,230,515	8.4%
Information	564,824	3.8%
Educational Services	342,670	2.3%
Finance and Insurance	342,329	2.3%
Arts, Entertainment, and Recreation	171,451	1.2%
Accommodation and Food Services	134,397	0.9%
Transportation and Warehousing	81,200	0.6%
Retail Trade	46,240	0.3%
Professional, Scientific, and Technical Services	14,370	0.1%

KINETICS MUTUAL FUNDS, INC. — THE FUND
The Kinetics Spin-off and Corporate
Restructuring Fund
Schedule of Investments — June 30, 2020 (Unaudited)

COMMON STOCKS — 99.02%	Shares	Value
Accommodation – 0.92%
Civeo Corporation*	218,000	$134,397
Beverage and Tobacco Product Manufacturing – 0.37%
Crimson Wine Group Limited*	10,000	54,000
Broadcasting (except Internet) – 1.23%
The E.W. Scripps Company – Class A	13,000	113,750
TEGNA, Inc.	6,000	66,840
		180,590
Chemical Manufacturing – 0.31%
Prestige Consumer Healthcare, Inc.*	797	29,935
Rayonier Advanced Materials, Inc.*	5,800	16,298
		46,233
Data Processing, Hosting, and Related Services – 13.18%
PayPal Holdings, Inc.*[c]	11,100	1,933,953
Educational Services – 2.33%
Graham Holdings Company – Class B	1,000	342,670
Fabricated Metal Product Manufacturing – 1.30%
Masco Corporation	3,800	190,798
Funds, Trusts, and Other Financial Vehicles – 1.58%
Capital Southwest Corporation	17,200	231,856
Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) – 0.03%
PrairieSky Royalty Limited	700	4,424
Machinery Manufacturing – 1.57%
The Manitowoc Company, Inc.*	7,200	78,336
Welbilt, Inc.*	25,000	152,250
		230,586

KINETICS MUTUAL FUNDS, INC. — THE FUND
The Kinetics Spin-off and Corporate Restructuring Fund
Schedule of Investments — June 30, 2020 (Unaudited) — (Continued)

	Shares	Value
Management of Companies and Enterprises – 8.38%
Associated Capital Group, Inc. – Class Ac	32,400	$1,188,756
Dundee Corporation – Class A*	36,400	36,087
Galaxy Digital Holdings Ltd.*	5,000	5,672
		1,230,515
Medical Equipment and Supplies Manufacturing – 0.80%
Avanos Medical, Inc.*	4,000	117,560
Miscellaneous Manufacturing – 6.78%
CSW Industrials, Inc.[c]	14,400	995,184
Oil and Gas Extraction – 42.94%
Texas Pacific Land Trust[c]	10,599	6,303,119
Other Financial Investment Activities – 0.75%
GAMCO Investors, Inc. – Class A	8,300	110,473
Other Telecommunications – 2.50%
Liberty Broadband Corporation – Series A*	3,000	366,570
Publishing Industries (except Internet) – 0.12%
Gannett Co, Inc.*	12,800	17,664
Real Estate – 11.64%
Dream Unlimited Corp. – Class Acf	200,600	1,323,936
The Howard Hughes Corporation*	7,400	384,430
		1,708,366
Scientific Research and Development Services – 0.10%
Rafael Holdings, Inc. – Class B*	1,000	14,370
Spectator Sports – 1.17%
Liberty Media Corp.-Liberty Braves – Class C*	1,590	31,387
Liberty Media Corp.-Liberty Formula One – Class A*	4,800	140,064
		171,451

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FUND
The Kinetics Spin-off and Corporate Restructuring Fund
Schedule of Investments — June 30, 2020 (Unaudited) — (Continued)

	Shares	Value
Sporting Goods, Hobby, Musical Instrument, and Book Stores – 0.32%
Vista Outdoor, Inc.*	3,200	$46,240
Transportation Equipment Manufacturing – 0.15%
Westinghouse Air Brake Technologies Corp.	375	21,589
Water Transportation – 0.55%
A.P. Moeller-Maersk A/S – Class B – ADR	14,000	81,200
TOTAL COMMON STOCKS
(cost $9,431,811)		14,533,808
TOTAL INVESTMENTS – 99.02%
(cost $9,431,811)		$14,533,808

Percentages are stated as a percent of net assets.
* — Non-income producing security.
c — Significant Investment. See note 6.
f — Level 2 Investment. See note 7.
ADR — American Depository Receipt.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Assets & Liabilities
June 30, 2020 (Unaudited)

	The Internet	The Global
	Fund	Fund
ASSETS:
Investments in the Master Portfolio, at value*	$111,947,323	$14,557,210
Receivable from Adviser	—	19,826
Receivable for Master Portfolio interest sold	54,567	—
Receivable for Fund shares sold	7,555	15,096
Prepaid expenses and other assets	30,317	29,016
Total Assets	112,039,762	14,621,148
LIABILITIES:
Payable for Master Portfolio interest purchased	—	15,096
Payable to Directors	3,267	412
Payable to Chief Compliance Officer	184	23
Payable for Fund shares repurchased	62,122	—
Payable for shareholder servicing fees	23,760	2,977
Payable for distribution fees	1,885	4,202
Accrued expenses and other liabilities	58,063	21,714
Total Liabilities	149,281	44,424
Net Assets	$111,890,481	$14,576,724
NET ASSETS CONSIST OF:
Paid in capital	$87,213,557	$12,473,476
Accumulated earnings	24,676,924	2,103,248
Net Assets	$111,890,481	$14,576,724
CALCULATION OF NET ASSET VALUE PER SHARE – NO LOAD CLASS:
Net Assets	$108,928,320	$9,437,524
Shares outstanding	3,178,004	1,478,996
Net asset value per share (offering price and redemption price)	$34.28	$6.38
CALCULATION OF NET ASSET VALUE PER SHARE – ADVISOR CLASS A:
Net Assets	$2,012,126	$564,080
Shares outstanding	64,192	89,029
Net asset value per share (redemption price)	$31.35	$6.34
Offering price per share ($31.35 divided by .9425 and $6.34
divided by .9425)	$33.26	$6.73
CALCULATION OF NET ASSET VALUE PER SHARE – ADVISOR CLASS C:
Net Assets	$950,035	$4,575,120
Shares outstanding	36,149	773,306
Net asset value per share (offering price and redemption price)	$26.28	$5.92

*
Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Assets & Liabilities — (Continued)
June 30, 2020 (Unaudited)

	The Paradigm	The Medical
	Fund	Fund
ASSETS:
Investments in the Master Portfolio, at value*	$575,366,899	$19,228,907
Receivable from Adviser	92,195	14,952
Receivable for Master Portfolio interest sold	844,376	16
Receivable for Fund shares sold	726,133	51
Prepaid expenses and other assets	57,309	23,554
Total Assets	577,086,912	19,267,480
LIABILITIES:
Payable for Master Portfolio interest purchased	—	—
Payable to Adviser	—	—
Payable to Directors	17,928	522
Payable to Chief Compliance Officer	1,248	22
Payable for Fund shares repurchased	1,570,509	67
Payable for shareholder servicing fees	96,231	3,920
Payable for distribution fees	107,533	733
Accrued expenses and other liabilities	194,479	21,982
Total Liabilities	1,987,928	27,246
Net Assets	$575,098,984	$19,240,234
NET ASSETS CONSIST OF:
Paid in capital	$356,096,657	$12,765,253
Accumulated earnings	219,002,327	6,474,981
Net Assets	$575,098,984	$19,240,234
CALCULATION OF NET ASSET VALUE PER SHARE – NO LOAD CLASS:
Net Assets	$261,828,893	$17,015,497
Shares outstanding	5,956,010	642,968
Net asset value per share (offering price and redemption price)	$43.96	$26.46
CALCULATION OF NET ASSET VALUE PER SHARE – ADVISOR CLASS A:
Net Assets	$80,403,955	$2,107,299
Shares outstanding	1,899,296	83,220
Net asset value per share (redemption price)	$42.33	$25.32
Offering price per share ($42.33 divided by .9425 and $25.32
divided by .9425)	$44.91	$26.86
CALCULATION OF NET ASSET VALUE PER SHARE – ADVISOR CLASS C:
Net Assets	$77,026,338	$117,438
Shares outstanding	1,974,686	4,816
Net asset value per share (offering price and redemption price)	$39.01	$24.38
CALCULATION OF NET ASSET VALUE PER SHARE – INSTITUTIONAL CLASS:
Net Assets	$155,839,798	N/A
Shares outstanding	3,508,355	N/A
Net asset value per share (offering price and redemption price)	$44.42	N/A

*
Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Assets & Liabilities — (Continued)
June 30, 2020 (Unaudited)

	The Small Cap	The Market
	Opportunities	Opportunities
	Fund	Fund
ASSETS:
Investments in the Master Portfolio, at value*	$172,874,229	$72,277,073
Receivable from Adviser	32,793	42,497
Receivable for Master Portfolio interest sold	165,946	15,237
Receivable for Fund shares sold	2,564	1,653
Prepaid expenses and other assets	40,680	35,871
Total Assets	173,116,212	72,372,331
LIABILITIES:
Payable to Directors	5,626	2,192
Payable to Chief Compliance Officer	428	135
Payable for Fund shares repurchased	168,510	16,890
Payable for shareholder servicing fees	30,648	13,949
Payable for distribution fees	17,226	9,125
Accrued expenses and other liabilities	75,836	38,927
Total Liabilities	298,274	81,218
Net Assets	$172,817,938	$72,291,113
NET ASSETS CONSIST OF:
Paid in capital	$151,090,325	$53,648,961
Accumulated earnings	21,727,613	18,642,152
Net Assets	$172,817,938	$72,291,113
CALCULATION OF NET ASSET VALUE PER SHARE – NO LOAD CLASS:
Net Assets	$119,552,047	$50,301,409
Shares outstanding	2,286,635	2,048,486
Net asset value per share (offering price and redemption price)	$52.28	$24.56
CALCULATION OF NET ASSET VALUE PER SHARE – ADVISOR CLASS A:
Net Assets	$7,396,669	$5,213,929
Shares outstanding	146,560	215,943
Net asset value per share (redemption price)	$50.47	$24.14
Offering price per share ($50.47 divided by .9425 and $24.14
divided by .9425)	$53.55	$25.61
CALCULATION OF NET ASSET VALUE PER SHARE – ADVISOR CLASS C:
Net Assets	$7,680,678	$8,031,764
Shares outstanding	160,687	349,360
Net asset value per share (offering price and redemption price)	$47.80	$22.99
CALCULATION OF NET ASSET VALUE PER SHARE – INSTITUTIONAL CLASS:
Net Assets	$38,188,544	$8,744,011
Shares outstanding	715,747	350,522
Net asset value per share (offering price and redemption price)	$53.35	$24.95

*
Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Assets & Liabilities — (Continued)
June 30, 2020 (Unaudited)

		The Multi-
	The Alternative	Disciplinary
	Income	Income
	Fund	Fund
ASSETS:
Investments in the Master Portfolio, at value*	$14,254,438	$29,103,753
Receivable from Adviser	16,218	21,878
Receivable for Fund shares sold	383	787
Prepaid expenses and other assets	51,792	33,448
Total Assets	14,322,831	29,159,866
LIABILITIES:
Payable for Master Portfolio interest purchased	–	7,303
Payable to Directors	453	929
Payable to Chief Compliance Officer	34	64
Payable for Fund shares repurchased	10,983	8,090
Payable for shareholder servicing fees	1,267	3,260
Payable for distribution fees	2,228	7,656
Accrued expenses and other liabilities	23,142	27,285
Total Liabilities	38,107	54,587
Net Assets	$14,284,724	$29,105,279
NET ASSETS CONSIST OF:
Paid in capital	$14,115,340	$34,063,500
Accumulated earnings (deficit)	169,384	(4,958,221)
Net Assets	$14,284,724	$29,105,279
CALCULATION OF NET ASSET VALUE PER SHARE – NO LOAD CLASS:
Net Assets	$2,752,616	$4,252,662
Shares outstanding	27,556	415,393
Net asset value per share (offering price and redemption price)	$99.89	$10.24
CALCULATION OF NET ASSET VALUE PER SHARE – ADVISOR CLASS A:
Net Assets	$729,847	$1,732,883
Shares outstanding	7,392	170,098
Net asset value per share (redemption price)	$98.73	$10.19
Offering price per share ($98.73 divided by .9425 and $10.19
divided by .9425)	$104.75	$10.81
CALCULATION OF NET ASSET VALUE PER SHARE – ADVISOR CLASS C:
Net Assets	$729,556	$6,382,883
Shares outstanding	7,699	633,861
Net asset value per share (offering price and redemption price)	$94.76	$10.07
CALCULATION OF NET ASSET VALUE PER SHARE – INSTITUTIONAL CLASS:
Net Assets	$10,072,705	$16,736,851
Shares outstanding	99,513	1,631,675
Net asset value per share (offering price and redemption price)	$101.22	$10.26

*
Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FUND
Statement of Assets & Liabilities — (Continued)
June 30, 2020 (Unaudited)

The Kinetics
Spin-off and
Corporate
Restructuring
Fund
ASSETS:
Investments, at value(1)	$14,533,808
Cash	171,736
Dividends and interest receivable	4,587
Prepaid expenses and other assets	31,335
Total Assets	14,741,466
LIABILITIES:
Payable to Adviser	646
Payable to Directors	452
Payable to Chief Compliance Officer	37
Payable to custodian	1,917
Payable for Fund shares repurchased	11,216
Payable for shareholder servicing fees	1,376
Payable for distribution fees	3,257
Accrued expenses and other liabilities	44,565
Total Liabilities	63,466
Net Assets	$14,678,000
(1) Cost of investments	$9,431,811
NET ASSETS CONSIST OF:
Paid in capital	$10,461,894
Accumulated earnings	4,216,106
Net Assets	$14,678,000
CALCULATION OF NET ASSET VALUE PER SHARE - NO LOAD CLASS:
Net Assets	$14,097
Shares outstanding	1,350
Net asset value per share (offering price and redemption price)	$10.44
CALCULATION OF NET ASSET VALUE PER SHARE - ADVISOR CLASS A:
Net Assets	$2,075,970
Shares outstanding	208,670
Net asset value per share (redemption price)	$9.95
Offering price per share ($9.95 divided by .9425)	$10.56
CALCULATION OF NET ASSET VALUE PER SHARE - ADVISOR CLASS C:
Net Assets	$2,396,416
Shares outstanding	258,065
Net asset value per share (offering price and redemption price)	$9.29
CALCULATION OF NET ASSET VALUE PER SHARE - INSTITUTIONAL CLASS:
Net Assets	$10,191,517
Shares outstanding	1,017,203
Net asset value per share (offering price and redemption price)	$10.02

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Operations
For the Six Months Ended June 30, 2020 (Unaudited)

	The Internet	The Global
	Fund	Fund
INVESTMENT LOSS ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$426,128	$48,649
Interest	132,513	28,079
Income from securities lending	139,445	3,724
Expenses allocated from Master Portfolio	(776,047)	(115,863)
Net investment loss from Master Portfolio	(77,961)	(35,411)
EXPENSES:
Distribution fees – Advisor Class A	2,629	1,191
Distribution fees – Advisor Class C	3,451	17,645
Shareholder servicing fees – Advisor Class A	2,629	1,191
Shareholder servicing fees – Advisor Class C	1,150	5,882
Shareholder servicing fees – No Load Class	136,773	10,545
Transfer agent fees and expenses	35,788	8,645
Reports to shareholders	10,172	1,595
Administration fees	18,901	4,578
Professional fees	12,359	5,337
Directors’ fees	5,985	768
Chief Compliance Officer fees	1,269	166
Registration fees	23,995	24,282
Fund accounting fees	2,027	258
Other expenses	2,348	269
Total expenses	259,476	82,352
Less, expense reimbursement	—	(81,424)
Net expenses	259,476	928
Net investment loss	(337,437)	(36,339)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain on:
Investments and foreign currency	75,807	12,911
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	1,299,499	(623,277)
Net gain (loss) on investments	1,375,306	(610,366)
Net increase (decrease) in net assets resulting from operations	$1,037,869	$(646,705)
† Net of foreign taxes withheld of:	$468	$13,110

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Operations — (Continued)
For the Six Months Ended June 30, 2020 (Unaudited)

	The Paradigm	The Medical
	Fund	Fund
INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$6,575,406	$247,626
Interest	530,540	1,405
Income from securities lending	587,751	597
Expenses allocated from Master Portfolio	(4,300,205)	(125,392)
Net investment income from Master Portfolio	3,393,492	124,236
EXPENSES:
Distribution fees – Advisor Class A	112,742	1,779
Distribution fees – Advisor Class C	346,000	603
Shareholder servicing fees – Advisor Class A	112,742	1,779
Shareholder servicing fees – Advisor Class C	115,333	201
Shareholder servicing fees – No Load Class	357,162	19,408
Shareholder servicing fees – Institutional Class	167,596	—
Transfer agent fees and expenses	77,074	8,918
Reports to shareholders	45,402	1,583
Administration fees	106,143	3,893
Professional fees	49,284	5,531
Directors’ fees	34,381	894
Chief Compliance Officer fees	7,424	187
Registration fees	33,601	23,652
Fund accounting fees	12,184	298
Other expenses	15,074	326
Total expenses	1,592,142	69,052
Less, expense waiver for Institutional Class shareholder
servicing fees	(125,697)	—
Less, expense reimbursement	(262,056)	(73,147)
Net expenses	1,204,389	(4,095)
Net investment income	2,189,103	128,331
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain on:
Investments and foreign currency	10,252,101	130,029
Net change in unrealized depreciation of:
Investments and foreign currency	(153,168,020)	(90,538)
Net gain (loss) on investments	(142,915,919)	39,491
Net increase (decrease) in net assets resulting from operations	$(140,726,816)	$167,822
† Net of foreign taxes withheld of:	$57,484	$11,191

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Operations — (Continued)
For the Six Months Ended June 30, 2020 (Unaudited)

	The Small Cap	The Market
	Opportunities	Opportunities
	Fund	Fund
INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$2,339,521	$670,141
Interest	115,851	134,919
Income from securities lending	90,949	30,467
Expenses allocated from Master Portfolio	(1,382,400)	(537,631)
Net investment income from Master Portfolio	1,163,921	297,896
EXPENSES:
Distribution fees – Advisor Class A	11,091	7,316
Distribution fees – Advisor Class C	32,017	32,784
Shareholder servicing fees – Advisor Class A	11,091	7,316
Shareholder servicing fees – Advisor Class C	10,672	10,928
Shareholder servicing fees – No Load Class	173,031	65,061
Shareholder servicing fees – Institutional Class	46,665	9,833
Transfer agent fees and expenses	27,369	16,405
Reports to shareholders	15,084	5,353
Administration fees	35,213	14,608
Professional fees	16,875	9,920
Directors’ fees	10,758	4,124
Chief Compliance Officer fees	2,307	890
Registration fees	36,286	28,817
Fund accounting fees	3,901	1,430
Other expenses	5,412	1,648
Total expenses	437,772	216,433
Less, expense waiver for Institutional Class shareholder servicing fees	(34,999)	(7,374)
Less, expense reimbursement	(128,327)	(181,054)
Net expenses	274,446	28,005
Net investment income	889,475	269,891
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
ALLOCATED FROM MASTER PORTFOLIOS:
Net realized loss on:
Investments and foreign currency	(777,037)	(206,071)
Net change in unrealized depreciation of:
Investments and foreign currency	(52,344,679)	(8,019,721)
Net loss on investments	(53,121,716)	(8,225,792)
Net decrease in net assets resulting from operations	$(52,232,241)	$(7,955,901)
† Net of foreign taxes withheld of:	$52,890	$9,766

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Operations — (Continued)
For the Six Months Ended June 30, 2020 (Unaudited)

		The Multi-
	The Alternative	Disciplinary
	Income	Income
	Fund	Fund
INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
Dividends	$62,793	$118,643
Interest	40,919	651,038
Income from securities lending	—	35,371
Expenses allocated from Master Portfolio	(87,505)	(232,883)
Net investment income from Master Portfolio	16,207	572,169
EXPENSES:
Distribution fees – Advisor Class A	1,548	1,919
Distribution fees – Advisor Class C	2,462	25,013
Shareholder servicing fees – Advisor Class A	1,548	1,919
Shareholder servicing fees – Advisor Class C	821	8,338
Shareholder servicing fees – No Load Class	3,715	7,092
Shareholder servicing fees – Institutional Class	10,709	17,997
Transfer agent fees and expenses	11,302	12,681
Reports to shareholders	1,659	2,751
Administration fees	3,871	6,480
Professional fees	5,358	6,572
Directors’ fees	823	1,717
Chief Compliance Officer fees	183	380
Registration fees	28,867	30,310
Fund accounting fees	288	600
Other expenses	343	710
Total expenses	73,497	124,479
Less, expense waiver for Institutional Class shareholder servicing fees	(8,032)	(13,498)
Less, expense reimbursement	(85,683)	(97,453)
Net expenses	(20,218)	13,528
Net investment income	36,425	558,641
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain (loss) on:
Investments and foreign currency	—	(911,173)
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	103,996	(1,479,580)
Net gain (loss) on investments	103,996	(2,390,753)
Net increase (decrease) in net assets resulting from operations	$140,421	$(1,832,112)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FUND
Statement of Operations — (Continued)
For the Six Months Ended June 30, 2020 (Unaudited)

The Kinetics
Spin-off and
Corporate
Restructuring
Fund
INVESTMENT INCOME:
Dividends†	$219,780
Interest	842
Total investment income	220,622
EXPENSES:
Distribution fees – Advisor Class A	3,141
Distribution fees – Advisor Class C	11,160
Shareholder servicing fees – Advisor Class A	3,141
Shareholder servicing fees – Advisor Class C	3,720
Shareholder servicing fees – No Load Class	50
Shareholder servicing fees – Institutional Class	10,880
Transfer agent fees and expenses	11,455
Reports to shareholders	1,716
Administration fees	10,557
Professional fees	10,318
Directors’ fees	1,016
Chief Compliance Officer fees	189
Registration fees	29,232
Fund accounting fees	2,032
Investment advisory fees	82,044
Custodian fees and expenses	5,399
Other expenses	420
Total expenses	186,470
Less, expense waiver for Institutional Class shareholder servicing fees	(8,160)
Less, expense reimbursement	(57,693)
Net expenses	120,617
Net investment income	100,005
REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized loss on:
Investments and foreign currency	(291,208)
Net change in unrealized depreciation of:
Investments and foreign currency	(4,214,363)
Net loss on investments	(4,505,571)
Net decrease in net assets resulting from operations	$(4,405,566)
† Net of foreign taxes withheld of:	$2,497

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets

	The Internet Fund		The Global Fund
	For the		For the
	Period Ended	For the	Period Ended	For the
	June 30,	Year Ended	June 30,	Year Ended
	2020	December 31,	2020	December 31,
	(Unaudited)	2019	(Unaudited)	2019
OPERATIONS:
Net investment loss	$(337,437)	$(943,762)	$(36,339)	$(39,115)
Net realized gain (loss) on sale of
investments and foreign currency	75,807	(1,224,136)	12,911	(70,328)
Net change in unrealized appreciation
(depreciation) of investments and
foreign currency	1,299,499	29,302,593	(623,277)	2,331,121
Net increase (decrease) in net assets
resulting from operations	1,037,869	27,134,695	(646,705)	2,221,678
DISTRIBUTIONS TO SHAREHOLDERS:
No Load Class (See Note 5)	—	(1,660,688)	—	—
Advisor Class A (See Note 5)	—	(37,323)	—	—
Advisor Class C (See Note 5)	—	(17,498)	—	—
Total distributions to shareholders	—	(1,715,509)	—	—
CAPITAL SHARE TRANSACTIONS –
NO LOAD CLASS:
Proceeds from shares sold	2,446,528	5,270,641	2,086,690	2,256,422
Redemption fees	3,594	8,714	353	745
Proceeds from shares issued to holders
in reinvestment of dividends	—	1,624,992	—	—
Cost of shares redeemed	(9,887,392)	(18,393,908)	(417,136)	(957,402)
Net increase (decrease) in net assets
resulting from capital
share transactions	(7,437,270)	(11,489,561)	1,669,907	1,299,765
CAPITAL SHARE TRANSACTIONS –
ADVISOR CLASS A:
Proceeds from shares sold	20,931	224,346	—	230,935
Redemption fees	79	—	24	194
Proceeds from shares issued to holders
in reinvestment of dividends	—	35,088	—	—
Cost of shares redeemed	(320,834)	(1,042,186)	(676,417)	(131,383)
Net increase (decrease) in net assets
resulting from capital
share transactions	(299,824)	(782,752)	(676,393)	99,746
CAPITAL SHARE TRANSACTIONS –
ADVISOR CLASS C:
Proceeds from shares sold	40,400	60,875	15,600	346,590
Redemption fees	12	—	187	—
Proceeds from shares issued to holders
in reinvestment of dividends	—	17,339	—	—
Cost of shares redeemed	(41,307)	(448,172)	(200,876)	(514,127)
Net decrease in net assets resulting
from capital share transactions	(895)	(369,958)	(185,089)	(167,537)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Internet Fund		The Global Fund
	For the		For the
	Period Ended	For the	Period Ended	For the
	June 30,	Year Ended	June 30,	Year Ended
	2020	December 31,	2020	December 31,
	(Unaudited)	2019	(Unaudited)	2019
TOTAL INCREASE (DECREASE) IN
NET ASSETS:	$(6,700,120)	$12,776,915	$161,720	$3,453,652
NET ASSETS:
Beginning of period	118,590,601	105,813,686	14,415,004	10,961,352
End of period	$111,890,481	$118,590,601	$14,576,724	$14,415,004
CHANGES IN SHARES OUTSTANDING –
NO LOAD CLASS:
Shares sold	73,037	149,438	324,056	335,378
Shares issued in reinvestments of
dividends and distributions	—	47,738	—	—
Shares redeemed	(298,810)	(554,177)	(67,079)	(150,116)
Net increase (decrease) in
shares outstanding	(225,773)	(357,001)	256,977	185,262
CHANGES IN SHARES OUTSTANDING –
ADVISOR CLASS A:
Shares sold	699	7,075	—	36,555
Shares issued in reinvestments of
dividends and distributions	—	1,126	—	—
Shares redeemed	(10,508)	(33,444)	(112,450)	(20,901)
Net increase (decrease) in
shares outstanding	(9,809)	(25,243)	(112,450)	15,654
CHANGES IN SHARES OUTSTANDING –
ADVISOR CLASS C:
Shares sold	1,610	2,262	2,640	54,991
Shares issued in reinvestments of
dividends and distributions	—	662	—	—
Shares redeemed	(1,623)	(17,043)	(33,401)	(87,017)
Net decrease in
shares outstanding	(13)	(14,119)	(30,761)	(32,026)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Paradigm Fund		The Medical Fund
	For the		For the
	Period Ended	For the	Period Ended	For the
	June 30,	Year Ended	June 30,	Year Ended
	2020	December 31,	2020	December 31,
	(Unaudited)	2019	(Unaudited)	2019
OPERATIONS:
Net investment income (loss)	$2,189,103	$(6,213,012)	$128,331	$214,263
Net realized gain on sale of
investments and foreign currency	10,252,101	9,743,514	130,029	72,699
Net change in unrealized appreciation
(depreciation) of investments and
foreign currency	(153,168,020)	188,910,352	(90,538)	2,139,892
Net increase (decrease) in net assets
resulting from operations	(140,726,816)	192,440,854	167,822	2,426,854
DISTRIBUTIONS TO SHAREHOLDERS:
No Load Class (See Note 5)	—	(3,462,184)	—	(403,200)
Advisor Class A (See Note 5)	—	(1,174,407)	—	(27,988)
Advisor Class C (See Note 5)	—	(1,246,265)	—	(2,996)
Institutional Class (See Note 5)	—	(2,393,279)	N/A	N/A
Total distributions to shareholders	—	(8,276,135)	—	(434,184)
CAPITAL SHARE TRANSACTIONS –
NO LOAD CLASS:
Proceeds from shares sold	8,186,384	20,519,088	2,321,887	182,053
Redemption fees	3,451	6,123	—	4
Proceeds from shares issued to holders
in reinvestment of dividends	—	3,353,506	—	396,772
Cost of shares redeemed	(33,573,999)	(57,909,348)	(900,067)	(1,774,845)
Net increase (decrease) in net assets
resulting from capital
share transactions	(25,384,164)	(34,030,631)	1,421,820	(1,196,016)
CAPITAL SHARE TRANSACTIONS –
ADVISOR CLASS A:
Proceeds from shares sold	7,264,328	21,543,168	1,061,763	4,266
Redemption fees	446	446	—	—
Proceeds from shares issued to holders
in reinvestment of dividends	—	1,049,968	—	25,639
Cost of shares redeemed	(20,355,727)	(29,606,020)	(108,195)	(353,673)
Net increase (decrease) in net assets
resulting from capital
share transactions	(13,090,953)	(7,012,438)	953,568	(323,768)
CAPITAL SHARE TRANSACTIONS –
ADVISOR CLASS C:
Proceeds from shares sold	774,536	3,856,068	—	222
Redemption fees	1,118	419	—	—
Proceeds from shares issued to holders
in reinvestment of dividends	—	1,161,370	—	2,751
Cost of shares redeemed	(16,801,470)	(20,255,099)	(50,976)	(181,358)
Net decrease in net assets resulting
from capital share transactions	(16,025,816)	(15,237,242)	(50,976)	(178,385)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Paradigm Fund		The Medical Fund
	For the		For the
	Period Ended	For the	Period Ended	For the
	June 30,	Year Ended	June 30,	Year Ended
	2020	December 31,	2020	December 31,
	(Unaudited)	2019	(Unaudited)	2019
CAPITAL SHARE TRANSACTIONS –
INSTITUTIONAL CLASS:
Proceeds from shares sold	$31,965,237	$43,225,437	$ N/A	$ N/A
Redemption fees	743	17,598	N/A	N/A
Proceeds from shares issued to holders
in reinvestment of dividends	—	1,981,530	N/A	N/A
Cost of shares redeemed	(41,298,920)	(36,627,967)	N/A	N/A
Net increase (decrease) in net assets
resulting from capital
share transactions	(9,332,940)	8,596,598	N/A	N/A
TOTAL INCREASE (DECREASE)
IN NET ASSETS:	(204,560,689)	136,481,006	2,492,234	294,501
NET ASSETS:
Beginning of period	779,659,673	643,178,667	16,748,000	16,453,499
End of period	$575,098,984	$779,659,673	$19,240,234	$16,748,000
CHANGES IN SHARES OUTSTANDING –
NO LOAD CLASS:
Shares sold	181,879	410,154	96,091	7,386
Shares issued in reinvestments of
dividends and distributions	—	62,635	—	14,984
Shares redeemed	(752,159)	(1,158,087)	(35,213)	(71,613)
Net increase (decrease) in
shares outstanding	(570,280)	(685,298)	60,878	(49,243)
CHANGES IN SHARES OUTSTANDING –
ADVISOR CLASS A:
Shares sold	167,703	437,515	42,840	180
Shares issued in reinvestments of
dividends and distributions	—	20,345	—	1,011
Shares redeemed	(514,042)	(602,916)	(4,347)	(15,103)
Net increase (decrease) in
shares outstanding	(346,339)	(145,056)	38,493	(13,912)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Paradigm Fund		The Medical Fund
	For the		For the
	Period Ended	For the	Period Ended	For the
	June 30,	Year Ended	June 30,	Year Ended
	2020	December 31,	2020	December 31,
	(Unaudited)	2019	(Unaudited)	2019
CHANGES IN SHARES OUTSTANDING –
ADVISOR CLASS C:
Shares sold	17,517	83,907	—	9
Shares issued in reinvestments of
dividends and distributions	—	24,363	—	112
Shares redeemed	(425,966)	(438,684)	(2,080)	(7,986)
Net decrease in shares outstanding	(408,449)	(330,414)	(2,080)	(7,865)
CHANGES IN SHARES OUTSTANDING –
INSTITUTIONAL CLASS:
Shares sold	747,937	862,820	N/A	N/A
Shares issued in reinvestments of
dividends and distributions	—	36,681	N/A	N/A
Shares redeemed	(996,041)	(716,053)	N/A	N/A
Net increase (decrease) in
shares outstanding	(248,104)	183,448	N/A	N/A

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Small Cap		The Market
	Opportunities Fund		Opportunities Fund
	For the		For the
	Period Ended	For the	Period Ended	For the
	June 30,	Year Ended	June 30,	Year Ended
	2020	December 31,	2020	December 31,
	(Unaudited)	2019	(Unaudited)	2019
OPERATIONS:
Net investment income (loss)	$889,475	$(1,403,543)	$269,891	$(81,951)
Net realized loss on sale of
investments and foreign currency	(777,037)	(1,522,409)	(206,071)	(64,759)
Net change in unrealized appreciation
(depreciation) of investments and
foreign currency	(52,344,679)	62,286,980	(8,019,721)	16,276,528
Net increase (decrease) in net assets
resulting from operations	(52,232,241)	59,361,028	(7,955,901)	16,129,818
DISTRIBUTIONS TO SHAREHOLDERS:
No Load Class (See Note 5)	—	—	—	(189,407)
Advisor Class A (See Note 5)	—	—	—	(4,687)
Advisor Class C (See Note 5)	—	—	—	—
Institutional Class (See Note 5)	—	—	—	(65,460)
Total distributions to shareholders	—	—	—	(259,554)
CAPITAL SHARE TRANSACTIONS –
NO LOAD CLASS:
Proceeds from shares sold	4,201,091	85,965,444	2,256,073	3,345,164
Redemption fees	2,787	12,776	168	6,039
Proceeds from shares issued to holders
in reinvestment of dividends	—	—	—	188,418
Cost of shares redeemed	(30,059,192)	(112,344,511)	(4,299,854)	(5,586,777)
Net decrease in net assets resulting
from capital share transactions	(25,855,314)	(26,366,291)	(2,043,613)	(2,047,156)
CAPITAL SHARE TRANSACTIONS –
ADVISOR CLASS A:
Proceeds from shares sold	659,139	22,994,981	75,608	844,247
Redemption fees	31	437	1	—
Proceeds from shares issued to holders
in reinvestment of dividends	—	—	—	4,056
Cost of shares redeemed	(2,889,852)	(24,146,901)	(1,125,202)	(1,786,138)
Net decrease in net assets resulting
from capital share transactions	(2,230,682)	(1,151,483)	(1,049,593)	(937,835)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Small Cap		The Market
	Opportunities Fund		Opportunities Fund
	For the		For the
	Period Ended	For the	Period Ended	For the
	June 30,	Year Ended	June 30,	Year Ended
	2020	December 31,	2020	December 31,
	(Unaudited)	2019	(Unaudited)	2019
CAPITAL SHARE TRANSACTIONS –
ADVISOR CLASS C:
Proceeds from shares sold	$294,288	$2,459,311	$8,500	$770,063
Redemption fees	29	—	2	—
Proceeds from shares issued to holders
in reinvestment of dividends	—	—	—	—
Cost of shares redeemed	(1,056,458)	(2,527,500)	(1,179,713)	(1,093,490)
Net decrease in net assets resulting
from capital share transactions	(762,141)	(68,189)	(1,171,211)	(323,427)
CAPITAL SHARE TRANSACTIONS –
INSTITUTIONAL CLASS:
Proceeds from shares sold	3,520,465	28,923,360	1,923,519	2,934,130
Redemption fees	452	550	2	50
Proceeds from shares issued to holders
in reinvestment of dividends	—	—	—	61,881
Cost of shares redeemed	(19,186,620)	(14,417,845)	(3,850,868)	(2,020,391)
Net increase (decrease) in net assets
resulting from capital
share transactions	(15,665,703)	14,506,065	(1,927,347)	975,670
TOTAL INCREASE (DECREASE) IN
NET ASSETS:	(96,746,081)	46,281,130	(14,147,665)	13,537,516
NET ASSETS:
Beginning of period	269,564,019	223,282,889	86,438,778	72,901,262
End of period	$172,817,938	$269,564,019	$72,291,113	$86,438,778
CHANGES IN SHARES OUTSTANDING –
NO LOAD CLASS:
Shares sold	80,292	1,418,304	88,456	128,868
Shares issued in reinvestments of
dividends and distributions	—	—	—	7,028
Shares redeemed	(558,602)	(1,850,216)	(173,705)	(223,066)
Net decrease in shares outstanding	(478,310)	(431,912)	(85,249)	(87,170)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Small Cap		The Market
	Opportunities Fund		Opportunities Fund
	For the		For the
	Period Ended	For the	Period Ended	For the
	June 30,	Year Ended	June 30,	Year Ended
	2020	December 31,	2020	December 31,
	(Unaudited)	2019	(Unaudited)	2019
CHANGES IN SHARES OUTSTANDING –
ADVISOR CLASS A:
Shares sold	12,337	391,959	3,175	33,361
Shares issued in reinvestments of
dividends and distributions	—	—	—	154
Shares redeemed	(55,658)	(412,993)	(48,432)	(71,286)
Net decrease in shares outstanding	(43,321)	(21,034)	(45,257)	(37,771)
CHANGES IN SHARES OUTSTANDING –
ADVISOR CLASS C:
Shares sold	5,314	44,115	382	32,048
Shares issued in reinvestments of
dividends and distributions	—	—	—	—
Shares redeemed	(20,559)	(44,344)	(51,459)	(44,969)
Net decrease in shares outstanding	(15,245)	(229)	(51,077)	(12,921)
CHANGES IN SHARES OUTSTANDING –
INSTITUTIONAL CLASS:
Shares sold	63,890	467,046	78,853	111,877
Shares issued in reinvestments of
dividends and distributions	—	—	—	2,273
Shares redeemed	(346,296)	(235,088)	(190,608)	(79,224)
Net increase (decrease) in
shares outstanding	(282,406)	231,958	(111,755)	34,926

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Alternative		The Multi-
	Income Fund		Disciplinary Income Fund
	For the		For the
	Period Ended	For the	Period Ended	For the
	June 30,	Year Ended	June 30,	Year Ended
	2020	December 31,	2020	December 31,
	(Unaudited)	2019	(Unaudited)	2019
OPERATIONS:
Net investment income	$36,425	$274,262	$558,641	$1,478,817
Net realized gain (loss) on sale of
investments, foreign currency and
written options	—	31,336	(911,173)	(15,235)
Net change in unrealized appreciation
(depreciation) of investments, foreign
currency and written options	103,996	165,965	(1,479,580)	1,760,724
Net increase (decrease) in net assets
resulting from operations	140,421	471,563	(1,832,112)	3,224,306
DISTRIBUTIONS TO SHAREHOLDERS:
No Load Class (See Note 5)	(5,835)	(62,862)	(102,309)	(244,012)
Advisor Class A (See Note 5)	—	(13,082)	(29,026)	(94,067)
Advisor Class C (See Note 5)	(90)	(8,243)	(106,691)	(258,173)
Institutional Class (See Note 5)	(31,753)	(218,994)	(346,877)	(880,291)
Total distributions to shareholders	(37,678)	(303,181)	(584,903)	(1,476,543)
CAPITAL SHARE TRANSACTIONS –
NO LOAD CLASS:
Proceeds from shares sold	79,986	356,721	861,666	920,806
Redemption fees	—	—	1	1
Proceeds from shares issued to holders
in reinvestment of dividends	5,214	55,029	93,819	237,006
Cost of shares redeemed	(857,504)	(1,232,243)	(2,293,103)	(1,540,353)
Net decrease in net assets resulting
from capital share transactions	(772,304)	(820,493)	(1,337,617)	(382,540)
CAPITAL SHARE TRANSACTIONS –
ADVISOR CLASS A:
Proceeds from shares sold	6,807,904	319,008	405,578	105,243
Proceeds from shares issued to holders
in reinvestment of dividends	—	12,567	24,000	81,281
Cost of shares redeemed	(6,824,856)	(416,587)	(420,568)	(1,280,504)
Net increase (decrease) in net assets
resulting from capital
share transactions	(16,952)	(85,012)	9,010	(1,093,980)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Alternative		The Multi-
	Income Fund		Disciplinary Income Fund
	For the		For the
	Period Ended	For the	Period Ended	For the
	June 30,	Year Ended	June 30,	Year Ended
	2020	December 31,	2020	December 31,
	(Unaudited)	2019	(Unaudited)	2019
CAPITAL SHARE TRANSACTIONS –
ADVISOR CLASS C:
Proceeds from shares sold	$138,583	$—	$637,361	$295,850
Redemption fees	—		29
Proceeds from shares issued to holders
in reinvestment of dividends	80	7,626	64,954	221,021
Cost of shares redeemed	(130,062)	(412,199)	(716,517)	(1,778,627)
Net increase (decrease) in net assets
resulting from capital
share transactions	8,601	(404,573)	(14,173)	(1,261,756)
CAPITAL SHARE TRANSACTIONS –
INSTITUTIONAL CLASS:
Proceeds from shares sold	614,230	2,070,884	991,970	1,913,614
Redemption fees	—	59	3	—
Proceeds from shares issued to holders
in reinvestment of dividends	31,709	218,911	327,346	874,052
Cost of shares redeemed	(2,099,742)	(3,754,308)	(3,476,292)	(4,014,227)
Net decrease in net assets resulting
from capital share transactions	(1,453,803)	(1,464,454)	(2,156,973)	(1,226,561)
TOTAL DECREASE IN NET ASSETS:	(2,131,715)	(2,606,150)	(5,916,768)	(2,217,074)
NET ASSETS:
Beginning of period	16,416,439	19,022,589	35,022,047	37,239,121
End of period	$14,284,724	$16,416,439	$29,105,279	$35,022,047
CHANGES IN SHARES OUTSTANDING –
NO LOAD CLASS:
Shares sold	811	3,638	79,999	84,261
Shares issued in reinvestments of
dividends and distributions	53	560	9,562	21,719
Shares redeemed	(8,732)	(12,537)	(224,191)	(142,619)
Net decrease in shares outstanding	(7,868)	(8,339)	(134,630)	(36,639)
CHANGES IN SHARES OUTSTANDING –
ADVISOR CLASS A:
Shares sold	69,732	3,292	39,183	9,643
Shares issued in reinvestments of
dividends and distributions	—	130	2,435	7,489
Shares redeemed	(71,161)	(4,290)	(41,367)	(117,437)
Net increase (decrease) in
shares outstanding	(1,429)	(868)	251	(100,305)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Alternative		The Multi-
	Income Fund		Disciplinary Income Fund
	For the		For the
	Period Ended	For the	Period Ended	For the
	June 30,	Year Ended	June 30,	Year Ended
	2020	December 31,	2020	December 31,
	(Unaudited)	2019	(Unaudited)	2019
CHANGES IN SHARES OUTSTANDING –
ADVISOR CLASS C:
Shares sold	1,471	—	63,194	27,584
Shares issued in reinvestments of
dividends and distributions	1	82	6,707	20,594
Shares redeemed	(1,386)	(4,417)	(69,815)	(165,068)
Net increase (decrease) in
shares outstanding	86	(4,335)	86	(116,890)
CHANGES IN SHARES OUTSTANDING –
INSTITUTIONAL CLASS:
Shares sold	6,147	20,813	92,980	174,341
Shares issued in reinvestments of
dividends and distributions	318	2,200	33,112	79,936
Shares redeemed	(21,095)	(37,681)	(345,080)	(366,699)
Net decrease in shares outstanding	(14,630)	(14,668)	(218,988)	(112,422)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FUND
Statements of Changes in Net Assets — (Continued)

	The Kinetics Spin-off and
	Corporate Restructuring Fund
	For the
	Period Ended	For the
	June 30,	Year Ended
	2020	December 31,
	(Unaudited)	2019
OPERATIONS:
Net investment income (loss)	$100,005	$(17,541)
Net realized loss on sale of investments and foreign currency	(291,208)	(11,715)
Net change in unrealized appreciation (depreciation) of investments	(4,214,363)	5,580,320
Net increase (decrease) in net assets resulting from operations	(4,405,566)	5,551,064
DISTRIBUTIONS TO SHAREHOLDERS:
No Load Class (See Note 5)	—	—
Advisor Class A (See Note 5)	—	—
Advisor Class C (See Note 5)	—	—
Institutional Class (See Note 5)	—	(12,075)
Total distributions to shareholders	—	(12,075)
CAPITAL SHARE TRANSACTIONS – NO LOAD CLASS:
Proceeds from shares sold	3,001	47,677
Cost of shares redeemed	(34,225)	(2,356)
Net increase (decrease) in net assets resulting from capital
share transactions	(31,224)	45,321
CAPITAL SHARE TRANSACTIONS – ADVISOR CLASS A:
Proceeds from shares sold	127,097	458,418
Cost of shares redeemed	(879,911)	(1,143,509)
Net decrease in net assets resulting from capital share transactions	(752,814)	(685,091)
CAPITAL SHARE TRANSACTIONS – ADVISOR CLASS C:
Proceeds from shares sold	17,034	21,995
Cost of shares redeemed	(753,318)	(1,213,923)
Net decrease in net assets resulting from capital share transactions	(736,284)	(1,191,928)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FUND
Statements of Changes in Net Assets — (Continued)

	The Kinetics Spin-off and
	Corporate Restructuring Fund
	For the
	Period Ended	For the
	June 30,	Year Ended
	2020	December 31,
	(Unaudited)	2019
CAPITAL SHARE TRANSACTIONS – INSTITUTIONAL CLASS:
Proceeds from shares sold	262,567	294,903
Proceeds from shares issued to holders in reinvestment of dividends	—	10,093
Cost of shares redeemed	(1,107,663)	(1,281,766)
Net decrease in net assets resulting from capital share transactions	(845,096)	(976,770)
TOTAL INCREASE (DECREASE) IN NET ASSETS:	(6,770,984)	2,730,521
NET ASSETS:
Beginning of period	21,448,984	18,718,463
End of period	$14,678,000	$21,448,984
CHANGES IN SHARES OUTSTANDING – NO LOAD CLASS:
Shares sold	382	3,716
Shares issued in reinvestments of dividends and distributions	—	—
Shares redeemed	(3,716)	(204)
Net increase (decrease) in shares outstanding	(3,334)	3,512
CHANGES IN SHARES OUTSTANDING – ADVISOR CLASS A:
Shares sold	14,610	40,907
Shares issued in reinvestments of dividends and distributions	—	—
Shares redeemed	(97,828)	(103,228)
Net decrease in shares outstanding	(83,218)	(62,321)
CHANGES IN SHARES OUTSTANDING – ADVISOR CLASS C:
Shares sold	2,000	2,038
Shares issued in reinvestments of dividends and distributions	—	—
Shares redeemed	(98,119)	(115,131)
Net decrease in shares outstanding	(96,119)	(113,093)
CHANGES IN SHARES OUTSTANDING – INSTITUTIONAL CLASS:
Shares sold	26,680	25,013
Shares issued in reinvestments of dividends and distributions	—	818
Shares redeemed	(125,913)	(115,107)
Net decrease in shares outstanding	(99,233)	(89,276)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements
June 30, 2020 (Unaudited)

1. Organization
Kinetics Mutual Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is incorporated in the State of Maryland. The Company is an open-end management investment company issuing its shares in series. One billion shares are authorized for the Company with a par value of $0.001 per share. The series of the Company presently authorized are The Internet Fund (“Internet”), The Global Fund (“Global”), The Paradigm Fund (“Paradigm”), The Medical Fund (“Medical”), The Small Cap Opportunities Fund (“Small Cap”), The Market Opportunities Fund (“Market Opportunities”), The Alternative Income Fund (“Alternative Income”), The Multi-Disciplinary Income Fund (“Multi-Disciplinary Income”) and The Kinetics Spin-off and Corporate Restructuring Fund (“Spin-off Fund”). Investment operations of the Company began on October 21, 1996 (Internet),September 30, 1999 (Medical), December 31, 1999 (Global and Paradigm), March 20, 2000 (Small Cap), January 31, 2006 (Market Opportunities), June 29, 2007 (Alternative Income), February 11, 2008 (Multi-Disciplinary Income) and May 4, 2007 (Spin-off Fund). The Spin-off Fund completed a plan of reorganization at the close of business on December 8, 2017 to begin operations under the Company. Prior to December 8, 2017, the Spin-off Fund, was known as Horizon Spin-off and Corporate Restructuring a series of Investment Managers Series Trust. Each series, except the Spin-off Fund, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing all of its investable assets in a corresponding portfolio series (each a “Master Portfolio” and collectively the “Master Portfolios”) of Kinetics Portfolios Trust (the “Trust”). The Spin-off Fund does not invest all of its investable assets in a Master Portfolio and will directly acquire and manage its own portfolio of securities.
On April 28, 2000 (January 31, 2006, with respect to Market Opportunities, June 29, 2007, with respect to Alternative Income, and February 11, 2008, with respect to Multi-Disciplinary Income), each series in the Company, except for the Spin-off Fund, entered into a master-feeder fund structure. By entering into this structure, each series, except for the Spin-off Fund, (each a “Feeder Fund” and collectively, the “Feeder Funds”) invested all of its assets in a corresponding Master Portfolio which had the same investment objective as the Feeder Fund. Each Master Portfolio has multiple feeder funds. Each Feeder Fund receives a proportionate amount of interest in the Master Portfolio equal to its relative contribution of capital. Thus, each Feeder Fund is allocated its portion of income, gains (losses) and expenses from the Master Portfolio.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2020 (Unaudited)

Each Feeder Fund’s respective interest in the corresponding Master Portfolio as of June 30, 2020, is as follows:
Interest in
Master Portfolio
The Internet Fund	99.975%
The Global Fund	99.936%
The Paradigm Fund	97.299%
The Medical Fund	99.785%
The Small Cap Opportunities Fund	99.967%
The Market Opportunities Fund	99.964%
The Alternative Income Fund	99.084%
The Multi-Disciplinary Income Fund	99.373%

Prior to the conversion to a master-feeder fund structure on April 28, 2000, each then existing series conducted its own investment operations.
As of June 30, 2020, each of the Funds offers Advisor Class A shares. Advisor Class A shares are subject to an annual Rule 12b-1 fee of 0.25% of average daily net assets and a shareholder servicing fee of 0.25% of average daily net assets. The Advisor Class A shares are also subject to a front-end sales charge of 5.75%.
As of June 30, 2020, each of the Funds offers Advisor Class C shares. Advisor Class C shares are subject to an annual Rule 12b-1 fee of 0.75% of average daily net assets and a shareholder servicing fee of 0.25% of average daily net assets. If you sell your Advisor Class C shares within 12 months of purchase, you will have to pay a contingent deferred sales charge of 1.00%, which is applied to the NAV of the shares on the date of original purchase or on the date of redemption, whichever is less.
As of June 30, 2020, each of the Funds offers No Load Class shares. No Load Class shares are subject to a shareholder servicing fee of 0.25% of average daily net assets but do not have 12b-1 fees or a sales charge.
As of June 30, 2020, the Paradigm, Small Cap, Market Opportunities, Alternative Income, Multi-Disciplinary Income and Spin-off Funds offer Institutional Class shares. Institutional Class shares are subject to a shareholder servicing fee of 0.20% of average daily net assets but do not have 12b-1 fees or a sales charge. The Adviser has contractually agreed to waive the portion of the Institutional Class shareholder servicing fee in excess of 0.05%.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2020 (Unaudited)

Each class of shares for each Feeder Fund and the Spin-off Fund has identical rights and privileges except with respect to the Rule 12b-1 fees paid by the Advisor Class A and Advisor Class C shares, the front-end sales charge on the Advisor Class A shares, the contingent deferred sales charge on Class C, the shareholder servicing fees paid by the Advisor Class A, Advisor Class C, No Load Class and Institutional Class shares, voting rights on matters pertaining to a single class of shares and the exchange privileges of each class of shares.
Shares of each Feeder Fund and the Spin-off Fund will assess a 2.00% redemption fee (with exceptions) on shares redeemed or exchanged within 30 days of purchase. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class based on its relative net assets.
Refer to the Master Portfolios’ financial statements to obtain information about the investment objective of the corresponding Feeder Fund. The financial statements of the Master Portfolios, including the portfolios of investments, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.
2. Significant Accounting Policies
Security Valuation
Master Portfolios and Spin-off Fund equity securities that are listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted equity securities and listed equity securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and are freely transferable will be

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2020 (Unaudited)

valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If a composite option price is not available, then a quote provided by one of the authorized pricing vendors will be used. If neither a composite price nor a quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange-traded options for which over-the-counter quotations are not readily available are valued at the mean between the last bid and asked quotations. Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset value (“NAV”).
Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios and the Board of Directors of the Spin- off Fund. In determining the fair value of a security, the Board of Trustees/Directors shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets. At June 30, 2020, 0.58%, 2.39%, 0.01%, 4.38% and 0.57% of the net assets of The Global

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2020 (Unaudited)

Portfolio, The Market Opportunities Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio and The Multi-Disciplinary Income Portfolio, respectively, were fair valued securities. The other Master Portfolios and Spin-off Fund did not hold any fair valued securities at June 30, 2020.
Bitcoin
The Master Portfolios and Spin-off Fund may invest in Grayscale Bitcoin Trust, a Delaware statutory trust (“Bitcoin Trust”) that invests in bitcoins. From time to time, the Bitcoin Trust issues creation units in exchange for bitcoins and distributes bitcoins in exchange for redemption units. The performance of the Bitcoin Trust is intended to reflect changes in the value of the Trust’s bitcoin investments. At June 30, 2020, 18.4%, 10.3%, 3.2%, 1.7% and 8.0% of the net assets of The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio and The Market Opportunities Portfolio, respectively, were invested in the Bitcoin Trust. Investments in bitcoins produce non-qualifying income under subchapter M of the Internal Revenue Code.
Bitcoin is a decentralized digital currency that enables instant transfers to anyone, anywhere in the world. Managing transactions in bitcoins occurs via an open source, cryptographic protocol central authority. The Bitcoin Network is an online, end-user-to-end-user network that hosts the public transaction ledger, known as the Blockchain, and the source code that comprises the basis for the cryptographic and algorithmic protocols governing the Bitcoin Network. No single entity owns or operates the Bitcoin Network, the infrastructure of which is collectively maintained by a decentralized user base. Since the Bitcoin Network is decentralized, it does not rely on either governmental authorities or financial institutions to create, transmit or determine the value of bitcoins.
Rather, the value of bitcoins is determined by the supply of and demand for bitcoins in the global bitcoin exchange market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of the Bitcoin Trust. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect a Master Portfolio’s direct or indirect investment in the Bitcoin Trust. Bitcoin transactions are irrevocable, and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of a

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2020 (Unaudited)

Master Portfolio’s direct or indirect investment in the Bitcoin Trust. Shares of the Bitcoin Trust may trade at a premium or discount to the net asset value of the Bitcoin Trust. The price of bitcoins is set in transfers by mutual agreement or barter as well as the number of merchants that accept bitcoins. Because bitcoins are digital files that can be transferred without the involvement of intermediaries or third parties, there are little or no transaction costs in direct end-user-to-end-user transactions. Bitcoins can be used to pay for goods and services or can be converted to fiat currencies, such as the U.S. dollar, at rates determined by the Bitcoin Exchanges. Additionally, third party service providers such as Bitcoin Exchanges are also used for transfers but they may charge significant fees for processing transactions.
As bitcoins have grown in popularity, the U.S. Congress and a number of federal and state agencies (including the Financial Crimes Enforcement Network (FinCEN), the U.S. Securities and Exchange Commission, the Commodity Futures Trading Commission, the Financial Industry Regulatory Authority, the Consumer Financial Protection Bureau, the Department of Justice, the Department of Homeland Security, the Federal Bureau of Investigation, the IRS, and state financial institution regulators) have begun to examine the operations of the network that facilitates bitcoins, bitcoin users and the Bitcoin Exchanges, with particular focus on (1) the extent to which bitcoins can be used to launder the proceeds of illegal activities or fund criminal or terrorist enterprises, (2) the safety and soundness of the Bitcoin Exchange or other service-providers that hold bitcoins for users and (3) other risks to investors and consumers who hold and use bitcoins. Ongoing and future regulatory actions may alter, perhaps to a materially adverse extent, the value of a Master Portfolio’s and it’s Subsidiary’s investment in the Bitcoin Trust or the ability of the Bitcoin Trust to continue to operate.
Repurchase Agreements
Each Master Portfolio and the Spin-off Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Master Portfolios and Spin-off Fund receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 102% of the amount invested by the Master Portfolio and Spin-off Fund in each repurchase

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2020 (Unaudited)

agreement. If the seller defaults and the value of the collateral declines, realization of the collateral by the Master Portfolio and Spin-off Fund may be delayed or limited.
Written Options
The Master Portfolios and Spin-off Fund may write (sell) call or put options for trading or hedging purposes. When a Master Portfolio or Spin-off Fund writes an option, an amount equal to the premium received by the Master Portfolio or Spin-off Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing the option, the Master Portfolio or Spin-off Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. When an option expires on its stipulated expiration date or the Master Portfolio or Spin-off Fund enters into a closing purchase transaction, the Master Portfolio or Spin-off Fund realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Master Portfolio or Spin-off Fund realizes a gain or loss from the sale of the security (or closing of the short sale). As collateral for uncovered written options, each of the Master Portfolios and Spin-off Fund are required under the 1940 Act to maintain assets consisting of cash, cash equivalents or unencumbered, liquid securities. This collateral is required to be adjusted daily to reflect the exercise price of the purchase obligation for put options or the market value of the instrument underlying the contract for call options.
Foreign Currency Translations
The books and records of the Master Portfolios and Spin-off Fund are maintained in U.S. dollars. For the Master Portfolios and Spin-off Fund, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market values of investment securities and other assets and liabilities are translated at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios and

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2020 (Unaudited)

Spin-off Fund do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Master Portfolios and Spin-off Fund do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.
Restricted and Illiquid Securities
The Master Portfolios and Spin-off Fund may invest in restricted securities. These securities are valued by the Master Portfolios and Spin-off Fund after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance. The Master Portfolios and Spin-off Fund have no right to require registration of unregistered securities. The 144A securities have been deemed to be liquid by the Master Portfolio and Spin-off Fund’s Adviser under the supervision of the Board of Trustees/Directors. At June 30, 2020, the following Master Portfolio held securities restricted to institutional investors (144A securities):
		Percentage of
	Market Value	Net Assets
The Multi-Disciplinary Income Portfolio	$5,245,624	17.92%
An illiquid asset is any asset which may not be sold or disposed of in current market conditions within seven days without the sale or disposition significantly changing the market value of the investment. At June 30, 2020, the following Master Portfolio held illiquid securities:

		Percentage of
	Market Value	Net Assets
The Global Portfolio	84,350	0.58%
The Market Opportunities Portfolio	1,725,531	2.39%
The Paradigm Portfolio	31,714	0.01%
The Small Cap Opportunities Portfolio	7,573,684	4.38%
The Multi-Disciplinary Income Portfolio	166,229	0.57%

When-Issued Securities
The Master Portfolios and Spin-off Fund may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement,

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2020 (Unaudited)

these securities may be delivered and paid for at a future date. The Master Portfolios and Spin-off Fund record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios and Spin-off Fund maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.
Securities Lending
Each Master Portfolio and Spin-off Fund may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements with respect to no more than 33 1 / 3 % of the total assets of each Master Portfolio and Spin-off Fund (including any collateral posted) or 50% of the total assets of each Master Portfolio and Spin-off Fund (excluding any collateral posted). Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios and Spin- off Fund receive interest on the collateral received as well as a fee for the securities loaned.
Expense Allocation
Common expenses incurred by the Funds are allocated among the Funds (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Funds, depending on the nature of the expenditure.
Each Feeder Fund records its proportionate share of the corresponding Master Portfolio’s expenses on a daily basis. In addition, each Feeder Fund accrues its own separate expenses. Any cap on expenses includes Feeder Fund-specific expenses as well as the expenses allocated from the Master Portfolio.
Federal Income Taxes
Each Master Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in a Master Portfolio via its investment in a Feeder Fund will be subject to taxation on its share of the Master Portfolio’s ordinary income and capital gains. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio via its investment in

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2020 (Unaudited)

a Feeder Fund can satisfy the requirements of subchapter M of the Internal Revenue Code. It is intended that the Spin-off Fund will be managed to satisfy the requirements of subchapter M of the Internal Revenue Code.
The consolidated financial statements include the accounts of Cayman, Ltd., Cayman wholly-owned Controlled Foreign Corporations (“CFCs”) and the accounts of Delaware Corporations (“Cayman” or “Delaware”, respectively, or “Subsidiaries” for both). The respective Master Portfolios hold a CFC: Internet Portfolio, Global Portfolio, Paradigm Portfolio, Small Cap Opportunities Portfolio and Market Opportunities Portfolio. The respective Master Portfolios hold a Delaware subsidiary: Internet Portfolio, Global Portfolio, and Market Opportunities Portfolio. The investment of up to 25% of a Master Portfolio’s assets in the Subsidiaries is a structure that has been used by a number of Registered Investment Companies (“RICs”), avoiding bad income generation by indirectly making commodities-related investments. These investments would not generate qualifying income if they were made directly by the RIC. Section 851(b) of the Internal Revenue Code provides that income earned by a CFC or controlled subsidiary, such as the Subsidiaries, will be treated as qualifying income for a RIC provided the Subsidiaries distribute those earnings out to the RIC each year. If the IRS were to determine that income derived from a Master Portfolio’s investment in its Subsidiaries do not constitute qualifying income and if such positions were upheld by a court, or if future legislation or Treasury regulations were to adversely affect the tax treatment of such investments, then the corresponding Feeder Fund might cease to qualify as a RIC and could be required to reduce its exposure to such investments. In that event, a Feeder Fund’s taxable income would be subject to tax at the Feeder Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. In such an event, in order to re-qualify for taxation as a regulated investment company, the Feeder Fund may be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions.
It is the Funds’ policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Funds intend to distribute investment company net taxable income and net capital gains to shareholders.
Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. The character of distributions made during the year from net investment income or net realized

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2020 (Unaudited)

gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expenses and realized gain items for financial statement and tax purposes. Additionally, the Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.
There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. As of June 30, 2020, open tax years include the tax years ended December 31, 2016 through December 31, 2019. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months.
Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (”GAAP”) requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.
Other
Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method. Other noncash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been incorporated in accordance with the Company’s understanding of the applicable country’s tax rules and rates.
3. Investment Adviser
The Trust has entered into Investment Advisory Agreements (the “Agreements”) with Horizon Kinetics Asset Management LLC (the “Adviser”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios and Spin-off Fund. The Adviser is a wholly- owned subsidiary of Horizon Kinetics LLC. Under the terms of the

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2020 (Unaudited)

Agreements, the Master Portfolios, except the Alternative Income Portfolio, compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio’s average daily net assets. The Alternative Income Portfolio compensates the Adviser for its management services at the annual rate of 0.90% of the Master Portfolio’s average daily net assets. The Spin-off Fund compensates the Adviser for its management services at the annual rate of 1.00% of the Fund’s average daily net assets.
The Adviser has agreed to waive a portion of its advisory fee and/or reimburse certain operating expenses as deemed appropriate through at least May 1, 2021. The Adviser may discontinue the waiver/reimbursement at any time after May 1, 2021; these waivers/reimbursements are not subject to recapture. Operating expenses exclude brokerage commissions, borrowing costs on securities sold short, short dividends, interest expense, taxes, acquired fund fees and expenses and extraordinary expenses. Below are operating expense limitations by each share class of each of the funds:

	The Internet	The Global
	Fund	Fund
No Load Class	1.89%	1.39%
Class A	2.14%	1.64%
Class C	2.64%	2.14%

	The Paradigm	The Medical
	Fund	Fund
No Load Class	1.64%	1.39%
Class A	1.89%	1.64%
Class C	2.39%	2.14%
Institutional Class	1.44%	N/A

	The Small Cap	The Market
	Opportunities	Opportunities
	Fund	Fund
No Load Class	1.64%	1.40%
Class A	1.89%	1.65%
Class C	2.39%	2.15%
Institutional Class	1.44%	1.20%

	The Alternative	The Multi-
	Income	Disciplinary Income
	Fund	Fund
No Load Class	0.95%	1.49%
Class A	1.20%	1.74%
Class C	1.70%	2.24%
Institutional Class	0.75%	1.29%

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2020 (Unaudited)

The
Spin-off
Fund
No Load Class	1.45%
Class A	1.50%
Class C	2.25%
Institutional Class	1.25%

For the period ended June 30, 2020, the rate earned by the Adviser from the Master Portfolios and Spin-off Fund and the waived fees/reimbursed expenses for the Funds are as follows:

	The Internet	The Global
	Fund	Fund
Annual Advisory Rate	1.25%	1.25%
Expenses Reimbursed by Adviser through
voluntary waiver	$—	$81,424

	The Paradigm	The Medical
	Fund	Fund
Annual Advisory Rate	1.25%	1.25%
Expenses Reimbursed by Adviser through
voluntary waiver	$262,056	$73,147
Expenses Reimbursed by Adviser through
institutional class shareholder servicing
fee waiver	$125,697	N/A

	The Small Cap	The Market
	Opportunities	Opportunities
	Fund	Fund
Annual Advisory Rate	1.25%	1.25%
Expenses Reimbursed by Adviser through
voluntary waiver	$128,327	$181,054
Expenses Reimbursed by Adviser through
institutional class shareholder servicing
fee waiver	$34,999	$7,374

	The
	Alternative	The Multi-
	Income	Disciplinary Income
	Fund	Fund
Annual Advisory Rate	0.90%	1.25%
Expenses Reimbursed by Adviser through
voluntary waiver	$85,683	$97,453
Expenses Reimbursed by Adviser through
institutional class shareholder
servicing fee waiver	$8,032	$13,498

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2020 (Unaudited)

The
Spin-off
Fund
Annual Advisory Rate	1.00%
Expenses Reimbursed by Adviser through
voluntary waiver	$57,693
Expenses Reimbursed by Adviser through
institutional class shareholder servicing
fee waiver	$8,160

The Adviser receives the shareholder servicing fees from the No Load Class, Advisor Class A and Advisor Class C shares of a Fund pursuant to a Shareholder Servicing Agreement in the amount equal to 0.25% of the Funds’ average daily net assets attributable to No Load Class, Advisor Class A and Advisor Class C shares, respectively. For the Institutional Class, the Adviser receives a shareholder servicing fee pursuant to a shareholder servicing agreement in the amount equal to 0.20% of a Funds’ average daily net assets attributable to Institutional Class shares. At this time, the Adviser has contractually agreed to waive and/or reimburse the portion of the Institutional Class shareholder servicing fee in excess of 0.05% of a Funds’ average daily net assets attributable to Institutional Class shares until at least May 1, 2021. For the period ended June 30, 2020, the Adviser waived amounts depicted in the above table in shareholder servicing fees for the Institutional Class of the Paradigm, Small Cap, Market Opportunities, Alternative Income, Multi-Disciplinary Income and Spinoff Funds.

Shareholder Servicing
Expenses for the
period ended
June 30, 2020
The Internet Fund	$140,552
The Global Fund	17,618
The Paradigm Fund	752,833
The Medical Fund	21,388
The Small Cap Opportunities Fund	241,459
The Market Opportunities Fund	93,138
The Alternative Income Fund	16,793
The Multi-Disciplinary Income Fund	35,346
The Spin-off Fund	17,791

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2020 (Unaudited)

The Adviser is responsible for paying a portion of these shareholder servicing fees to various agents that have a written shareholder servicing agreement with the Adviser and that perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Funds.
For the period ended June 30, 2020, the Funds were allocated approximately $13,000 for the services of the Chief Compliance Officer employed by the Adviser.
The Company, on behalf of the Funds, has adopted two Retail Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (each a “12b-1 Plan”). One 12b-1 Plan is for Advisor Class A shares, while the other 12b-1 Plan is for Advisor Class C shares. Under the 12b-1 Plan for Advisor Class A shares, Advisor Class A shares may pay up to an annual rate of 0.50% of the average daily net asset value of Advisor Class A shares to the Distributor or other qualified recipients under the 12b-1 Plan. During the period ended June 30, 2020, payments under the 12b-1 Plan for the Advisor Class A shares of the Internet, Global, Paradigm, Medical, Small Cap, Market Opportunities, Alternative Income, Multi-Disciplinary Income and Spin-off Funds were limited to 0.25% of the average daily net asset value of such shares of such Funds. Under the second 12b-1 Plan, Advisor Class C shares pay an annual rate of 0.75% of the average daily net asset value of such shares.

	12b-1 Expenses for
	the period ended
	June 30, 2020
	Advisor Class A	Advisor Class C
The Internet Fund	$2,629	$3,451
The Global Fund	1,191	17,645
The Paradigm Fund	112,742	346,000
The Medical Fund	1,779	603
The Small Cap Opportunities Fund	11,091	32,017
The Market Opportunities Fund	7,316	32,784
The Alternative Income Fund	1,548	2,462
The Multi-Disciplinary Income Fund	1,919	25,013
The Spin-off Fund	3,141	11,160

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2020 (Unaudited)

Kinetics Funds Distributor, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser.

Distributor Sales
Load Fees for the
period ended
June 30, 2020
The Internet Fund	$61
The Global Fund	—
The Paradigm Fund	4,475
The Medical Fund	4,875
The Small Cap Opportunities Fund	121
The Market Opportunities Fund	12
The Alternative Income Fund	—
The Multi-Disciplinary Income Fund	—
The Spin-off Fund	3

4. Reclassification of Capital Accounts
GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2019, each Fund recorded the following reclassifications to the accounts listed below:

	INCREASE/(DECREASE)
	Accumulated
	Earnings
	(Deficit)	Paid In Capital
The Internet Fund	$919,241	$(919,241)
The Global Fund	34,717	(34,717)
The Paradigm Fund	6,059,054	(6,059,054)
The Medical Fund	(75,717)	75,717
The Small Cap Opportunities Fund	176,286	(176,286)
The Market Opportunities Fund	3,793	(3,793)
The Alternative Income Fund	3,495	(3,495)
The Multi-Disciplinary Income Fund	—	—
The Spin-off Fund	710,751	(710,751)

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2020 (Unaudited)

5. Income Taxes
At December 31, 2019, the components of accumulated earnings (losses) on a tax basis were as follows:

	Internet	Global	Paradigm	Medical
Net Unrealized Appreciation	$24,855,352	$3,124,555	$360,603,946	$6,351,522
Undistributed Ordinary Income	—	—	—	47,129
Undistributed Long-Term
Capital Gains	—	—	872,279	—
Total Distributable Earnings	$—	$—	$872,279	$47,129
Other Accumulated Loss	(1,216,297)	(374,602)	(1,747,082)	(91,492)
Total Accumulated Gain	$23,639,055	$2,749,953	$359,729,143	$6,307,159
				Multi-
	Small Cap	Market	Alternative	Disciplinary
	Opportunities	Opportunities	Income	Income
Net Unrealized Appreciation
(Depreciation)	$78,616,178	$26,934,382	$66,641	$(963,134)
Undistributed Ordinary Income	—	—	—	48,298
Undistributed Long-Term
Capital Gains	—	—	—	—
Total Distributable Earnings	$—	$—	$—	$48,298
Other Accumulated Loss	(4,656,324)	(336,329)	—	(1,626,370)
Total Accumulated Gain (Loss)	$73,959,854	$26,598,053	$66,641	$(2,541,206)

Spin-off
Fund
Net Unrealized Appreciation	$9,341,994
Undistributed Ordinary Income	—
Undistributed Long-Term
Capital Gains	—
Total Distributable Earnings	$—
Other Accumulated Loss	(720,322)
Total Accumulated Gain	$8,621,672

At December 31, 2019, the Funds had no accumulated net realized capital loss carryforwards that will expire in 2020.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2020 (Unaudited)

At December 31, 2019, the funds had the following Short-Term and Long-Term carryforwards without expiration.

	Capital Loss Carryforward
	Short-Term	Long-Term	Total
The Internet Fund	$(72,863)	$(1,143,434)	$(1,216,297)
The Global Fund	(138,131)	(236,471)	(374,602)
The Paradigm Fund	—	—	—
The Medical Fund	—	—	—
The Small Cap Opportunities Fund	—	(1,664,104)	(1,664,104)
The Market Opportunities Fund	(305,260)	—	(305,260)
The Alternative Income Fund	—	—	—
The Multi-Disciplinary Income Fund	(6,142)	(1,620,228)	(1,626,370)
The Spin-off Fund	(283,493)	(436,829)	(720,322)

At December 31, 2019, the following Funds deferred, on a tax basis, post-October losses:

Post-October
Capital Loss
Deferral
The Internet Fund	$—
The Global Fund	—
The Paradigm Fund	(1,747,335)
The Medical Fund	—
The Small Cap Opportunities Fund	(2,413,689)
The Market Opportunities Fund	(14,655)
The Alternative Income Fund	—
The Multi-Disciplinary Income Fund	—
The Spin-off Fund	—

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2020 (Unaudited)

The tax components of dividends paid during the six month period ended June 30, 2020 and the year ended December 31, 2019, are:

	The Internet Fund		The Global Fund
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distribution	Distribution	Distribution	Distribution
2020	$—	$—	$—	$—
2019	$66,233	$1,649,276	$—	$—

	The Paradigm Fund		The Medical Fund
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distribution	Distribution	Distribution	Distribution
2020	$—	$—	$—	$—
2019	$—	$8,276,134	$225,196	$208,988

	The Small Cap		The Market
	Opportunities Fund		Opportunities Fund
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distribution	Distribution	Distribution	Distribution
2020	$—	$—	$—	$—
2019	$—	$—	$$259,554	$—

	The Alternative		The Multi-Disciplinary
	Income Fund		Income Fund
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distribution	Distribution	Distribution	Distribution
2020	$37,678	$—	$584,902	$—
2019	$303,181	$—	$1,476,543	$—

The Spin-off
Fund
	Ordinary	Long-Term
	Income	Capital Gains
	Distribution	Distribution
2020	$—	$—
2019	$12,075	$—

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2020 (Unaudited)

Each Feeder Fund and the Spin-off Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Feeder Funds and the Spinoff Fund related to net capital gain to zero for the tax year ended December 31, 2019.
6. Securities Transactions, Tax Cost and Significant Investments – The Spin-off Fund
Purchases and sales of investment securities, other than short-term investments and short-term options, for the six month period ended June 30, 2020, were as follows for the Spin-off Fund:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
The Spin-off Fund	$—	$1,074	$—	$2,091,903

As of December 31, 2019, the cost of investments and unrealized appreciation (depreciation) on investment securities for federal income tax purposes was as follows for the Spin-off Fund:

The Spin-off
Fund
Tax Cost of Investments	$11,788,080
Unrealized Appreciation	12,078,043
Unrealized Depreciation	(2,736,049)
Net Unrealized Appreciation	$9,341,994

Significant Investments
The Spin-off Fund may invest a greater percentage of its assets in one or more individual securities at any time. The greater percentage of assets in individual securities (not including short-term investments or other funds) exposes the portfolio to the risk of unanticipated industry conditions, the risks particular to a single company or security, and the risk of potentially lower liquidity. At June 30, 2020, Spin-off Fund invested approximately 80% of its net assets in individual securities greater than 5% of net assets. Please see the Schedule of Investments for further details.
Holding a large concentration in a single security or issuer may expose the Fund to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2020 (Unaudited)

Fund’s performance. At June 30, 2020, the Spin-off Fund holds approximately 43% of its net assets in Texas Pacific Land Trust and because a large portion of its revenue is derived from oil and gas royalties, the performance of the Fund could be adversely affected if the underlying markets for oil or gas were to decline, thereby having a more significant impact on the Fund given the concentration in this holding.
7. Summary of Fair Value Exposure – Spin-off Fund
Various inputs are used in determining the value of the Spin-off Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Spin-off Fund has the ability to access.
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Spin-off Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2020 (Unaudited)

The following is a summary of the inputs used to value The Spin-off Fund’s net assets as of June 30, 2020:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$13,209,872	$1,323,936	$—	$14,533,808
Total Investments in Securities	$13,209,872	$1,323,936	$—	$14,533,808
As of June 30, 2020, there were no investments in Level 3 securities.
During the six-month period ended June 30, 2020, there were no transfers into or out of Level 3.

^ See Schedule of Investments for breakout of investments by industry classification.
8. Investment Adviser
The Spin-off Fund entered into Investment Advisory Agreements (the “Agreement”) with Horizon Kinetics Asset Management LLC (the “Adviser”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Spin-off Fund. The Adviser is a wholly-owned subsidiary of Horizon Kinetics LLC. Under the terms of the Agreements, the Spin-off Fund compensates the Adviser for its management services at the annual rate of 1.00% of the Spin-off Fund’s average daily net assets. For the period ended June 30, 2020, Spin-off Fund incurred $82,044 in expenses pursuant to the Agreement.
9. Subsequent Events
In preparing these financial statements, management has evaluated Fund related events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or translations that occurred during the period that materially impacted the amounts or disclosures in the Funds’ financial statements.
10. Tax Information (Unaudited)
The Internet, Medical, Market Opportunities, and Spin-off Funds designated 100%, 100%, 100% and 100%, respectively, of dividends declared after December 31, 2019, from net investment income as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2020 (Unaudited)

The Internet, Medical, Market Opportunities, Alternative Income, Multi-Disciplinary Income and Spin-off Funds designated 4%, 52%, 100%, 100%, 100% and 100%, respectively, as ordinary income distributions and 96%, 100% and 48%, respectively, for the Internet, Paradigm and Medical as longterm capital gain distribution for the purposes of the dividends paid deduction, which include earnings and profits distributed to shareholders on redemptions of Fund shares.
For corporate shareholders in the Internet, Medical, Market Opportunities and Spin-off Funds, the percentage of ordinary dividend income distributed for the year ended December 31, 2019, which was designated as qualifying for the dividends-received deduction, is 100%, 100%, 100% and 100%, respectively. The Internet, Medical, Market Opportunities, Alternative Income, Multi-Disciplinary Income and Spin-off Funds designated 39%, 1%, 53%, 54%, 72% and 6%, respectively, of their ordinary income distributions for the fiscal year ended December 31, 2019, as interest-related dividends under Internal Revenue Code Section 871(k)(l)(C).
The Internet and Medical Funds designated 100% and 5%, respectively, of their ordinary income distributions as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C).
11. Recent Accounting Pronouncements
In March 2017, the FASB issued ASU 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). The amendments in ASU 2017-08 shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. ASU 2017-08 is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Effective, January 1, 2019, the Funds adopted ASU 2017-08 and the adoption did not have a material impact on the Funds’ financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2020 (Unaudited)

12. Information about Proxy Voting (Unaudited)
Information regarding how the Spin-off Fund, the Feeder Funds and the Master Portfolios vote proxies relating to portfolio securities is available without charge, upon request by calling toll-free at 1-800-930-3828 or by accessing the Company’s website at www.kineticsfunds.com and by accessing the SEC’s website at www.sec.gov. Information regarding how the Spin-off Fund, the Feeder Funds and the Master Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, is available without charge, upon request, by calling toll-free at 1-800-930-3828 or by accessing the SEC’s website at www.sec.gov.
13. Information about the Portfolio Holdings (Unaudited)
The Spin-off Fund and Feeder Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Spin-off Fund’s and Feeder Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-800-930-3828. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.
14. Approval of Investment Advisory Contract by Directors of Kinetics Mutual Funds, Inc.
At a meeting of the Board of Directors of the Company held on March 6, 2020, the Board, including all of the Directors who are not interested persons under the 1940 Act (the “Independent Directors”), approved the Advisory Agreement between Horizon Kinetics Asset Management LLC (the “Adviser”) and Kinetics Spin-off and Corporate Restructuring Fund (“Spin-off Fund”). The Board noted that the Adviser has served as the sub-adviser to the Spin-off Fund since its inception. In reaching a decision to approve the Advisory Agreement (the “Agreement”), the Board of Directors, including all of the Independent Directors, considered, among; (1) the nature, extent and quality of the services provided by the Adviser including, but not limited to, a review of the complexity of the services provided and whether the services are provided in a satisfactory and efficient manner; (2) the experience and qualifications of the

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2020 (Unaudited)

personnel providing such services; (3) the investment performance of the Spinoff Fund and the Adviser as compared with industry competitors; (4) an evaluation of the fee structure, any fee waivers, and the Spin-off Fund’s expense ratios, and a comparison of them in relation to those of other investment companies having comparable investment policies and limitations; (5) possible alternative fee structures or bases for determining fees; (6) the extent to which economies of scale would be realized as the Spin-off Fund grows and whether fee levels reflect these economies of scale for the benefit of the Spin-off Fund’s investors; (7) the direct and indirect costs of the services to be provided (and the basis of determining and allocating these costs) and profits to be realized by the Adviser and its affiliates from their relationship with the Spin-off Fund; (8) other compensation or possible benefits to the Adviser and its affiliates arising from their advisory and other relationships with the Spin-off Fund, including, if applicable, any benefits derived or to be derived by the Adviser from its relationship with the Spin-off Fund such as soft dollar arrangements by which brokers provide research to the Spin-off Fund or the Adviser in return for allocating the Spin-off Fund’s brokerage; (9) the entrepreneurial risks borne by the Adviser, if any (e.g., because a fund is in a start-up mode or for other reasons, its revenues may be less or its expenses greater than anticipated); (10) a comparison of the fees charged by the Adviser with fees charged by the Adviser to similar clients; and (11) the policies and procedures that are in place to address, among other things, informational and cyber-related security.
The Board of Directors, including all of the Independent Directors, concluded that: they were satisfied with the quality of services provided by the Adviser in advising the Spin-off Fund, the profits earned by the Adviser would be reasonable in light of the nature, extent and quality of the services provided to the Spin-off Fund; and that the Spin-off Fund was not large enough to attain significant economies of scale. Based on the factors considered, the Board of Directors, including all of the Independent Directors, concluded that it was appropriate to approve the Agreement.
15. Liquidity Risk Management Program
Effective June 1, 2019, the Funds adopted a liquidity risk management program (the “Liquidity Risk Management Program” or “Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2020 (Unaudited)

amended. Rule 22e-4 requires registered open-end funds, including mutual funds and exchange-traded funds but not money market funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.
The rule requires funds to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. A fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.
The rule also requires funds to classify their investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days a fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value. A fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.
Pursuant to the rule’s requirements, the Liquidity Risk Management Program has been reviewed and approved by the Fund’s Board of Directors (the “Board”). Furthermore, the Board receives a written report prepared by the Program’s Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and any material changes made to the Program.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2020 (Unaudited)

Assessment of Program
In the opinion of the Program Administrator, the Program approved by the Board continues to be adequate for the Funds and the Program has been implemented effectively. The Program Administrator has monitored each Fund’s liquidity risk and the liquidity classification of the securities held by the Funds and determined that the Program is operating effectively.
During the period from June 1, 2019 to March 31, 2020, there were no material changes to the Program and no material liquidity events that impacted the Funds. During the period, the Funds held sufficient highly liquid assets to meet fund redemptions.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights

	The Internet Fund
	No Load Class
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2020	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2019	2018	2017	2016	2015
PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$33.89	$27.19	$52.18	$39.33	$41.68	$56.08
Income from Investment Operations:
Net investment income (loss)(2)	(0.10)	(0.25)	(0.48)	0.36	(0.68)	(0.84)
Net realized and unrealized gain
(loss) on investments	0.49	7.44	(13.77)	22.13	1.76	(2.21)
Total from Investment
Operations	0.39	7.19	(14.25)	22.49	1.08	(3.05)
Redemption Fees	0.00 (3)	0.00 (3)	0.02	0.00 (3)	0.00 (3)	0.00 (3)
Less Distributions:
From net realized gains	—	(0.49)	(10.76)	(9.64)	(3.43)	(11.35)
Total Distributions	—	(0.49)	(10.76)	(9.64)	(3.43)	(11.35)
Net Asset Value, End of Period	$34.28	$33.89	$27.19	$52.18	$39.33	$41.68
Total return	1.15%	26.45%	(27.32)%	57.43%	2.59%	(5.42)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$108,928	$115,351	$102,268	$162,120	$109,930	$122,332
Ratio of operating expenses to
average net assets:(4)	1.83%	1.84%	1.84%	1.84%	1.87%	1.82%
Ratio of net investment income
(loss) to average net assets:	(0.59)%	(0.76)%	(1.05)%	0.79%	(1.68)%	(1.51)%
Portfolio turnover rate(5)	0%	1%	15%	44%	2%	1%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Internet Portfolio.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Internet Fund
	Advisor Class A
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2020	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2019	2018	2017	2016	2015
PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$31.03	$25.00	$49.27	$37.57	$40.07	$54.51
Income from Investment Operations:
Net investment income (loss)(2)	(0.13)	(0.31)	(0.57)	0.24	(0.75)	(0.95)
Net realized and unrealized gain
(loss) on investments	0.45	6.83	(12.97)	21.09	1.68	(2.14)
Total from Investment
Operations	0.32	6.52	(13.54)	21.33	0.93	(3.09
Redemption Fees	0.00 (3)	—	0.03	0.01	—	—
Less Distributions:
From net realized gains	—	(0.49)	(10.76)	(9.64)	(3.43)	(11.35)
Total Distributions	—	(0.49)	(10.76)	(9.64)	(3.43)	(11.35)
Net Asset Value, End of Period	$31.35	$31.03	$25.00	$49.27	$37.57	$40.07
Total return(3)	1.03%	26.08%	(27.47)%	57.06%	2.32%	(5.65)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$2,012	$2,296	$2,481	$4,185	$1,923	$2,978
Ratio of operating expenses to
average net assets:(4)	2.08%	2.09%	2.09%	2.09%	2.12%	2.07%
Ratio of net investment income
(loss) to average net assets:	(0.84)%	(1.01)%	(1.30)%	0.54%	(1.93)%	(1.76)%
Portfolio turnover rate(5)	0%	1%	15%	44%	2%	1%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Internet Portfolio.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Internet Fund
	Advisor Class C
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2020	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2019	2018	2017	2016	2015
PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$26.08	$21.18	$44.24	$34.52	$37.27	$51.81
Income from Investment Operations:
Net investment income (loss)(2)	(0.17)	(0.39)	(0.70)	0.02	(0.88)	(1.15)
Net realized and unrealized gain
(loss) on investments	0.37	5.78	(11.61)	19.30	1.56	(2.04)
Total from Investment
Operations	0.20	5.39	(12.31)	19.32	0.68	(3.19)
Redemption Fees	0.00 (3)	—	0.01	0.04	—	—
Less Distributions:
From net realized gains	—	(0.49)	(10.76)	(9.64)	(3.43)	(11.35)
Total Distributions	—	(0.49)	(10.76)	(9.64)	(3.43)	(11.35)
Net Asset Value, End of Period	$26.28	$26.08	$21.18	$44.24	$34.52	$37.27
Total return	0.77%	25.45%	(27.86)%	56.36%	1.83%	(6.14)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$950	$943	$1,065	$1,847	$704	$848
Ratio of operating expenses to
average net assets:(3)	2.58%	2.59%	2.59%	2.59%	2.62%	2.57%
Ratio of net investment income
(loss) to average net assets:	(1.34)%	(1.51)%	(1.80)%	0.04%	(2.43)%	(2.26)%
Portfolio turnover rate(4)	0%	1%	15%	44%	2%	1%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Internet Portfolio.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Global Fund
	No Load Class
	For the
	Period	For the		For the	For the		For the	For the
	Ended	Year Ended		Year Ended	Year Ended		Year Ended	Year Ended
	June 30, 2020	December 31,		December 31,	December 31,		December 31,	December 31,
	(Unaudited)	2019		2018	2017		2016	2015
PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$6.64	$5.46		$7.15	$5.23		$4.59	$5.33
Income from Investment Operations:
Net investment income (loss)(2)	(0.01)	(0.00	)(3)	(0.02)	0.10		(0.01)	(0.02)
Net realized and unrealized
gain (loss) on investments	(0.25)	1.18		(1.67)	2.47		0.67	(0.72)
Total from Investment
Operations	(0.26)	1.18		(1.69)	2.57		0.66	(0.74)
Redemption Fees(3)	0.00	0.00		0.00	0.00		0.00	0.00
Less Distributions:
From net investment income	—	—		—	(0.10)		—	—
From net realized gains	—	—		0.00 (3)	(0.55)		(0.02)	0.00 (3)
Total Distributions	—	—		0.00 (3)	(0.65)		(0.02)	0.00 (3)
Net Asset Value, End of Period	$6.38	$6.64		$5.46	$7.15		$5.23	$4.59
Total return	(3.92)%	21.61%		(23.58)%	49.20%		14.40%	(13.83)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$9,438	$8,115		$5,665	$8,577		$5,316	$4,745
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.55%	2.53%		2.53%	3.07	%(6)	3.04%	2.87%
After expense reimbursement(4)	1.39%	1.39%		1.39%	1.76	%(6)	1.39%	1.39%
Ratio of net investment income (loss)
to average net assets:	(0.25)%	0.01%		(0.30)%	1.69%		(0.17)%	(0.29)%
Portfolio turnover rate(5)	0%	5%		28%	169%		11%	16%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Global Portfolio.
(6)	The ratio of expenses includes a tax expense. The expense ratio excluding the tax expense was 2.69% before expense reimbursement and 1.39% after expense reimbursement.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Global Fund
	Advisor Class A
	For the
	Period	For the	For the	For the		For the	For the
	Ended	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	June 30, 2020	December 31,	December 31,	December 31,		December 31,	December 31,
	(Unaudited)	2019	2018	2017		2016	2015
PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$6.60	$5.45	$7.15	$5.19		$4.57	$5.31
Income from Investment Operations:
Net investment income (loss)(2)	(0.02)	(0.02)	(0.04)	0.09		(0.02)	(0.03)
Net realized and unrealized
gain (loss) on investments	(0.24)	1.17	(1.66)	2.45		0.66	(0.71)
Total from Investment
Operations	(0.26)	1.15	(1.70)	2.54		0.64	(0.74)
Redemption Fees	0.00 (3)	0.00 (3)	0.00 (3)	0.06		0.00 (3)	—
Less Distributions:
From net investment income	—	—	—	(0.09)		—	—
From net realized gains	—	—	0.00 (3)	(0.55)		(0.02)	0.00 (3)
Total Distributions	—	—	0.00 (3)	(0.64)		(0.02)	0.00 (3)
Net Asset Value, End of Period	$6.34	$6.60	$5.45	$7.15		$5.19	$4.57
Total return(4)	(3.94)%	21.10%	(23.72)%	50.29%		14.03%	(13.89)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$564	$1,331	$1,012	$1,523		$309	$376
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.80%	2.78%	2.78%	3.32	%(7)	3.29%	3.12%
After expense reimbursement(5)	1.64%	1.64%	1.64%	2.01	%(7)	1.64%	1.64%
Ratio of net investment income (loss)
to average net assets:	(0.50)%	(0.24)%	(0.55)%	1.44%		(0.42)%	(0.54)%
Portfolio turnover rate(6)	0%	5%	28%	169%		11%	16%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Global Portfolio.
(7)	The ratio of expenses includes a tax expense. The expense ratio excluding the tax expense was 2.94% before expense reimbursement and 1.64% after expense reimbursement.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Global Fund
	Advisor Class C
	For the
	Period	For the	For the	For the		For the	For the
	Ended	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	June 30, 2020	December 31,	December 31,	December 31,		December 31,	December 31,
	(Unaudited)	2019	2018	2017		2016	2015
PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$6.18	$5.12	$6.76	$4.99		$4.41	$5.16
Income from Investment Operations:
Net investment income (loss)(2)	(0.03)	(0.04)	(0.07)	0.05		(0.04)	(0.05)
Net realized and unrealized gain
(loss) on investments	(0.23)	1.10	(1.57)	2.34		0.64	(0.70)
Total from Investment
Operations	(0.26)	1.06	(1.64)	2.39		0.60	(0.75)
Redemption Fees	—	—	—	—		—	—
Less Distributions:
From net investment income	—	—	—	(0.07)		—	—
From net realized gains	—	—	0.00 (3)	(0.55)		(0.02)	0.00 (3)
Total Distributions	—	—	0.00 (3)	(0.62)		(0.02)	0.00 (3)
Net Asset Value, End of Period	$5.92	$6.18	$5.12	$6.76		$4.99	$4.41
Total return	(4.21)%	20.70%	(24.20)%	48.02%		13.63%	(14.48)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$4,575	$4,969	$4,284	$5,542		$1,920	$1,614
Ratio of operating expenses to
average net assets:
Before expense reimbursement	3.30%	3.28%	3.28%	3.82	%(6)	3.79%	3.62%
After expense reimbursement(4)	2.14%	2.14%	2.14%	2.51	%(6)	2.14%	2.14%
Ratio of net investment income (loss)
to average net assets:	(1.00)%	(0.74)%	(1.05)%	0.94%		(0.92)%	(1.04)%
Portfolio turnover rate(5)	0%	5%	28%	169%		11%	16%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Global Portfolio.
(6)	The ratio of expenses includes a tax expense. The expense ratio excluding the tax expense was 3.44% before expense reimbursement and 2.14% after expense reimbursement.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Paradigm Fund
	No Load Class
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2020	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2019	2018	2017	2016	2015
PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$53.38	$41.32	$48.32	$37.63	$31.24	$34.08
Income from Investment Operations:
Net investment income (loss)(2)	0.18	(0.36)	(0.50)	(0.34)	(0.36)	(0.32)
Net realized and unrealized gain
(loss) on investments	(9.60)	12.96	(2.20)	11.03	6.75	(2.52)
Total from Investment
Operations	(9.42)	12.60	(2.70)	10.69	6.39	(2.84)
Redemption Fees	0.00 (3)	0.00 (3)	0.01	0.00 (3)	0.00 (3)	0.00 (3)
Less Distributions:
From net investment income	—	(0.01)	—	—	—	—
From net realized gains	—	(0.53)	(4.31)	—	—	—
Total Distributions	—	(0.54)	(4.31)	—	—	—
Net Asset Value, End of Period	$43.96	$53.38	$41.32	$48.32	$37.63	$31.24
Total return	(17.65)%	30.48%	(5.55)%	28.41%	20.45%	(8.33)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$261,829	$348,402	$297,990	$339,189	$336,837	$292,014
Ratio of operating expenses to
average net assets:
Before expense reimbursement	1.72%	1.72%	1.73%	1.74%	1.75%	1.71%
After expense reimbursement(4)	1.64%	1.64%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment income (loss)
to average net assets:	0.78%	(0.72)%	(0.93)%	(0.82)%	(1.11)%	(0.92)%
Portfolio turnover rate(5)	0%	1%	3%	14%	2%	2%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Paradigm Portfolio.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Paradigm Fund
	Advisor Class A
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2020	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2019	2018	2017	2016	2015
PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$51.47	$39.95	$46.99	$36.69	$30.53	$33.39
Income from Investment Operations:
Net investment income (loss)2)	0.12	(0.47)	(0.61)	(0.43)	(0.43)	(0.39)
Net realized and unrealized gain
(loss) on investments	(9.26)	12.52	(2.12)	10.73	6.59	(2.47)
Total from Investment
Operations	(9.14)	12.05	(2.73)	10.30	6.16	(2.86)
Redemption Fees(3)	0.00	0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	—	—	—	—	—	—
From net realized gains	—	(0.53)	(4.31)	—	—	—
Total Distributions	—	(0.53)	(4.31)	—	—	—
Net Asset Value, End of Period	$42.33	$51.47	$39.95	$46.99	$36.69	$30.53
Total return(4)	(17.76)%	30.15%	(5.79)%	28.07%	20.18%	(8.57)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$80,404	$115,580	$95,503	$108,029	$103,921	$129,707
Ratio of operating expenses to
average net assets:
Before expense reimbursement	1.97%	1.97%	1.98%	1.99%	2.00%	1.96%
After expense reimbursement(5)	1.89%	1.89%	1.89%	1.89%	1.89%	1.89%
Ratio of net investment income (loss)
to average net assets:	0.53%	(0.97)%	(1.18)%	(1.07)%	(1.36)%	(1.17)%
Portfolio turnover rate(6)	0%	1%	3%	14%	2%	2%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Paradigm Portfolio.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Paradigm Fund
	Advisor Class C
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2020	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2019	2018	2017	2016	2015
PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$47.54	$37.12	$44.21	$34.68	$29.01	$31.88
Income from Investment Operations:
Net investment income (loss)(2)	0.02	(0.66)	(0.81)	(0.60)	(0.56)	(0.53)
Net realized and unrealized gain
(loss) on investments	(8.55)	11.61	(1.97)	10.13	6.23	(2.34)
Total from Investment
Operations	(8.53)	10.95	(2.78)	9.53	5.67	(2.87)
Redemption Fees(3)	0.00	0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	—	—	—	—	—	—
From net realized gains	—	(0.53)	(4.31)	—	—	—
Total Distributions	—	(0.53)	(4.31)	—	—	—
Net Asset Value, End of Period	$39.01	$47.54	$37.12	$44.21	$34.68	$29.01
Total return	(17.94)%	29.49%	(6.27)%	27.48%	19.55%	(9.00)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$77,026	$113,300	$100,718	$118,924	$111,973	$114,008
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.47%	2.47%	2.48%	2.49%	2.50%	2.46%
After expense reimbursement(4)	2.39%	2.39%	2.39%	2.39%	2.39%	2.39%
Ratio of net investment income (loss)
to average net assets:	0.03%	(1.47)%	(1.68)%	(1.57)%	(1.86)%	(1.67)%
Portfolio turnover rate(5)	0%	1%	3%	14%	2%	2%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Paradigm Portfolio.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Paradigm Fund
	Institutional Class
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2020	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2019	2018	2017	2016	2015
PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$53.87	$41.69	$48.62	$37.79	$31.30	$34.08
Income from Investment Operations:
Net investment income (loss)2)	0.23	(0.26)	(0.39)	(0.26)	(0.30)	(0.25)
Net realized and unrealized gain
(loss) on investments	(9.68)	13.08	(2.23)	11.09	6.79	(2.53)
Total from Investment
Operations	(9.45)	12.82	(2.62)	10.83	6.49	(2.78)
Redemption Fees(3)	0.00	0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	—	(0.11)	—	—	—	—
From net realized gains	—	(0.53)	(4.31)	—	—	—
Total Distributions	—	(0.64)	(4.31)	—	—	—
Net Asset Value, End of Period	$44.42	$53.87	$41.69	$48.62	$37.79	$31.30
Total return	(17.54)%	30.75%	(5.37)%	28.66%	20.73%	(8.16)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$155,840	$202,378	$148,968	$208,692	$270,880	$302,130
Ratio of operating expenses to
average net assets:
Before expense reimbursement	1.67%	1.67%	1.68%	1.69%	1.70%	1.66%
After expense reimbursement(4)	1.44%	1.44%	1.44%	1.44%	1.44%	1.44%
Ratio of net investment income (loss)
to average net assets:	0.98%	(0.51)%	(0.73)%	(0.62)%	(0.91)%	(0.72)%
Portfolio turnover rate(5)	0%	1%	3%	14%	2%	2%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Paradigm Portfolio.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Medical Fund
	No Load Class
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2020	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2019	2018	2017	2016	2015
PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$26.53	$23.47	$25.33	$26.62	$30.62	$30.67
Income from Investment Operations:
Net investment income(2)	0.20	0.33	0.27	0.24	0.19	0.08
Net realized and unrealized gain
(loss) on investments	(0.27)	3.43	0.12	2.63	(2.64)	1.96
Total from Investment
Operations	(0.07)	3.76	0.39	2.87	(2.45)	2.04
Redemption Fees	—	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)
Less Distributions:
From net investment income	—	(0.35)	(0.29)	(0.26)	(0.22)	(0.12)
From net realized gains	—	(0.35)	(1.96)	(3.90)	(1.33)	(1.97)
Total Distributions	—	(0.70)	(2.25)	(4.16)	(1.55)	(2.09)
Net Asset Value, End of Period	$26.46	$26.53	$23.47	$25.33	$26.62	$30.62
Total return	(0.26)%	16.04%	1.67%	10.71%	(8.01)%	6.59%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$17,016	$15,442	$14,814	$16,060	$17,560	$22,257
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.25%	2.34%	2.23%	2.15%	2.08%	1.99%
After expense reimbursement(4)	1.39%	1.39%	1.39%	1.39%	1.39%	1.39%
Ratio of net investment income to
average net assets:	1.53%	1.34%	1.03%	0.86%	0.69%	0.25%
Portfolio turnover rate(5)	5%	6%	0%	0%	0%	12%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Medical Portfolio.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Medical Fund
	Advisor Class A
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2020	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2019	2018	2017	2016	2015
PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$25.41	$22.50	$24.33	$25.71	$29.57	$29.71
Income from Investment Operations:
Net investment income(2)	0.16	0.26	0.19	0.17	0.12	0.00 (3)
Net realized and unrealized gain
(loss) on investments	(0.25)	3.28	0.11	2.53	(2.55)	1.90
Total from Investment
Operations	(0.09)	3.54	0.30	2.70	(2.43)	1.90
Redemption Fees	—	—	—	0.00 (3)	0.00 (3)	0.00 (3)
Less Distributions:
From net investment income	—	(0.28)	(0.17)	(0.18)	(0.10)	(0.07)
From net realized gains	—	(0.35)	(1.96)	(3.90)	(1.33)	(1.97)
Total Distributions	—	(0.63)	(2.13)	(4.08)	(1.43)	(2.04)
Net Asset Value, End of Period	$25.32	$25.41	$22.50	$24.33	$25.71	$29.57
Total return(4)	(0.35)%	15.74%	1.36%	10.43%	(8.24)%	6.34%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$2,107	$1,137	$1,319	$2,986	$3,687	$6,241
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.50%	2.59%	2.48%	2.40%	2.33%	2.24%
After expense reimbursement(5)	1.64%	1.64%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment income to
average net assets:	1.28%	1.09%	0.78%	0.61%	0.44%	0.00%
Portfolio turnover rate(6)	5%	6%	0%	0%	0%	12%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Medical Portfolio.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Medical Fund
	Advisor Class C
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2020	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2019	2018	2017	2016	2015
PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$24.54	$21.69	$23.57	$24.99	$28.82	$29.15
Income from Investment Operations:
Net investment income (loss)(2)	0.09	0.13	0.07	0.03	(0.02)	(0.16)
Net realized and unrealized gain
(loss) on investments	(0.25)	3.16	0.11	2.45	(2.48)	1.87
Total from Investment
Operations	(0.16)	3.29	0.18	2.48	(2.50)	1.71
Redemption Fees	—	—	—	—	—	—
Less Distributions:
From net investment income	—	(0.09)	(0.10)	—	—	(0.07)
From net realized gains	—	(0.35)	(1.96)	(3.90)	(1.33)	(1.97)
Total Distributions	—	(0.44)	(2.06)	(3.90)	(1.33)	(2.04)
Net Asset Value, End of Period	$24.38	$24.54	$21.69	$23.57	$24.99	$28.82
Total return	(0.61)%	15.18%	0.90%	9.86%	(8.69)%	5.81%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$117	$169	$320	$383	$422	$608
Ratio of operating expenses to
average net assets:
Before expense reimbursement	3.00%	3.09%	2.98%	2.90%	2.83%	2.74%
After expense reimbursement(3)	2.14%	2.14%	2.14%	2.14%	2.14%	2.14%
Ratio of net investment income
(loss) to average net assets:	0.78%	0.59%	0.28%	0.11%	(0.06)%	(0.50)%
Portfolio turnover rate(4)	5%	6%	0%	0%	0%	12%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(4)	Portfolio turnover of The Medical Portfolio.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Small Cap Opportunities Fund
	No Load Class
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2020	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2019	2018	2017	2016	2015
PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$65.31	$51.40	$51.25	$40.60	$32.64	$37.21
Income from Investment Operations:
Net investment income (loss)(2)	0.24	(0.29)	(0.35)	(0.33)	(0.36)	(0.35)
Net realized and unrealized gain
(loss) on investments	(13.27)	14.20	0.47	10.98	8.32	(4.22)
Total from Investment
Operations	(13.03)	13.91	0.12	10.65	7.96	(4.57)
Redemption Fees	0.00 (3)	0.00 (3)	0.03	0.00 (3)	0.00 (3)	0.00 (3)
Less Distributions:
From net investment income	—	—	—	—	—	—
Total Distributions	—	—	—	—	—	—
Net Asset Value, End of Period	$52.28	$65.31	$51.40	$51.25	$40.60	$32.64
Total return	(19.95)%	27.06%	0.29%	26.23%	24.39%	(12.26)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$119,552	$180,575	$164,330	$133,960	$132,443	$145,032
Ratio of operating expenses to
average net assets:
Before expense reimbursement	1.77%	1.75%	1.74%	1.78%	1.76%	1.73%
After expense reimbursement(4)	1.64%	1.64%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment income (loss)
to average net assets:	0.87%	(0.48)%	(0.60)%	(0.74)%	(1.03)%	(0.94)%
Portfolio turnover rate(5)	0%	4%	3%	9%	4%	2%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Small Cap Opportunities Portfolio.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Small Cap Opportunities Fund
	Advisor Class A
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2020	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2019	2018	2017	2016	2015
PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$63.12	$49.81	$49.81	$39.55	$31.88	$36.43
Income from Investment Operations:
Net investment income (loss)(2)	0.17	(0.43)	(0.48)	(0.42)	(0.43)	(0.43)
Net realized and unrealized gain
(loss) on investments	(12.82)	13.74	0.48	10.68	8.10	(4.12)
Total from Investment
Operations	(12.65)	13.31	—	10.26	7.67	(4.55)
Redemption Fees(3)	0.00	0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	—	—	—	—	—	—
Total Distributions	—	—	—	—	—	—
Net Asset Value, End of Period	$50.47	$63.12	$49.81	$49.81	$39.55	$31.88
Total return(4)	(20.04)%	26.72%	0.00%	25.94%	24.06%	(12.47)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$7,397	$11,986	$10,505	$11,735	$13,694	$14,857
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.02%	2.00%	1.99%	2.03%	2.01%	1.98%
After expense reimbursement(5)	1.89%	1.89%	1.89%	1.89%	1.89%	1.89%
Ratio of net investment income (loss)
to average net assets:(5)	0.62%	(0.73)%	(0.85)%	(0.99)%	(1.28)%	(1.19)%
Portfolio turnover rate(6)	0%	4%	3%	9%	4%	2%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Small Cap Opportunities Portfolio.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Small Cap Opportunities Fund
	Advisor Class C
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2020	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2019	2018	2017	2016	2015
PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$59.93	$47.53	$47.77	$38.12	$30.88	$35.47
Income from Investment Operations:
Net investment income (loss)(2)	0.03	(0.69)	(0.73)	(0.61)	(0.58)	(0.59)
Net realized and unrealized gain
(loss) on investments	(12.16)	13.09	0.49	10.26	7.82	(4.00)
Total from Investment
Operations	(12.13)	12.40	(0.24)	9.65	7.24	(4.59)
Redemption Fees	—	—	0.00 (3)	—	0.00 (3)	—
Less Distributions:
From net investment income	—	—	—	—	—	—
Total Distributions	—	—	—	—	—	—
Net Asset Value, End of Period	$47.80	$59.93	$47.53	$47.77	$38.12	$30.88
Total return	(20.24)%	26.09%	(0.50)%	25.31%	23.45%	(12.92)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$7,681	$10,544	$8,373	$8,135	$8,426	$8,840
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.52%	2.50%	2.49%	2.53%	2.51%	2.48%
After expense reimbursement(4)	2.39%	2.39%	2.39%	2.39%	2.39%	2.39%
Ratio of net investment income (loss)
to average net assets:	0.12%	(1.23)%	(1.35)%	(1.49)%	(1.78)%	(1.69)%
Portfolio turnover rate(5)	0%	4%	3%	9%	4%	2%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Small Cap Opportunities Portfolio.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Small Cap Opportunities Fund
	Institutional Class
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2020	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2019	2018	2017	2016	2015
PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$66.58	$52.30	$52.07	$41.16	$33.03	$37.57
Income from Investment Operations:
Net investment income (loss)(2)	0.30	(0.17)	(0.24)	(0.24)	(0.29)	(0.28)
Net realized and unrealized gain
(loss) on investments	(13.53)	14.45	0.47	11.15	8.42	(4.26)
Total from Investment
Operations	(13.23)	14.28	0.23	10.91	8.13	(4.54)
Redemption Fees(3)	0.00	0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	—	—	—	—	—	—
Total Distributions	—	—	—	—	—	—
Net Asset Value, End of Period	$53.35	$66.58	$52.30	$52.07	$41.16	$33.03
Total return	(19.87)%	27.30%	0.44%	26.51%	24.61%	(12.06)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$38,188	$66,459	$40,075	$27,514	$50,517	$51,258
Ratio of operating expenses to
average net assets:
Before expense reimbursement	1.72%	1.70%	1.69%	1.73%	1.71%	1.68%
After expense reimbursement(4)	1.44%	1.44%	1.44%	1.44%	1.44%	1.44%
Ratio of net investment income (loss)
to average net assets:	1.07%	(0.28)%	(0.40)%	(0.54)%	(0.83)%	(0.74)%
Portfolio turnover rate(5)	0%	4%	3%	9%	4%	2%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Small Cap Opportunities Portfolio.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Market Opportunities Fund
	No Load Class
	For the
	Period	For the		For the	For the	For the	For the
	Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2020	December 31,		December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2019		2018	2017	2016	2015
PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$26.71	$21.83		$26.72	$18.26	$15.16	$16.68
Income from Investment Operations:
Net investment income (loss)(2)	0.10	(0.00	)(3)	(0.14)	0.17	(0.15)	(0.15)
Net realized and unrealized gain
(loss) on investments	(2.25)	4.97		(2.77)	8.46	3.25	(1.37)
Total from Investment
Operations	(2.15)	4.97		(2.91)	8.63	3.10	(1.52)
Redemption Fees	0.00 (3)	0.00	(3)	0.01	0.00 (3)	0.00 (3)	—
Less Distributions:
From net investment income	—	(0.09)		—	(0.17)	—	—
From net realized gains	—	—		(1.99)	—	—	—
Total Distributions	—	(0.09)		(1.99)	(0.17)	—	—
Net Asset Value, End of Period	$24.56	$26.71		$21.83	$26.72	$18.26	$15.16
Total return	(8.05)%	22.76%		(10.86)%	47.28%	20.45%	(9.11)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$50,301	$56,987		$48,487	$51,298	$32,178	$31,230
Ratio of operating expenses to
average net assets:
Before expense reimbursement	1.87%	1.84%		1.86%	1.92%	1.97%	1.90%
After expense reimbursement(4)	1.40%	1.40%		1.64%	1.64%	1.64%	1.64%
Ratio of net investment income (loss)
to average net assets:	0.79%	(0.01)%		(0.53)%	0.81%	(0.96)%	(0.91)%
Portfolio turnover rate(5)	2%	4%		8%	35%	5%	2%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Market Opportunities Portfolio.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Market Opportunities Fund
	Advisor Class A
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2020	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2019	2018	2017	2016	2015
PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$26.29	$21.49	$26.41	$18.07	$15.04	$16.59
Income from Investment Operations:
Net investment income (loss)(2)	0.06	(0.07)	(0.21)	0.11	(0.19)	(0.19)
Net realized and unrealized gain
(loss) on investments	(2.21)	4.89	(2.72)	8.37	3.22	(1.36)
Total from Investment
Operations	(2.15)	4.82	(2.93)	8.48	3.03	(1.55)
Redemption Fees	0.00 (3)	—	0.00 (3)	0.00 (3)	—	0.00 (3)
Less Distributions:
From net investment income	—	(0.02)	—	(0.14)	—	—
From net realized gains	—	—	(1.99)	—	—	—
Total Distributions	—	(0.02)	(1.99)	(0.14)	—	—
Net Asset Value, End of Period	$24.14	$26.29	$21.49	$26.41	$18.07	$15.04
Total return(4)	(8.18)%	22.42%	(11.10)%	46.91%	20.15%	(9.34)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$5,214	$6,868	$6,426	$7,557	$4,537	$4,502
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.12%	2.09%	2.11%	2.17%	2.22%	2.15%
After expense reimbursement(5)	1.65%	1.65%	1.89%	1.89%	1.89%	1.89%
Ratio of net investment income
(loss) to average net assets:	0.54%	(0.26)%	(0.78)%	0.56%	(1.21)%	(1.16)%
Portfolio turnover rate(6)	2%	4%	8%	35%	5%	2%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Market Opportunities Portfolio.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Market Opportunities Fund
	Advisor Class C
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2020	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2019	2018	2017	2016	2015
PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$25.10	$20.61	$25.53	$17.51	$14.65	$16.24
Income from Investment Operations:
Net investment income (loss)(2)	—	(0.18)	(0.33)	0.01	(0.26)	(0.27)
Net realized and unrealized gain
(loss) on investments	(2.11)	4.67	(2.60)	8.07	3.12	(1.32)
Total from Investment
Operations	(2.11)	4.49	(2.93)	8.08	2.86	(1.59)
Redemption Fees	0.00 (3)	—	—	—	—	—
Less Distributions:
From net investment income	—	—	—	(0.06)	—	—
From net realized gains	—	—	(1.99)	—	—	—
Total Distributions	—	—	(1.99)	(0.06)	—	—
Net Asset Value, End of Period	$22.99	$25.10	$20.61	$25.53	$17.51	$14.65
Total return	(8.41)%	21.79%	(11.48)%	46.12%	19.52%	(9.79)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$8,032	$10,051	$8,517	$8,139	$4,428	$4,079
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.62%	2.59%	2.61%	2.67%	2.72%	2.65%
After expense reimbursement(3)	2.15%	2.15%	2.39%	2.39%	2.39%	2.39%
Ratio of net investment income (loss)
to average net assets:	0.04%	(0.76)%	(1.28)%	0.06%	(1.71)%	(1.66)%
Portfolio turnover rate(4)	2%	4%	8%	35%	5%	2%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Market Opportunities Portfolio.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Market Opportunities Fund
	Institutional Class
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2020	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2019	2018	2017	2016	2015
PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$27.11	$22.16	$27.04	$18.46	$15.29	$16.80
Income from Investment Operations:
Net investment income (loss)(2)	0.12	0.05	(0.09)	0.22	(0.12)	(0.12)
Net realized and unrealized gain
(loss) on investments	(2.28)	5.04	(2.81)	8.55	3.29	(1.39)
Total from Investment
Operations	(2.16)	5.09	(2.90)	8.77	3.17	(1.51)
Redemption Fees	0.00 (3)	0.00 (3)	0.01	0.02	—	—
Less Distributions:
From net investment income	—	(0.14)	—	(0.21)	—	—
From net realized gains	—	—	(1.99)	—	—	—
Total Distributions	—	(0.14)	(1.99)	(0.21)	—	—
Net Asset Value, End of Period	$24.95	$27.11	$22.16	$27.04	$18.46	$15.29
Total return	(7.97)%	22.98%	(10.70)%	47.65%	20.73%	(8.93)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$8,744	$12,534	$9,471	$10,228	$2,426	$2,355
Ratio of operating expenses to
average net assets:
Before expense reimbursement	1.82%	1.79%	1.81%	1.87%	1.92%	1.85%
After expense reimbursement(3)	1.20%	1.20%	1.44%	1.44%	1.44%	1.44%
Ratio of net investment income (loss)
to average net assets:	0.99%	0.19%	(0.33)%	1.01%	(0.76)%	(0.71)%
Portfolio turnover rate(4)	2%	4%	8%	35%	5%	2%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Market Opportunities Portfolio.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Alternative Income Fund
	No Load Class
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2020	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2019	2018	2017	2016	2015
PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$98.28	$97.46	$97.57	$95.36	$91.68	$89.06
Income from Investment Operations:
Net investment income (loss)(2)	0.19	1.39	0.92	0.08	(0.01)	0.01
Net realized and unrealized gain
(loss) on investments	1.62	1.01	(0.03)	2.12	3.69	2.56
Total from Investment
Operations	1.81	2.40	0.89	2.20	3.68	2.57
Redemption Fees	—	—	0.01	0.01	0.00 (3)	0.05
Less Distributions:
From net investment income	(0.20)	(1.58)	(1.01)	—	—	—
Total Distributions	(0.20)	(1.58)	(1.01)	—	—	—
Net Asset Value, End of Period	$99.89	$98.28	$97.46	$97.57	$95.36	$91.68
Total return	1.85%	2.47%	0.92%	2.32%	4.00%	2.94%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$2,753	$3,482	$4,265	$4,968	$5,664	$4,570
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.05%	2.01%	1.88%	1.75%	1.78%	1.74%
After expense reimbursement(4)	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income
(loss) to average net assets:	0.38%	1.41%	0.94%	0.08%	(0.01)%	0.01%
Portfolio turnover rate(5)	0%	0%	0%	0%	1%	6%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Alternative Income Portfolio.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Alternative Income Fund
	Advisor Class A
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2020	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2019	2018	2017	2016	2015
PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$97.04	$96.24	$96.38	$94.44	$91.02	$88.69
Income from Investment Operations:
Net investment income (loss)(2)	0.06	1.13	0.66	(0.16)	(0.24)	(0.22)
Net realized and unrealized gain
(loss) on investments	1.63	1.00	(0.03)	2.10	3.65	2.55
Total from Investment
Operations	1.69	2.13	0.63	1.94	3.41	2.33
Redemption Fees	—	—	—	0.00 (3)	0.01	—
Less Distributions:
From net investment income	—	(1.33)	(0.77)	—	—	—
Total Distributions	—	(1.33)	(0.77)	—	—	—
Net Asset Value, End of Period	$98.73	$97.04	$96.24	$96.38	$94.44	$91.02
Total return(4)	1.74%	2.22%	0.65%	2.05%	3.76%	2.63%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$730	$856	$932	$1,501	$2,458	$1,565
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.30%	2.26%	2.13%	2.00%	2.03%	1.99%
After expense reimbursement(5)	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income
(loss) to average net assets:	0.13%	1.16%	0.69%	(0.17)%	(0.26)%	(0.24)%
Portfolio turnover rate(6)	0%	0%	0%	0%	1%	6%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Alternative Income Portfolio.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Alternative Income Fund
	Advisor Class C
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2020	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2019	2018	2017	2016	2015
PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$93.41	$92.65	$92.73	$91.33	$88.46	$86.60
Income from Investment Operations:
Net investment income (loss)(2)	(0.17)	0.62	0.17	(0.62)	(0.68)	(0.65)
Net realized and unrealized gain
(loss) on investments	1.53	0.98	(0.04)	2.02	3.55	2.48
Total from Investment
Operations	1.36	1.60	0.13	1.40	2.87	1.83
Redemption Fees	—	—	—	—	—	0.03
Less Distributions:
From net investment income	(0.01)	(0.84)	(0.21)	—	—	—
Total Distributions	(0.01)	(0.84)	(0.21)	—	—	—
Net Asset Value, End of Period	$94.76	$93.41	$92.65	$92.73	$91.33	$88.46
Total return	1.47%	1.71%	0.15%	1.53%	3.23%	2.15%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$729	$711	$1,107	$1,513	$1,640	$1,356
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.80%	2.76%	2.63%	2.50%	2.53%	2.49%
After expense reimbursement(3)	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%
Ratio of net investment income
(loss) to average net assets:	(0.37)%	0.66%	0.19%	(0.67)%	(0.76)%	(0.74)%
Portfolio turnover rate(4)	0%	0%	0%	0%	1%	6%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(4)	Portfolio turnover of The Alternative Income Portfolio.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Alternative Income Fund
	Institutional Class
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2020	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2019	2018	2017	2016	2015
PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$99.59	$98.73	$98.88	$96.66	$92.84	$90.14
Income from Investment Operations:
Net investment income(2)	0.29	1.61	1.13	0.27	0.18	0.19
Net realized and unrealized gain
(loss) on investments	1.65	1.03	(0.05)	2.16	3.75	2.60
Total from Investment
Operations	1.94	2.64	1.08	2.43	3.93	2.79
Redemption Fees(3)	0.00	0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	(0.31)	(1.78)	(1.23)	(0.21)	(0.11)	(0.09)
Total Distributions	(0.31)	(1.78)	(1.23)	(0.21)	(0.11)	(0.09)
Net Asset Value, End of Period	$101.22	$99.59	$98.73	$98.88	$96.66	$92.84
Total return	1.95%	2.69%	1.10%	2.51%	4.22%	3.09%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$10,073	$11,368	$12,718	$15,008	$18,165	$20,255
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.00%	1.96%	1.83%	1.70%	1.73%	1.69%
After expense reimbursement(4)	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income
to average net assets:	0.58%	1.61%	1.14%	0.28%	0.19%	0.21%
Portfolio turnover rate(5)	0%	0%	0%	0%	1%	6%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Alternative Income Portfolio.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Multi-Disciplinary Income Fund
	No Load Class
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2020	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2019	2018	2017	2016	2015
PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$10.95	$10.46	$11.02	$10.95	$10.32	$10.79
Income from Investment Operations:
Net investment income(2)	0.18	0.45	0.44	0.37	0.43	0.37
Net realized and unrealized gain
(loss) on investments	(0.69)	0.49	(0.55)	0.14	0.63	(0.60)
Total from Investment
Operations	(0.51)	0.94	(0.11)	0.51	1.06	(0.23)
Redemption Fees	0.00 (3)	0.00 (3)	—	0.00 (3)	—	0.00 (3)
Less Distributions:
From net investment income	(0.20)	(0.45)	(0.45)	(0.44)	(0.43)	(0.23)
From net realized gains	—	—	—	—	—	(0.01)
Total Distributions	(0.20)	(0.45)	(0.45)	(0.44)	(0.43)	(0.24)
Net Asset Value, End of Period	$10.24	$10.95	$10.46	$11.02	$10.95	$10.32
Total return	(4.59)%	9.08%	(1.00)%	4.75%	10.41%	(2.17)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$4,252	$6,025	$6,134	$6,974	$6,809	$6,108
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.10%	2.04%	1.97%	1.91%	1.85%	1.79%
After expense reimbursement(4)	1.49%	1.49%	1.49%	1.49%	1.49%	1.49%
Ratio of net investment income
to average net assets:	3.56%	4.10%	4.06%	3.37%	4.02%	3.38%
Portfolio turnover rate(5)	0%	0%	2%	16%	9%	10%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Multi-Disciplinary Income Portfolio.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Multi-Disciplinary Income Fund
	Advisor Class A
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2020	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2019	2018	2017	2016	2015
PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$10.90	$10.41	$10.96	$10.90	$10.27	$10.75
Income from Investment Operations:
Net investment income(2)	0.17	0.42	0.41	0.34	0.40	0.34
Net realized and unrealized gain
(loss) on investments	(0.69)	0.49	(0.54)	0.13	0.63	(0.60)
Total from Investment
Operations	(0.52)	0.91	(0.13)	0.47	1.03	(0.26)
Redemption Fees	—	—	—	0.00 (3)	—	0.00 (3)
Less Distributions:
From net investment income	(0.19)	(0.42)	(0.42)	(0.41)	(0.40)	(0.21)
From net realized gains	—	—	—	—	—	(0.01)
Total Distributions	(0.19)	(0.42)	(0.42)	(0.41)	(0.40)	(0.22)
Net Asset Value, End of Period	$10.19	$10.90	$10.41	$10.96	$10.90	$10.27
Total return(4)	(4.71)%	8.81%	(1.18)%	4.40%	10.17%	(2.46)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$1,733	$1,852	$2,811	$4,640	$6,935	$8,754
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.35%	2.29%	2.22%	2.16%	2.10%	2.04%
After expense reimbursement(5)	1.74%	1.74%	1.74%	1.74%	1.74%	1.74%
Ratio of net investment income to
average net assets:	3.31%	3.85%	3.81%	3.12%	3.77%	3.13%
Portfolio turnover rate(6)	0%	0%	2%	16%	9%	10%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Multi-Disciplinary Income Portfolio.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Multi-Disciplinary Income Fund
	Advisor Class C
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2020	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2019	2018	2017	2016	2015
PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$10.78	$10.29	$10.86	$10.79	$10.18	$10.65
Income from Investment Operations:
Net investment income(2)	0.14	0.36	0.35	0.29	0.34	0.28
Net realized and unrealized gain
(loss) on investments	(0.69)	0.50	(0.54)	0.14	0.62	(0.58)
Total from Investment
Operations	(0.55)	0.86	(0.19)	0.43	0.96	(0.30)
Redemption Fees	0.00 (3)	—	—	—	—	—
Less Distributions:
From net investment income	(0.16)	(0.37)	(0.38)	(0.36)	(0.35)	(0.16)
From net realized gains	—	—	—	—	—	(0.01)
Total Distributions	(0.16)	(0.37)	(0.38)	(0.36)	(0.35)	(0.17)
Net Asset Value, End of Period	$10.07	$10.78	$10.29	$10.86	$10.79	$10.18
Total return	(5.01)%	8.40%	(1.83)%	4.00%	9.51%	(2.84)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$6,383	$6,831	$7,727	$6,987	$7,790	$9,266
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.85%	2.79%	2.72%	2.66%	2.60%	2.54%
After expense reimbursement(4)	2.24%	2.24%	2.24%	2.24%	2.24%	2.24%
Ratio of net investment income to
average net assets:	2.81%	3.35%	3.31%	2.62%	3.27%	2.63%
Portfolio turnover rate(5)	0%	0%	2%	16%	9%	10%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Multi-Disciplinary Income Portfolio.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Multi-Disciplinary Income Fund
	Institutional Class
	For the
	Period	For the	For the	For the	For the	For the
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2020	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2019	2018	2017	2016	2015
PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$10.98	$10.48	$11.04	$10.97	$10.34	$10.82
Income from Investment Operations:
Net investment income(2)	0.20	0.47	0.46	0.40	0.45	0.39
Net realized and unrealized gain
(loss) on investments	(0.71)	0.50	(0.54)	0.13	0.63	(0.59)
Total from Investment
Operations	(0.51)	0.97	(0.08)	0.53	1.08	(0.20)
Redemption Fees	0.00 (3)	—	—	—	0.00 (3)	0.00 (3)
Less Distributions:
From net investment income	(0.21)	(0.47)	(0.48)	(0.46)	(0.45)	(0.27)
From net realized gains	—	—	—	—	—	(0.01)
Total Distributions	(0.21)	(0.47)	(0.48)	(0.46)	(0.45)	(0.28)
Net Asset Value, End of Period	$10.26	$10.98	$10.48	$11.04	$10.97	$10.34
Total return	(4.55)%	9.38%	(0.80)%	4.93%	10.61%	(1.96)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$16,737	$20,314	$20,567	$30,399	$78,084	$66,199
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.05%	1.99%	1.92%	1.86%	1.80%	1.74%
After expense reimbursement(4)	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%
Ratio of net investment income to
average net assets:	3.76%	4.30%	4.26%	3.57%	4.22%	3.58%
Portfolio turnover rate(5)	0%	0%	2%	16%	9%	10%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Multi-Disciplinary Income Portfolio.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FUND

Financial Highlights — (Continued)

	The Spin-off Fund
	No Load Class
	For the				December 11,
	Period Ended	For the		For the	2017^
	June 30,	Year Ended		Year Ended	through
	2020	December 31,		December 31,	December 31,
	(Unaudited)	2019		2018	2017
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$12.83	$9.77		$11.14	$10.81
Income from Investment Operations:
Net investment income (loss)(2)	0.07	(0.00	)(3)	(0.08)	0.00	(3)
Net realized and unrealized gain (loss) on investments	(2.46)	3.06		(0.84)	0.33
Total from Investment Operations	(2.39)	3.06		(0.92)	0.33
Redemption Fees	—	—		—	—
Less Distributions:
From net realized gains	—	—		(0.45)	—
Total Distributions	—	—		(0.45)	—
Net Asset Value, End of Period	$10.44	$12.83		$9.77	$11.14
Total return	(18.63)%	31.32%		(8.22)%	3.05	%(4)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$14	$60		$11	$10
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.13%	1.96%		1.81%	1.70	%(5)
After expense reimbursement(6)	1.45%	1.45%		1.45%	1.45	%(5)
Ratio of net investment income (loss) to average net assets:	1.24%	(0.04)%		(0.63)%	(0.61	)%(5)
Portfolio turnover rate	0%	2%		9%	0	%(4)

^	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FUND
Financial Highlights — (Continued)

	The Spin-off Fund
	Advisor Class A
	For the
	Period	For the	For the	For the		For the	For the	For the
	Ended	Year	Year	Period		Year	Year	Year
	June 30,	Ended	Ended	Ended		Ended	Ended	Ended
	2020	December 31,	December 31,	December 31,		April 30,	April 30,	April 30,
	(Unaudited)	2019	2018	2017^		2017	2016	2015
PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$12.25	$9.33	$10.67	$9.82		$8.52	$10.22	$10.32
Income from Investment Operations:
Net investment income (loss)(2)	0.06	(0.01)	(0.08)	(0.02)		0.03	0.00 (3)	(0.03)
Net realized and unrealized gain
(loss) on investments	(2.36)	2.93	(0.81)	1.29		1.45	(1.70)	(0.07)
Total from Investment
Operations	(2.30)	2.92	(0.89)	1.27		1.48	(1.70)	(0.10)
Redemption Fees	—	—	—	—		—	—	—
Less Distributions:
From net investment income	—	—	—	0.00	(3)	—	—	—
From net realized gains	—	—	(0.45)	(0.42)		(0.18)	—	—
Total Distributions	—	—	(0.45)	(0.42)		(0.18)	—	—
Net Asset Value, End of Period	$9.95	$12.25	$9.33	$10.67		$9.82	$8.52	$10.22
Total return(4)	(18.78)%	31.30%	(8.30)%	12.95	%(5)	17.36%	(16.63)%	(0.97)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$2,076	$3,574	$3,303	$4,322		$4,583	$6,067	$14,604
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.38%	2.21%	2.06%	2.07	%(6)	2.45%	1.74%	1.77%
After expense reimbursement(7)	1.50%	1.50%	1.50%	1.50	%(6)	1.50%	1.50%	1.50%
Ratio of net investment income (loss)
to average net assets:	1.19%	(0.09)%	(0.68)%	(0.27	)%(6)	0.31%	0.05%	(0.30)%
Portfolio turnover rate	0%	2%	9%	0	%(5)	11%	2%	40%

^	For the period May 1, 2017 through December 31, 2017. The Fund changed its fiscal year end from April 30 to December 31.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FUND
Financial Highlights — (Continued)

	The Spin-off Fund
	Advisor Class C
	For the
	Period	For the	For the	For the		For the	For the	For the
	Ended	Year	Year	Period		Year	Year	Year
	June 30,	Ended	Ended	Ended		Ended	Ended	Ended
	2020	December 31,	December 31,	December 31,		April 30,	April 30,	April 30,
	(Unaudited)	2019	2018	2017^		2017	2016	2015
PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$11.47	$8.80	$10.17	$9.43		$8.25	$9.97	$10.14
Income from Investment Operations:
Net investment income (loss)(2)	0.02	(0.09)	(0.16)	(0.07)		(0.04)	(0.06)	(0.11)
Net realized and unrealized gain
(loss) on investments	(2.20)	2.76	(0.76)	1.23		1.40	(1.66)	(0.06)
Total from Investment
Operations	(2.18)	2.67	(0.92)	1.16		1.36	(1.72)	(0.17)
Redemption Fees	—	—	—	—		—	—	—
Less Distributions:
From net realized gains	—	—	(0.45)	(0.42)		(0.18)	—	—
Total Distributions	—	—	(0.45)	(0.42)		(0.18)	—	—
Net Asset Value, End of Period	$9.29	$11.47	$8.80	$10.17		$9.43	$8.25	$9.97
Total return	(19.01)%	30.34%	(9.00)%	12.31	%(3)	16.46%	(17.25)%	(1.68)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$2,396	$4,064	$4,114	$5,526		$5,678	$6,290	$12,057
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.88%	2.71%	2.56%	2.82	%(4)	3.20%	2.49%	2.52%
After expense reimbursement(5)	2.25%	2.25%	2.25%	2.25	%(4)	2.25%	2.25%	2.25%
Ratio of net investment income (loss) to
average net assets:	0.44%	(0.84)%	(1.43)%	(1.02	)%(4)	(0.44)%	(0.70)%	(1.05)%
Portfolio turnover rate	0%	2%	9%	0	%(3)	11%	2%	40%

^	For the period May 1, 2017 through December 31, 2017. The Fund changed its fiscal year end from April 30 to December 31.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Not annualized.
(4)	Annualized.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FUND
Financial Highlights — (Continued)

	The Spin-off Fund
	Institutional Class
	For the
	Period	For the	For the	For the		For the	For the	For the
	Ended	Year	Year	Period		Year	Year	Year
	June 30,	Ended	Ended	Ended		Ended	Ended	Ended
	2020	December 31,	December 31,	December 31,		April 30,	April 30,	April 30,
	(Unaudited)	2019	2018	2017^		2017	2016	2015
PER SHARE DATA:(1)
Net Asset Value,
Beginning of Period	$12.32	$9.36	$10.68	$9.85		$8.53	$10.20	$10.27
Income from Investment Operations:
Net investment income (loss)(2)	0.07	0.02	(0.05)	0.00	(3)	0.05	0.03	(0.01)
Net realized and unrealized gain
(loss) on investments	(2.37)	2.95	(0.82)	1.29		1.45	(1.70)	(0.06)
Total from Investment
Operations	(2.30)	2.97	(0.87)	1.29		1.50	(1.67)	(0.07)
Redemption Fees	—	—	—	0.00	(3)	—	—	—
Less Distributions:
From net investment income	—	(0.01)	—	(0.04)		—	—	—
From net realized gains	—	—	(0.45)	(0.42)		(0.18)	—	—
Total Distributions	—	(0.01)	(0.45)	(0.46)		(0.18)	—	—
Net Asset Value, End of Period	$10.02	$12.32	$9.36	$10.68		$9.85	$8.53	$10.20
Total return	(18.67)%	31.74%	(8.11)%	13.07%		17.57%	(16.37)%	(0.68)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$10,192	$13,751	$11,290	$14,050		$12,022	$24,185	$52,312
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.08%	1.91%	1.76%	1.83	%(5)	2.20%	1.49%	1.52%
After expense reimbursement(6)	1.25%	1.25%	1.25%	1.25	%(5)	1.25%	1.25%	1.25%
Ratio of net investment income (loss)
to average net assets:	1.44%	0.16%	(0.43)%	(0.02	)%(5)	0.56%	0.30%	(0.05)%
Portfolio turnover rate	0%	2%	9%	0	%(4)	11%	2%	40%

^	For the period May 1, 2017 through December 31, 2017. The Fund changed its fiscal year end from April 30 to December 31.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Consolidated Portfolio Assets
June 30, 2020 (Unaudited)

		Percentage
	Market	of Total
Sector Allocation	Value	Net Assets
Finance and Insurance#	$29,695,350	26.4%
Information	18,993,364	17.0%
Mining, Quarrying, and Oil and Gas Extraction	12,503,952	11.2%
Administrative and Support and Waste Management and
Remediation Services	10,977,582	9.8%
Professional, Scientific, and Technical Services	9,633,354	8.6%
Arts, Entertainment, and Recreation	1,489,720	1.3%
Communication Services	300,000	0.3%
Management of Companies and Enterprises	86,211	0.1%
Retail Trade	61,593	0.1%

#	In the Finance and Insurance Sector, $20,618,083 represents a cryptocurrency investment of 18.4% of total net assets as of June 30, 2020.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
June 30, 2020 (Unaudited) — (Continued)

		Percentage
	Market	of Total
Country Allocation	Value	Net Assets
United States#	$4,687,060	32.2%
Canada	1,937,773	13.3%
United Kingdom	308,993	2.1%
Germany	108,563	0.7%
Brazil	102,407	0.7%
Cayman Islands	99,000	0.7%
Australia	96,513	0.7%
Netherlands	80,218	0.6%
France	9,613	0.1%
Japan	4,616	0.0%
Guernsey	1,729	0.0%
Israel	1,371	0.0%
Bermuda	295	0.0%

#	In the United States Sector, $1,503,375 represents a cryptocurrency investment of 10.32% of total net assets as of June 30, 2020.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Consolidated Portfolio Assets
June 30, 2020 (Unaudited) — (Continued)

		Percentage
	Market	of Total
Sector Allocation	Value	Net Assets
Mining, Quarrying, and Oil and Gas Extraction	$241,881,568	41.0%
Finance and Insurance#	72,085,240	12.2%
Information	43,863,931	7.4%
Real Estate and Rental and Leasing	31,214,691	5.3%
Management of Companies and Enterprises	26,167,946	4.4%
Arts, Entertainment, and Recreation	22,000,923	3.7%
Accommodation and Food Services	12,460,210	2.1%
Professional, Scientific, and Technical Services	11,405,682	1.9%
Transportation and Warehousing	3,305,242	0.6%
Utilities	1,785,326	0.3%
Retail Trade	657,600	0.1%
Manufacturing	293,015	0.0%

#	In the Finance and Insurance Sector, $18,879,588 represents a cryptocurrency investment of 3.19% of total net assets as of June 30, 2020.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
June 30, 2020 (Unaudited) — (Continued)

		Percentage
	Market	of Total
Sector Allocation	Value	Net Assets
Manufacturing	$16,490,902	85.6%
Professional, Scientific, and Technical Services	451,201	2.3%

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Consolidated Portfolio Assets
June 30, 2020 (Unaudited) — (Continued)

The Small Cap Opportunities Portfolio

		Percentage
	Market	of Total
Sector Allocation	Value	Net Assets
Mining, Quarrying, and Oil and Gas Extraction	$71,561,503	41.3%
Management of Companies and Enterprises	22,754,905	13.2%
Real Estate and Rental and Leasing	18,895,147	10.9%
Professional, Scientific, and Technical Services	14,439,962	8.4%
Finance and Insurance#	13,783,097	8.0%
Accommodation and Food Services	9,394,029	5.4%
Arts, Entertainment, and Recreation	5,554,549	3.2%
Transportation and Warehousing	5,000,849	2.9%
Manufacturing	4,603,198	2.7%
Wholesale Trade	590,216	0.3%
Information	270,400	0.2%
Retail Trade	15,258	0.0%

#	In the Finance and Insurance Sector, $2,949,936 represents a cryptocurrency investment of 1.71% of total net assets as of June 30, 2020.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Consolidated Portfolio Assets
June 30, 2020 (Unaudited) — (Continued)

		Percentage
	Market	of Total
Sector Allocation	Value	Net Assets
Mining, Quarrying, and Oil and Gas Extraction	$23,353,485	32.4%
Finance and Insurance#	12,884,832	17.8%
Information	2,758,360	3.8%
Real Estate and Rental and Leasing	2,132,928	2.9%
Management of Companies and Enterprises	1,561,585	2.2%
Transportation and Warehousing	845,658	1.2%
Accommodation and Food Services	78,912	0.1%
Wholesale Trade	30,480	0.0%
Professional, Scientific, and Technical Services	16,245	0.0%
Manufacturing	15,120	0.0%
Machinery Manufacturing	3,705	0.0%
Retail Trade	102	0.0%

#	In the Finance and Insurance Sector, $5,781,000 represents a cryptocurrency investment of 8.0% of total net assets as of June 30, 2020.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
June 30, 2020 (Unaudited) — (Continued)

		Percentage
	Market	of Total
Sector Allocation	Value	Net Assets
Finance and Insurance	$8,379,962	58.3%

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
June 30, 2020 (Unaudited) — (Continued)

		Percentage
	Market	of Total
Sector Allocation	Value	Net Assets
Manufacturing	$6,076,887	20.7%
Retail Trade	3,561,058	12.2%
Information	3,047,078	10.4%
Transportation and Warehousing	2,764,132	9.4%
Construction	2,679,824	9.2%
Finance and Insurance	2,566,411	8.8%
Mining, Quarrying, and Oil and Gas Extraction	1,560,303	5.3%
Real Estate and Rental and Leasing	1,540,630	5.3%
Professional, Scientific, and Technical Services	504,058	1.7%

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Consolidated Portfolio of Investments — June 30, 2020 (Unaudited)

COMMON STOCKS — 56.37%	Shares	Value
Administrative and Support Services — 0.00%
CreditRiskMonitor.com, Inc.[f]	780	$1,092
Broadcasting (except Internet) — 0.38%
The E.W. Scripps Company — Class A	40,000	350,000
MSG Networks, Inc. — Class A*	8,000	79,600
		429,600
Credit Intermediation and Related Activities — 2.13%
LendingTree, Inc.*^	8,233	2,383,701
Data Processing, Hosting, and Related Services — 16.35%
IHS Markit Limited	200	15,100
MasterCard, Inc. — Class A	7,000	2,069,900
PayPal Holdings, Inc.*[c]	63,000	10,976,490
Verisk Analytics, Inc.	7,000	1,191,400
Visa, Inc. — Class A^	21,000	4,056,570
		18,309,460
Management of Companies and Enterprises — 0.08%
Galaxy Digital Holdings Ltd.*	76,000	86,211
Media & Entertainment — 0.27%
Madison Square Garden Entertainment Corp.*	4,000	300,000
Nonstore Retailers — 0.05%
Expedia Group, Inc.	648	53,266
Oil and Gas Extraction — 11.17%
Texas Pacific Land Trust[c]	21,026	12,503,952
Other Information Services — 8.09%
Alphabet, Inc. — Class A*	3,200	4,537,760
Alphabet, Inc. — Class C*	3,200	4,523,552
		9,061,312
Other Motor Vehicle Dealers — 0.01%
Copart, Inc.*	100	8,327
Other Professional, Scientific, and Technical Services — 0.70%
GMO Internet, Inc.	28,400	783,022
Other Telecommunications — 1.85%
Liberty Broadband Corporation — Series A*	8,000	977,520
Liberty Broadband Corporation — Series C*	7,600	942,096
Liberty Latin America Limited — Class C*	16,496	155,722
		2,075,338

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Consolidated Portfolio of Investments — June 30, 2020 (Unaudited) — (Continued)

	Shares	Value
Professional, Scientific, and Technical Services — 7.90%
CACI International, Inc. — Class A*[c]	29,200	$6,332,896
Cookpad, Inc.*	276,000	805,186
ManTech International Corporation — Class A	25,000	1,712,250
		8,850,332
Promoters of Performing Arts, Sports, and Similar Events — 0.52%
The Madison Square Garden Company — Class A*	4,000	587,560
Satellite Telecommunications — 0.08%
DISH Network Corp. — Class A*	2,728	94,143
Securities, Commodity Contracts, and Other Financial Investments
and Related Activities — 5.98%
CME Group, Inc.	4,180	679,417
MarketAxess Holdings, Inc.	5,000	2,504,600
OTC Markets Group, Inc. — Class A	116,985	3,509,550
		6,693,567
Spectator Sports — 0.81%
Liberty Media Corp.-Liberty Braves — Class A*	8,000	160,640
Liberty Media Corp.-Liberty Braves — Class C*	8,000	157,920
Liberty Media Corp.-Liberty Formula One — Class A*	20,000	583,600
		902,160
TOTAL COMMON STOCKS
(cost $51,226,696)		63,123,043

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Consolidated Portfolio of Investments — June 30, 2020 (Unaudited) — (Continued)

UNIT INVESTMENT TRUST — 18.41%	Shares	Value
Securities, Commodity Contracts, and Other Financial Investments
and Related Activities — 18.41%
Grayscale Bitcoin Trust*^c	2,146,599	$20,618,083
TOTAL UNIT INVESTMENT TRUST
(cost $6,422,330)		20,618,083
TOTAL INVESTMENTS — 74.78%
(cost $57,649,026)		$83,741,126

Percentages are stated as a percent of net assets.
* —	Non-income producing security.
^ —	This security or a portion of this security was out on loan at June 30, 2020. Total loaned securities had a market value of $10,115,973 at June 30, 2020. The total collateral for the loaned securities was cash in the amount of $10,132,600.
c —	Significant Investment — See note 2.
f —	Level 2 Investment — See note 8.
The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Consolidated Portfolio of Investments — June 30, 2020 (Unaudited) — (Continued)

COMMON STOCKS — 40.62%	Shares	Value
Accommodation — 0.89%
Civeo Corporation*	211,000	$130,082
Diversified Financials — 0.55%
Euronext NV	800	80,218
European Exchanges — 0.75%
Deutsche Boerse AG	600	108,563
Industrial Machinery Manufacturing — 0.61%
TerraVest Industries, Inc.*	8,000	89,275
Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) — 0.02%
PrairieSky Royalty Limited*	400	2,528
Management of Companies and Enterprises — 1.60%
Associated Capital Group, Inc. — Class A	2,400	88,056
Clarke, Inc.*	24,800	95,905
Galaxy Digital Holdings Ltd.*	42,600	48,323
		232,284
Mining (except Oil and Gas) — 8.85%
Franco-Nevada Corporation	4,800	670,272
Maverix Metals, Inc.	4,000	17,760
NovaGold Resources, Inc.*	4,000	36,720
Wheaton Precious Metals Corporation	12,800	563,840
		1,288,592
Oil and Gas Extraction — 11.80%
Texas Pacific Land Trust[c]	2,890	1,718,654
Other Exchanges — 0.32%
ASX Ltd.	800	47,136
Other Financial Investment Activities — 1.72%
Brookfield Asset Management, Inc. — Class A	6,000	197,400
Burford Capital Limited	300	1,729
GAMCO Investors, Inc. — Class A	200	2,662
Omni Bridgeway Ltd.	15,000	49,377
		251,168

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Consolidated Portfolio of Investments — June 30, 2020 (Unaudited) — (Continued)

	Shares	Value
Other Investment Pools and Funds — 0.47%
Partners Value Investments LP*[g]	2,193	$67,845
Other Pipeline Transportation — 0.07%
Rubis SCA	200	9,613
Other Telecommunications — 0.00%
Liberty Latin America Limited — Class A*	9	87
Liberty Latin America Limited — Class C*	22	208
		295
Professional, Scientific, and Technical Services — 5.51%
CACI International, Inc. — Class A*[c]	3,700	802,456
Real Estate — 0.01%
Dream Unlimited Corp. — Class A*	200	1,320
Securities and Commodity Exchanges — 1.42%
B3 SA — Brasil Bolsa Balcao	10,000	102,407
Cboe Global Markets, Inc.	1,118	104,287
		206,694
Securities, Commodity Contracts, and Other Financial Investments
and Related Activities — 1.22%
CME Group, Inc.	786	127,756
IntercontinentalExchange Group, Inc.	500	45,800
Japan Exchange Group, Inc. — ADR	400	4,616
		178,172
Support Activities for Water Transportation — 2.80%
Braemar Shipping Services plc	2,000	2,998
Clarkson plc	11,000	305,995
Siem Industries, Inc.*	5,500	99,000
		407,993
Transportation Equipment Manufacturing — 2.02%
The Boeing Company	1,600	293,280
Elbit Systems Ltd.^	10	1,370
		294,650
TOTAL COMMON STOCKS
(cost $4,624,219)		5,917,538

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Consolidated Portfolio of Investments — June 30, 2020 (Unaudited) — (Continued)

UNIT INVESTMENT TRUST — 10.32%	Shares	Value
Securities, Commodity Contracts, and Other Financial Investments
and Related Activities — 10.32%
Grayscale Bitcoin Trust*^c	156,520	$1,503,375
TOTAL UNIT INVESTMENT TRUST
(cost $230,832)		1,503,375

PREFERRED STOCKS — 0.07%
Other Investment Pools and Funds — 0.07%
Partners Value Investments LP — Class Ag	515	9,532
TOTAL PREFERRED STOCKS
(cost $9,785)		9,532

	Principal
CONVERTIBLE BONDS — 0.00%	Amount
Department Stores — 0.00%
Sears Holdings Corporation, 8.000%, 12/15/2019ef	$41,080	734
TOTAL CONVERTIBLE BONDS
(cost $41,080)		734

WARRANTS — 0.05%	Shares
Other Investment Pools and Funds — 0.05%
Partners Value Investments LP*[g]
Expiration: 06/30/2026, Exercise Price: 32.45 CAD	1,893	6,972
TOTAL WARRANTS
(cost $7,160)		6,972
TOTAL INVESTMENTS — 51.06%
(cost $4,913,076)		$7,438,151

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Consolidated Portfolio of Investments — June 30, 2020 (Unaudited) — (Continued)

Percentages are stated as a percent of net assets.
* —	Non-income producing security.
^ —	This security or a portion of this security was out on loan at June 30, 2020. Total loaned securities had a market value of $119,375 at June 30, 2020. The total collateral for the loaned securities was cash in the amount of $121,145.
c —	Significant Investment — See note 2.
e —	Default or other conditions exist and the security is not presently accruing income.
f —	Level 2 Investment — See note 8.
g —	Illiquid
ADR —	American Depositary Receipt.
CAD —	Canadian Dollars.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Consolidated Portfolio of Investments — June 30, 2020 (Unaudited) — (Continued)

COMMON STOCKS — 75.80%	Shares	Value
Accommodation — 0.25%
Civeo Corporation*	2,366,800	$1,459,132
Amusement, Gambling, and Recreation Industries — 0.21%
Las Vegas Sands Corp.*	27,300	1,243,242
Beverage and Tobacco Product Manufacturing — 0.05%
Crimson Wine Group Limited*	54,262	293,015
Cable and Other Subscription Programming — 0.71%
Discovery Communications, Inc. — Class A*^	135,300	2,854,830
Discovery Communications, Inc. — Class C*	69,900	1,346,274
		4,201,104
Data Processing, Hosting, and Related Services — 0.02%
IHS Markit Limited	1,200	90,600
Food Services and Drinking Places — 1.86%
The Wendy’s Company	505,100	11,001,078
Insurance Carriers and Related Activities — 1.08%
Markel Corporation*	6,900	6,369,873
Management of Companies and Enterprises — 4.43%
Associated Capital Group, Inc. — Class A^	261,290	9,586,730
Bollore SA	132,000	414,650
Icahn Enterprises LP	333,400	16,166,566
		26,167,946
Mining (except Oil and Gas) — 4.87%
Franco-Nevada Corporation	196,100	27,383,404
Wheaton Precious Metals Corporation	32,400	1,427,220
		28,810,624
Nonstore Retailers — 0.11%
Expedia Group, Inc.*	8,000	657,600
Oil and Gas Extraction — 36.03%
Texas Pacific Land Trust[c]	358,195	213,014,984
Tourmaline Oil Corp.	6,400	55,958
		213,070,942

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Consolidated Portfolio of Investments — June 30, 2020 (Unaudited) — (Continued)

	Shares	Value
Other Financial Investment Activities — 6.05%
Brookfield Asset Management, Inc. — Class Ac	932,700	$30,685,830
Brookfield Business Partners LP	5,000	154,250
GAMCO Investors, Inc. — Class A	1,800	23,958
Onex Corp.	110,500	4,906,554
		35,770,592
Other Investment Pools and Funds — 0.00%
Partners Value Investments LP*[g]	800	24,750
Other Professional, Scientific, and Technical Services — 0.15%
GMO Internet, Inc.	32,000	882,278
Other Telecommunications — 5.65%
GCI Liberty, Inc. — Class A*	72,000	5,120,640
Liberty Broadband Corporation — Series A*	26,800	3,274,692
Liberty Broadband Corporation — Series C*	95,400	11,825,784
Liberty Media Corp.-Liberty SiriusXM — Class A*	161,100	5,561,172
Liberty Media Corp.-Liberty SiriusXM — Class C*	221,300	7,623,785
		33,406,073
Performing Arts, Spectator Sports, and Related Industries — 2.53%
Live Nation Entertainment, Inc.*	337,500	14,961,375
Professional, Scientific, and Technical Services — 1.78%
CACI International, Inc. — Class A*	46,800	10,149,984
Cookpad, Inc.*	128,000	373,420
		10,523,404
Real Estate — 5.28%
Dream Unlimited Corp. — Class A	365,000	2,408,957
Equity Lifestyle Properties, Inc. — REIT	122,300	7,641,304
The Howard Hughes Corporation*	407,400	21,164,430
		31,214,691
Satellite Telecommunications — 1.04%
DISH Network Corp. — Class A	51,800	1,787,618
EchoStar Corporation — Class A*	156,600	4,378,536
		6,166,154
Securities and Commodity Exchanges — 1.28%
Cboe Global Markets, Inc.	81,200	7,574,336

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Consolidated Portfolio of Investments — June 30, 2020 (Unaudited) — (Continued)

	Shares	Value
Securities, Commodity Contracts, and Other Financial Investments
and Related Activities — 0.58%
CME Group, Inc.	21,000	$3,413,340
IntercontinentalExchange Group, Inc.	500	45,800
		3,459,140
Spectator Sports — 0.98%
Liberty Media Corp.-Liberty Formula One — Class A*	89,100	2,599,938
Liberty Media Corp.-Liberty Formula One — Class C*	100,800	3,196,368
		5,796,306
Support Activities for Water Transportation — 0.56%
Clarkson plc*	101,800	2,831,842
Siem Industries, Inc.*[f]	26,300	473,400
		3,305,242
Utilities — 0.30%
Brookfield Infrastructure Corporation — Class A^	4,900	223,146
Brookfield Infrastructure Partners LP	38,000	1,562,180
		1,785,326
TOTAL COMMON STOCKS
(cost $222,617,404)		448,234,823

UNIT INVESTMENT TRUST — 3.19%
Securities, Commodity Contracts, and Other Financial Investments
and Related Activities — 3.19%
Grayscale Bitcoin Trust*^	1,965,600	18,879,588
TOTAL UNIT INVESTMENT TRUST
(cost $26,406,964)		18,879,588

PREFERRED STOCKS — 0.00%
Other Investment Pools and Funds — 0.00%
Partners Value Investments LP — Class Ag	217	4,017
TOTAL PREFERRED STOCKS
(cost $1,764)		4,017

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Consolidated Portfolio of Investments — June 30, 2020 (Unaudited) — (Continued)

WARRANTS — 0.00%	Shares	Value
Other Investment Pools and Funds — 0.00%
Partners Value Investments LP*fg
Expiration: 06/30/2026, Exercise Price: 32.45 CAD	800	$2,946
TOTAL WARRANTS
(cost $2,367)		2,946
TOTAL INVESTMENTS — 78.99%
(cost $249,028,499)		$467,121,374

Percentages are stated as a percent of net assets.
* —	Non-income producing security.
^ —	This security or a portion of this security was out on loan at June 30, 2020. Total loaned securities had a market value of $21,897,633 at June 30, 2020. The total collateral for the loaned securities was cash in the amount of $22,265,453.
c —	Significant Investment — See note 2.
f —	Level 2 Investment — See note 8.
g —	Illiquid
CAD —	Canadian Dollars.
REIT —	Real Estate Investment Trust.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments — June 30, 2020 (Unaudited) — (Continued)

COMMON STOCKS — 87.74%	Shares	Value
Pharmaceutical and Medicine Manufacturing — 80.19%
AbbVie, Inc.[c]	10,000	$981,800
Agenus, Inc.*	148	582
Alkermes plc*	22,000	426,910
AMGEN, Inc.	4,000	943,440
Arena Pharmaceuticals, Inc.*	4,500	283,275
AstraZeneca plc - ADR[c]	20,000	1,057,800
Biogen, Inc.*[c]	3,750	1,003,312
Bristol-Myers Squibb Company[c]	23,500	1,381,800
Celldex Therapeutics, Inc.*	1,752	22,776
Eli Lilly & Company[c]	8,500	1,395,530
Gilead Sciences, Inc.	11,000	846,340
GlaxoSmithKline plc - ADR	21,673	884,042
Immune Pharmaceuticals, Inc.*	1	0
Ionis Pharmaceuticals, Inc.*	13,000	766,480
Johnson & Johnson[c]	8,000	1,125,040
Merck & Co., Inc.[c]	14,000	1,082,620
Merrimack Pharmaceuticals, Inc.	7,500	24,975
Novartis AG - ADR[c]	14,000	1,222,760
Pacific Biosciences of California, Inc.*	12,000	41,400
Pfizer, Inc.[c]	30,000	981,000
Sanofi - ADR	17,000	867,850
Xenon Pharmaceuticals, Inc.*	9,000	112,860
		15,452,592
Research and Development in Biotechnology
(except Nanobiotechnology) — 7.55%
Alnylam Pharmaceuticals, Inc.*	3,000	444,330
Bluebird Bio, Inc.*	2,000	122,080
CRISPR Therapeutics AG*	6,000	440,940
Editas Medicine, Inc.*^	8,000	236,640
Intellia Therapeutics, Inc.*^	10,000	210,200
		1,454,190
TOTAL COMMON STOCKS
(cost $10,591,113)		16,906,782

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments — June 30, 2020 (Unaudited) — (Continued)

RIGHTS — 0.18%	Shares	Value
Pharmaceutical and Medicine Manufacturing — 0.13%
Bristol-Myers Squibb Company*	7,000	$25,060
Scientific Research and Development Services — 0.05%
Ligand Pharmaceuticals, Inc.*[f]	44,000	8,800
Ligand Pharmaceuticals, Inc.*[f]	44,000	572
Ligand Pharmaceuticals, Inc.*	44,000	357
Ligand Pharmaceuticals, Inc.*#	44,000	532
		10,261
TOTAL RIGHTS
(cost $14,910)		35,321
TOTAL INVESTMENTS — 87.92%
(cost $10,606,023)		$16,942,103

Percentages are stated as a percent of net assets.
* —	Non-income producing security.
^ —	This security or a portion of this security was out on loan at June 30, 2020. Total loaned securities had a market value of $442,372 at June 30, 2020. The total collateral for the loaned securities was cash in the amount of $445,500.
# —	Contingent value right (contingent upon profitability of company).
c —	Significant Investment — See note 2.
f —	Level 2 Investment — See note 8.
ADR —	American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Consolidated Portfolio of Investments — June 30, 2020 (Unaudited) — (Continued)

COMMON STOCKS — 93.82%	Shares	Value
Accommodation — 1.15%
Civeo Corporation*	3,226,000	$1,988,829
Beverage and Tobacco Product Manufacturing — 0.31%
Crimson Wine Group Limited*	99,400	536,760
Chemical Manufacturing — 1.95%
Element Solutions, Inc.*	6,000	65,100
Inter Parfums, Inc.*	68,600	3,303,090
		3,368,190
Food Services and Drinking Places — 4.28%
The Wendy’s Company	340,000	7,405,200
Machinery Manufacturing — 0.40%
Colfax Corporation*	24,000	669,600
Oshkosh Truck Corporation	400	28,648
		698,248
Management of Companies and Enterprises — 13.16%
Associated Capital Group, Inc. — Class A^	177,450	6,510,641
Dundee Corporation — Class A*	1,994,400	1,977,248
Galaxy Digital Holdings Ltd.*	376,000	426,517
Icahn Enterprises LPc	269,000	13,043,810
RIT Capital Partners plc	36,000	796,689
		22,754,905
Merchant Wholesalers, Durable Goods — 0.34%
Dorman Products, Inc.*	8,800	590,216
Mining (except Oil and Gas) — 0.15%
Altius Minerals Corporation	1,000	7,190
Maverix Metals, Inc.	2,000	8,880
Sandstorm Gold Ltd.*	1,800	17,316
Wheaton Precious Metals Corporation	5,000	220,250
		253,636
Motor Vehicle and Parts Dealers — 0.01%
AutoNation, Inc.*	200	7,516
Penske Automotive Group, Inc.	200	7,742
		15,258

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Consolidated Portfolio of Investments — June 30, 2020 (Unaudited) — (Continued)

	Shares	Value
Oil and Gas Extraction — 41.23%
Permian Basin Royalty Trust	126,800	$418,440
Texas Pacific Land Trust[c]	119,204	70,889,427
		71,307,867
Other Financial Investment Activities — 1.22%
GAMCO Investors, Inc. — Class A	23,800	316,778
Onex Corporation	39,600	1,788,942
		2,105,720
Other Investment Pools and Funds — 4.08%
Partners Value Investments LP*[g]	191,000	5,908,957
Urbana Corporation — Class A	693,071	1,153,757
		7,062,714
Other Pipeline Transportation — 2.50%
Rubis SCA*	90,000	4,325,679
Performing Arts, Spectator Sports, and Related Industries — 3.21%
Live Nation Entertainment, Inc.*	125,300	5,554,549
Professional, Scientific, and Technical Services — 8.35%
CACI International, Inc. — Class A*[c]	55,900	12,123,592
Cookpad, Inc.*	794,000	2,316,370
		14,439,962
Real Estate — 10.93%
Dream Unlimited Corp. — Class Ac	2,188,000	14,440,542
Equity Commonwealth REIT	400	12,880
The Howard Hughes Corporation*	85,500	4,441,725
		18,895,147
Support Activities for Water Transportation — 0.39%
Braemar Shipping Services plc	450,322	675,170
Telecommunications — 0.16%
LICT Corporation*	16	270,400
TOTAL COMMON STOCKS
(cost $129,023,169)		162,248,450

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Consolidated Portfolio of Investments — June 30, 2020 (Unaudited) — (Continued)

UNIT INVESTMENT TRUST — 1.70%	Shares	Value
Securities, Commodity Contracts, and Other Financial Investments
and Related Activities — 1.70%
Grayscale Bitcoin Trust*^	307,125	$2,949,936
TOTAL UNIT INVESTMENT TRUST
(cost $3,240,000)		2,949,936

PREFERRED STOCKS — 0.56%
Other Investment Pools and Funds — 0.56%
Partners Value Investments LP — Class Ag	51,933	961,280
TOTAL PREFERRED STOCKS
(cost $420,822)		961,280

WARRANTS — 0.41%
Other Investment Pools and Funds — 0.41%
Partners Value Investments LP*[g]
Expiration: 06/30/2026, Exercise Price: 32.45 CAD	191,000	703,447
TOTAL WARRANTS
(cost $564,856)		703,447
TOTAL INVESTMENTS — 96.49%
(cost $133,248,847)		$166,863,113

Percentages are stated as a percent of net assets.
* —	Non-income producing security.
^ —	This security or a portion of this security was out on loan at June 30, 2020. Total loaned securities had a market value of $3,153,410 at June 30, 2020. The remaining contractual maturities of all of the securities lending transactions were overnight and continuous. The total collateral for the loaned securities was cash in the amount of $3,197,607.
c —	Significant Investment — See note 2.
f —	Level 2 Investment — See note 8.
g —	Illiquid
CAD —	Canadian Dollars.
REIT —	Real Estate Investment Trust.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Consolidated Portfolio of Investments — June 30, 2020 (Unaudited) — (Continued)

COMMON STOCKS — 51.88%	Shares	Value
Accommodation — 0.11%
Civeo Corporation*	128,000	$78,912
Beverage and Tobacco Product Manufacturing — 0.02%
Crimson Wine Group Limited*	2,800	15,120
Data Processing, Hosting, and Related Services — 3.82%
IHS Markit Limited	400	30,200
MasterCard, Inc. — Class A	4,000	1,182,800
Visa, Inc. — Class A^	8,000	1,545,360
		2,758,360
Diversified Financials — 0.67%
Euronext NV	1,800	180,489
Sprott, Inc.	4,115	147,887
TMX Group Ltd.	1,600	158,197
		486,573
European Exchanges — 0.45%
Deutsche Boerse AG	1,800	325,690
Global Exchanges — 0.09%
Hellenic Exchanges SA Holding Clearing Settlement and Registry	800	2,849
London Stock Exchange Group plc	600	62,138
		64,987
Industrial Machinery Manufacturing — 0.01%
TerraVest Industries, Inc.	332	3,705
Insurance Carriers and Related Activities — 0.05%
Arthur J. Gallagher & Co.	400	38,996
Management of Companies and Enterprises — 2.16%
Associated Capital Group, Inc. — Class A	39,026	1,431,864
Clarke, Inc.*	1,000	3,867
Dundee Corporation — Class A*	2,000	1,983
Galaxy Digital Holdings Ltd.*	109,200	123,871
		1,561,585
Merchant Wholesalers, Durable Goods — 0.04%
A-Mark Precious Metals, Inc.*	1,600	30,480

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Consolidated Portfolio of Investments — June 30, 2020 (Unaudited) — (Continued)

	Shares	Value
Mining (except Oil and Gas) — 2.44%
Franco-Nevada Corporation	5,400	$754,056
Mesabi Trust	920	16,109
Wheaton Precious Metals Corporation	22,600	995,530
		1,765,695
Oil and Gas Extraction — 29.88%
Texas Pacific Land Trust[c]	36,328	21,603,898
Other Exchanges — 0.36%
ASX Ltd.	4,400	259,251
Other Financial Investment Activities — 0.24%
Brookfield Asset Management, Inc. — Class A	3,703	121,829
GAMCO Investors, Inc. — Class A	4,000	53,240
		175,069
Other Investment Pools and Funds — 2.69%
Partners Value Investments LP*[g]	43,516	1,346,252
Urbana Corporation	3,200	5,563
Urbana Corporation — Class A	356,004	592,641
		1,944,456
Professional, Scientific, and Technical Services — 0.02%
CACI International, Inc. — Class A*	48	10,410
Cookpad, Inc.*	2,000	5,835
		16,245
Real Estate — 2.95%
Dream Unlimited Corp. — Class A	272,800	1,800,448
The Howard Hughes Corporation*	6,400	332,480
		2,132,928
Securities and Commodity Exchanges — 1.76%
Cboe Global Markets, Inc.	7,806	728,143
NASDAQ, Inc.	1,800	215,046
NZX Limited	364,202	329,027
		1,272,216

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Consolidated Portfolio of Investments — June 30, 2020 (Unaudited) — (Continued)

	Shares	Value
Securities, Commodity Contracts, and Other Financial Investments
and Related Activities — 2.95%
CME Group, Inc.	5,891	$957,523
IntercontinentalExchange Group, Inc.	12,400	1,135,840
Japan Exchange Group, Inc. — ADR	3,600	41,544
		2,134,907
Support Activities for Water Transportation — 1.17%
Clarkson plc	30,400	845,658
TOTAL COMMON STOCKS
(cost $22,375,116)		37,514,731

UNIT INVESTMENT TRUST — 8.00%
Securities, Commodity Contracts, and Other Financial Investments
and Related Activities — 8.00%
Grayscale Bitcoin Trust*^c	601,874	5,781,000
TOTAL UNIT INVESTMENT TRUST
(cost $1,433,157)		5,781,000

EXCHANGE TRADED FUNDS — 0.01%
Securities, Commodity Contracts, and Other Financial Investments
and Related Activities — 0.01%
ProShares Short VIX Short-Term Futures ETF*	200	6,300
TOTAL EXCHANGE TRADED FUNDS
(cost $6,796)		6,300

PREFERRED STOCKS — 0.30%
Other Investment Pools and Funds — 0.30%
Partners Value Investments LP — Class A*[g]	11,832	219,011
TOTAL PREFERRED STOCKS
(cost $219,010)		219,011

	Principal
CONVERTIBLE BONDS — 0.00%	Amount
Department Stores — 0.00%
Sears Holdings Corporation, 8.000%, 12/15/2019*ef	$5,720	102
TOTAL CONVERTIBLE BONDS
(cost $5,720)		102

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Consolidated Portfolio of Investments — June 30, 2020 (Unaudited) — (Continued)

WARRANTS - 0.22%	Shares	Value
Other Investment Pools and Funds — 0.22%
Partners Value Investments LP*[g]
Expiration: 06/30/2026, Exercise Price: 32.45 CAD	43,516	$160,268
TOTAL WARRANTS
(cost $130,104)		160,268
TOTAL INVESTMENTS — 60.41%
(cost $24,169,903)		$43,681,412

Percentages are stated as a percent of net assets.
* —	Non-income producing security.
^ —	This security or a portion of this security was out on loan at June 30, 2020. Total loaned securities had a market value of $2,526,108 at June 30, 2020.The total collateral for the loaned securities was cash in the amount of $2,557,621.
c —	Significant Investment — See note 2.
e —	Default or other conditions exist and the security is not presently accruing income.
f —	Level 2 Investment — See note 8.
g —	Illiquid
ADR —	American Depositary Receipt.
CAD —	Canadian Dollars.
ETF —	Exchange Traded Fund.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Investments — June 30, 2020 (Unaudited) — (Continued)

EXCHANGE TRADED FUNDS — 41.58%	Shares	Value
Funds, Trusts, and Other Financial Vehicles — 41.58%
iShares 1-3 Year Credit Bond ETF	54,000	$2,954,340
PIMCO Enhanced Short Maturity Active ETF	4,700	477,943
SPDR Barclays Short Term Corporate Bond ETF#	24,000	752,160
Vanguard Short-Term Corporate Bond ETF	21,700	1,793,722
TOTAL EXCHANGE TRADED FUNDS
(cost $5,804,792)		5,978,165

SHORT-TERM INVESTMENTS — 16.71%
Money Market Funds — 16.71%
Fidelity Institutional Government Portfolio - Class I, 0.06%#b	2,401,797	2,401,797
TOTAL SHORT-TERM INVESTMENTS
(cost $2,401,797)		2,401,797
TOTAL INVESTMENTS — 58.29%
(cost $8,206,589)		$8,379,962

Percentages are stated as a percent of net assets.
# —	All or a portion of the securities have been committed as collateral for written option contracts, totaling $3,153,957.
b —	The rate quoted is the annualized seven-day yield as of June 30, 2020.
ETF —	Exchange Traded Fund.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Income Portfolio
Portfolio of Investments — June 30, 2020 (Unaudited) — (Continued)

	Principal
CONVERTIBLE BONDS — 1.77%	Amount	Value
Pipeline Transportation of Natural Gas — 1.77%
Cheniere Energy, Inc., 4.250%, 03/15/2045[f]	$800,000	$517,869
TOTAL CONVERTIBLE BONDS
(cost $666,500)		517,869

CORPORATE BONDS — 71.91%
Advertising, Public Relations, and Related Services — 1.72%
Lamar Media Corp., 5.000%, 05/01/2023[f]	500,000	504,057
Broadcasting (except Internet) — 4.33%
Cablevision Systems Corporation, 5.875%, 09/15/2022[f]	200,000	209,445
Sirius XM Radio, Inc., 4.625%, 05/15/2023◾[f]	1,050,000	1,058,510
		1,267,955
Chemical Manufacturing — 13.09%
Ashland, Inc., 4.750%, 08/15/2022cf	3,000,000	3,170,625
The Chemours Company[f]
6.625%, 05/15/2023	474,000	456,275
7.000%, 05/15/2025^	214,000	204,783
		3,831,683
Construction of Buildings — 9.15%
Brookfield Residential Properties, 6.375%, 05/15/2025◾[f]	651,000	646,863
Lennar Corporation, 4.750%, 11/15/2022cf	1,960,000	2,032,961
		2,679,824
Deep Sea, Coastal, and Great Lakes Water Transportation — 7.11%
Stolt-Nielsen Limited, 6.375%, 09/21/2022cf	2,000,000	2,080,034
Fabricated Metal Product Manufacturing — 0.84%
Ball Corporation, 5.250%, 07/01/2025[f]	224,000	245,584
Food Manufacturing — 6.83%
Lamb Weston Holdings, Inc.[f]
4.625%, 11/01/2024◾	1,000,000	1,040,105
4.875%, 11/01/2026◾	925,000	959,516
		1,999,621
Motor Vehicle and Parts Dealers — 12.17%
Penske Automotive Group, Inc., 5.750%, 10/01/2022cf	3,550,000	3,561,058

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Income Portfolio
Portfolio of Investments — June 30, 2020 (Unaudited) — (Continued)

	Principal
	Amount	Value
Oil and Gas Extraction — 5.10%
Continental Resources, Inc., 5.000%, 09/15/2022[f]	$328,000	$322,711
Murphy Oil Corp., 4.450%, 12/01/2022[f]	1,208,000	1,169,483
		1,492,194
Real Estate — 5.26%
The Howard Hughes Corporation, 5.375%, 03/15/2025◾cf	1,650,000	1,540,630
Support Activities for Mining — 0.23%
Valaris Plc, 4.875%, 06/01/2022[f]	600,000	68,109
Telecommunications — 6.08%
CenturyLink, Inc., 5.800%, 03/15/2022[f]	500,000	514,862
Crown Castle International Corp., 4.875%, 04/15/2022[f]	700,000	748,123
Hughes Satellite Systems Corp., 7.625%, 06/15/2021[f]	500,000	516,138
		1,779,123
TOTAL CORPORATE BONDS
(cost $21,176,801)		21,049,872

MUNICIPAL BONDS — 0.57%
Support Activities for Air Transportation — 0.57%
Branson Missouri Regional Airport Transportation Development District,
5.000%, 04/01/2043+ef	1,098,886	166,229
TOTAL MUNICIPAL BONDS
(cost $2,261,479)		166,229

CLOSED-END FUNDS — 8.76%	Shares
Funds, Trusts, and Other Financial Vehicles — 8.76%
DoubleLine Opportunistic Credit Fund	50,900	964,555
PIMCO Dynamic Income Fund[c]	64,800	1,601,856
TOTAL CLOSED-END FUNDS
(cost $3,331,810)		2,566,411
TOTAL INVESTMENTS — 83.01%
(cost $27,436,590)		$24,300,381

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Income Portfolio
Portfolio of Investments — June 30, 2020 (Unaudited) — (Continued)

Percentages are stated as a percent of net assets.
◾ —	The percentage of net assets comprised of 144a securities was 17.92%.
^ —	This security or a portion of this security was out on loan at June 30, 2020. Total loaned securities had a market value of $206,498 at June 30, 2020. The remaining contractual maturities of all of the securities lending transactions were overnight and continuous. The total collateral for the loaned securities was cash in the amount of $209,720.
+ —	Security is considered illiquid and was fair valued. The aggregate value of such securities is $166,299 or 0.57% of net assets.
c —	Significant Investment — See note 2.
e —	Default or other conditions exist and the security is not presently accruing income.
f —	Level 3 Investment — See note 8.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Assets & Liabilities
June 30, 2020 (Unaudited)

	The Internet	The Global
	Portfolio	Portfolio
	(Consolidated)	(Consolidated)
ASSETS:
Investments, at value(1)(2)	$83,741,126	$7,438,151
Cash	28,419,515	7,136,348
Cash proceeds from securities lending	10,132,600	121,145
Receivable for contributed capital	7,555	15,096
Dividends and interest receivable	3,245	14,378
Prepaid expenses and other assets	33,042	1,320
Total Assets	122,337,083	14,726,438
LIABILITIES:
Payable to Adviser	118,858	14,861
Payable to Trustees	3,387	433
Payable to Chief Compliance Officer	183	21
Payable for collateral received for securities loaned	10,132,600	121,145
Payable for withdrawn capital	62,122	—
Accrued expenses and other liabilities	44,530	23,381
Total Liabilities	10,361,680	159,841
Net Assets	$111,975,403	$14,566,597
(1) Cost of investments	$57,649,026	$4,913,076
(2) Includes loaned securities with a market value of	$10,115,973	$119,375

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Assets & Liabilities — (Continued)
June 30, 2020 (Unaudited)

	The Paradigm
	Portfolio	The Medical
	(Consolidated)	Portfolio
ASSETS:
Investments, at value(1)(2)	$467,121,374	$16,942,103
Cash	125,377,598	2,312,054
Cash proceeds from securities lending	22,265,453	445,500
Receivable for contributed capital	726,133	51
Receivable for investments sold	297,680	—
Dividends and interest receivable	75,314	55,876
Prepaid expenses and other assets	146,313	572
Total Assets	616,009,865	19,756,156
LIABILITIES:
Payable to Adviser	630,222	19,628
Payable to Trustees	18,766	551
Payable to Chief Compliance Officer	1,287	19
Payable for securities purchased	22,554	—
Payable for collateral received for securities loaned	22,265,453	445,500
Payable for withdrawn capital	1,570,509	67
Accrued expenses and other liabilities	160,891	20,064
Total Liabilities	24,669,682	485,829
Net Assets	$591,340,183	$19,270,327
(1) Cost of investments	$249,028,499	$10,606,023
(2) Includes loaned securities with a market value of	$21,897,633	$442,372

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Assets & Liabilities — (Continued)
June 30, 2020 (Unaudited)

	The Small Cap	The Market
	Opportunities	Opportunities
	Portfolio	Portfolio
	(Consolidated)	(Consolidated)
ASSETS:
Investments, at value(1)(2)	$166,863,113	$43,681,412
Cash	6,209,872	28,734,717
Cash proceeds from securities lending	3,197,607	2,557,621
Receivable for contributed capital	2,564	1,653
Receivable for investments sold	19,072	5,092
Dividends and interest receivable	236,719	4,260
Prepaid expenses and other assets	26,688	9,848
Total Assets	176,555,635	74,994,603
LIABILITIES:
Payable to Adviser	186,343	76,884
Payable to Trustees	5,683	2,259
Payable to Chief Compliance Officer	432	143
Payable for collateral received for securities loaned	3,197,607	2,557,621
Payable for withdrawn capital	168,510	16,890
Accrued expenses and other liabilities	65,174	38,024
Total Liabilities	3,623,749	2,691,821
Net Assets	$172,931,886	$72,302,782
(1) Cost of investments	$133,248,847	$24,169,903
(2) Includes loaned securities with a market value of	$3,153,410	$2,526,108

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Assets & Liabilities — (Continued)
June 30, 2020 (Unaudited)

		The Multi-
	The Alternative	Disciplinary
	Income	Income
	Portfolio	Portfolio
ASSETS:
Investments, at value(1)(2)	$8,379,962	$24,300,381
Cash	6,035,778	4,742,317
Cash proceeds from securities lending	—	209,720
Receivable for contributed capital	383	787
Dividends and interest receivable	653	292,946
Prepaid expenses and other assets	499	1,144
Total Assets	14,417,275	29,547,295
LIABILITIES:
Payable to Adviser	10,712	30,350
Payable to Trustees	472	968
Payable to Chief Compliance Officer	34	64
Payable for collateral received for securities loaned	—	209,720
Payable for withdrawn capital	10,983	8,090
Accrued expenses and other liabilities	19,627	25,339
Total Liabilities	41,828	274,531
Net Assets	$14,375,447	$29,272,764
(1) Cost of investments	$8,206,589	$27,436,590
(2) Includes loaned securities with a market value of	$—	$206,498

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Operations
For the Six Months Ended June 30, 2020 (Unaudited)

	The Internet	The Global
	Portfolio	Portfolio
	(Consolidated)	(Consolidated)
INVESTMENT INCOME:
Dividends†	$426,231	$48,696
Interest	132,540	28,096
Income from securities lending	139,591	3,685
Total investment income	698,362	80,477
EXPENSES:
Investment advisory fees	703,133	88,009
Administration fees	27,815	9,944
Professional fees	18,345	9,891
Fund accounting fees	10,469	1,834
Trustees’ fees	6,767	856
Chief Compliance Officer fees	1,277	163
Custodian fees and expenses	5,708	4,655
Registration fees	367	317
Other expenses	2,355	270
Total expenses	776,236	115,399
Net investment loss	(77,874)	(35,462)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on:
Investments and foreign currency	75,823	12,938
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	1,299,775	(623,646)
Net realized and unrealized gain (loss) on investments	1,375,598	(610,708)
Net increase (decrease) in net assets resulting from operations	$1,297,724	$(646,170)
† Net of foreign taxes withheld of:	$468	$13,119

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Operations — (Continued)
For the Six Months Ended June 30, 2020 (Unaudited)

	The Paradigm
	Portfolio	The Medical
	(Consolidated)	Portfolio
INVESTMENT INCOME:
Dividends†	$6,739,733	$248,219
Interest	546,993	1,407
Income from securities lending	588,630	598
Total investment income	7,875,356	250,224
EXPENSES:
Investment advisory fees	4,078,918	106,791
Administration fees	132,927	9,867
Professional fees	55,591	5,511
Fund accounting fees	61,491	1,935
Trustees’ fees	40,278	1,034
Chief Compliance Officer fees	7,628	184
Custodian fees and expenses	19,927	—
Registration fees	538	35
Other expenses	15,495	327
Total expenses	4,412,793	125,684
Net investment income	3,462,563	124,540
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on:
Investments and foreign currency	10,534,889	130,234
Net change in unrealized depreciation of:
Investments and foreign currency	(156,923,522)	(91,146)
Net realized and unrealized gain (loss) on investments	(146,388,633)	39,088
Net increase (decrease) in net assets resulting from operations	$(142,926,070)	$163,628
† Net of foreign taxes withheld of:	$59,001	$11,217

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Operations — (Continued)
For the Six Months Ended June 30, 2020 (Unaudited)

	The Small Cap	The Market
	Opportunities	Opportunities
	Portfolio	Portfolio
	(Consolidated)	(Consolidated)
INVESTMENT INCOME:
Dividends†	$2,340,206	$670,360
Interest	115,879	134,956
Income from securities lending	91,146	30,534
Total investment income	2,547,231	835,850
EXPENSES:
Investment advisory fees	1,266,248	477,984
Administration fees	46,970	21,716
Professional fees	22,304	15,969
Fund accounting fees	19,512	7,662
Trustees’ fees	12,365	4,689
Chief Compliance Officer fees	2,312	897
Custodian fees and expenses	7,520	6,897
Registration fees	168	345
Other expenses	5,412	1,653
Total expenses	1,382,811	537,812
Net investment income	1,164,420	298,038
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on:
Investments and foreign currency	(779,682)	(206,127)
Net change in unrealized depreciation of:
Investments and foreign currency	(52,359,215)	(8,022,061)
Net realized and unrealized loss on investments	(53,138,897)	(8,228,188)
Net decrease in net assets resulting from operations	$(51,974,477)	$(7,930,150)
† Net of foreign taxes withheld of:	$52,907	$9,769

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Operations — (Continued)
For the Six Months Ended June 30, 2020 (Unaudited)

		The Multi-
	The Alternative	Disciplinary
	Income	Income
	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends	$63,336	$119,324
Interest	41,238	654,776
Income from securities lending	—	35,573
Total investment income	104,574	809,673
EXPENSES:
Investment advisory fees	70,415	200,204
Administration fees	9,435	13,147
Professional fees	5,351	6,551
Fund accounting fees	1,494	5,298
Trustees’ fees	965	1,982
Chief Compliance Officer fees	184	382
Custodian fees and expenses	—	5,905
Registration fees	36	40
Other expenses	356	715
Total expenses	88,236	234,224
Net investment income	16,338	575,449
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments and foreign currency	—	(914,850)
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	106,161	(1,488,094)
Net realized and unrealized gain (loss) on investments	106,161	(2,402,944)
Net increase (decrease) in net assets resulting from operations	$122,499	$(1,827,495)

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets

	The Internet Portfolio		The Global Portfolio
	(Consolidated)		(Consolidated)
	For the	For the	For the	For the
	Period Ended	Year Ended	Period Ended	Year Ended
	June 30, 2020	December 31,	June 30, 2020	December 31,
	(Unaudited)	2019	(Unaudited)	2019
OPERATIONS:
Net investment loss	$(77,874)	$(360,950)	$(35,462)	$(23,766)
Net realized gain (loss) on sale of
investments and foreign currency	75,823	(1,224,519)	12,938	(70,372)
Net change in unrealized appreciation
(depreciation) of investments and
foreign currency	1,299,775	29,309,130	(623,646)	2,330,656
Net increase (decrease) in net assets
resulting from operations	1,297,724	27,723,661	(646,170)	2,236,518
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM
BENEFICIAL INTEREST
TRANSACTIONS:
Contributions	258,703	2,215,210	1,605,505	2,427,025
Withdrawals	(8,267,050)	(17,147,438)	(811,094)	(1,217,183)
Net increase (decrease) in net assets
resulting from capital
share transactions	(8,008,347)	(14,932,228)	794,411	1,209,842
Total increase (decrease) in
net assets	(6,710,623)	12,791,433	148,241	3,446,360
NET ASSETS:
Beginning of period	118,686,026	105,894,593	14,418,356	10,971,996
End of period	$111,975,403	$118,686,026	$14,566,597	$14,418,356

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets — (Continued)

	The Paradigm Portfolio
	(Consolidated)		The Medical Portfolio
	For the	For the	For the	For the
	Period Ended	Year Ended	Period Ended	Year Ended
	June 30, 2020	December 31,	June 30, 2020	December 31,
	(Unaudited)	2019	(Unaudited)	2019
OPERATIONS:
Net investment income (loss)	$3,462,563	$(3,349,558)	$124,540	$200,178
Net realized gain on sale of
investments and foreign currency	10,534,889	10,032,976	130,234	72,224
Net change in unrealized appreciation
(depreciation) of investments and
foreign currency	(156,923,522)	193,278,590	(91,146)	2,145,624
Net increase (decrease) in net assets
resulting from operations	(142,926,070)	199,962,008	163,628	2,418,026
NET INCREASE (DECREASE) IN
NET ASSETS RESULTING FROM
BENEFICIAL INTEREST TRANSACTIONS:
Contributions	1,944,758	14,773,055	3,161,677	171,014
Withdrawals	(67,178,608)	(73,514,626)	(838,624)	(2,275,086)
Net increase (decrease) in net assets
resulting from beneficial interest
transactions	(65,233,850)	(58,741,571)	2,323,053	(2,104,072)
Total increase (decrease) in net assets	(208,159,920)	141,220,437	2,486,681	313,954
NET ASSETS:
Beginning of period	799,500,103	658,279,666	16,783,646	16,469,692
End of period	$591,340,183	$799,500,103	$19,270,327	$16,783,646

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets — (Continued)

	The Small Cap		The Market
	Opportunities Portfolio		Opportunities Portfolio
	(Consolidated)		(Consolidated)
	For the	For the	For the	For the
	Period Ended	Year Ended	Period Ended	Year Ended
	June 30, 2020	December 31,	June 30, 2020	December 31,
	(Unaudited)	2019	(Unaudited)	2019
OPERATIONS:
Net investment gain (loss)	$1,164,420	$(572,655)	$298,038	$(3,022)
Net realized loss on sale of
investments and foreign currency	(779,682)	(1,522,717)	(206,127)	(64,771)
Net change in unrealized appreciation
(depreciation) of investments and
foreign currency	(52,359,215)	62,303,135	(8,022,061)	16,281,763
Net increase (decrease) in net assets
resulting from operations	(51,974,477)	60,207,763	(7,930,150)	16,213,970
NET DECREASE IN NET ASSETS
RESULTING FROM BENEFICIAL
INTEREST TRANSACTIONS:
Contributions	—	83,789,647	1,958,233	5,055,082
Withdrawals	(44,864,395)	(97,620,267)	(8,204,692)	(7,728,189)
Net decrease in net assets resulting
from beneficial interest
transactions	(44,864,395)	(13,830,620)	(6,246,459)	(2,673,107)
Total increase (decrease) in net assets	(96,838,872)	46,377,143	(14,176,609)	13,540,863
NET ASSETS:
Beginning of period	269,770,758	223,393,615	86,479,391	72,938,528
End of period	$172,931,886	$269,770,758	$72,302,782	$86,479,391

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets — (Continued)

	The Alternative		The Multi-Disciplinary
	Income Portfolio		Income Portfolio
	For the	For the	For the	For the
	Period Ended	Year Ended	Period Ended	Year Ended
	June 30, 2020	December 31,	June 30, 2020	December 31,
	(Unaudited)	2019	(Unaudited)	2019
OPERATIONS:
Net investment income	$16,338	$225,479	$575,449	$1,529,197
Net realized gain (loss) on sale of
investments, foreign currency,
written options and distributions
received from other investment
companies	—	31,547	(914,850)	(15,242)
Net change in unrealized appreciation
(depreciation) of investments, foreign
currency and written options	106,161	167,086	(1,488,094)	1,769,197
Net increase (decrease) in net assets
resulting from operations	122,499	424,112	(1,827,495)	3,283,152
NET DECREASE IN NET ASSETS
RESULTING FROM BENEFICIAL
INTEREST TRANSACTIONS:
Contributions	7,181,849	1,542,929	1,757,460	1,410,845
Withdrawals	(9,470,108)	(4,557,926)	(5,861,511)	(6,906,144)
Net decrease in net assets resulting
from beneficial interest
transactions	(2,288,259)	(3,014,997)	(4,104,051)	(5,495,299)
Total decrease in net assets	(2,165,760)	(2,590,885)	(5,931,546)	(2,212,147)
NET ASSETS:
Beginning of period	16,541,207	19,132,092	35,204,310	37,416,457
End of period	$14,375,447	$16,541,207	$29,272,764	$35,204,310

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements
June 30, 2020 (Unaudited)

1. Organization
The Kinetics Portfolios Trust (the “Trust”) was organized as a Delaware Statutory Trust on March 14, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its beneficial interests in series, each series representing a distinct portfolio with its own investment objective and policies. The series currently authorized are: The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, The Market Opportunities Portfolio, The Alternative Income Portfolio and The Multi-Disciplinary Income Portfolio (collectively, the “Master Portfolios”).
Pursuant to the 1940 Act, the Master Portfolios, are “non-diversified” series of the Trust, except The Global Portfolio, The Alternative Income Portfolio and The Multi-Disciplinary Income Portfolio. The Market Opportunities Portfolio commenced operations on January 31, 2006, The Alternative Income Portfolio commenced operations on June 29, 2007 and The Multi-Disciplinary Income Portfolio commenced operations on February 11, 2008. Each of the remaining Master Portfolios commenced operations on April 28, 2000.
Each Master Portfolio is a Master Investment Portfolio in a master-feeder fund structure. Each Master Portfolio has multiple feeder funds invested in the Master Portfolio. By contributing assets to the Master Portfolio, the feeder funds receive a beneficial interest in the Master Portfolio. The Master Portfolio then invests the contributed assets in portfolio securities and allocates income, gains (losses) and expenses to the feeder funds based on the feeder funds’ proportionate interests in the Master Portfolio.
Each of the Master Portfolios, except for The Alternative Income Portfolio and The Multi-Disciplinary Income Portfolio, seeks to provide investors with long-term capital growth. The Alternative Income Portfolio seeks to provide current income and gains. The Multi-Disciplinary Income Portfolio seeks to provide investors with total return. The Internet Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in the Internet and Internet-related activities. The Global Portfolio generally invests in the equity securities of foreign companies that have the ability to facilitate an increase in the growth of their traditional business lines and in U.S. companies benefiting from international economic growth. The Paradigm Portfolio invests primarily in the equity securities of U.S. and foreign companies that the investment adviser

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2020 (Unaudited)

believes are undervalued and that have high returns on equity and are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues. The Medical Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in medical research, pharmaceutical treatments and related medical technology industries and related technology industries, generally, with a focus on companies engaged in cancer research and drug development. The Small Cap Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign small capitalized companies that provide attractive valuation opportunities due to special situations such as lack of institutional ownership, lack of significant analyst coverage or companies with sound fundamentals that have experienced a short-term earnings shortfall. The Market Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in capital markets or related to capital markets, as well as companies involved in the gaming industry. The Alternative Income and Multi-Disciplinary Income Portfolios utilize a two-part investment strategy, which includes fixed income and derivatives components. The Internet Portfolio, Global Portfolio, Paradigm Portfolio, Small Cap Opportunities Portfolio and Market Opportunities Portfolio utilize wholly-owned subsidiaries to achieve their investment objectives. Please see Note 2 for further details.
2. Significant Accounting Policies
Security Valuation
Master Portfolios equity securities that are listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted equity securities and listed equity securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2020 (Unaudited)

and are freely transferable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.
Composite option pricing calculates the mean of the highest bid price and lowest asked price across the exchanges where the option is traded. If a composite option price is not available, then a quote provided by one of the authorized pricing vendors will be used. If neither a composite price nor a quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange-traded options for which over-the-counter quotations are not readily available are valued at the mean between the last bid and asked quotations. Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset value (“NAV”).
Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios. In determining the fair value of a security, the Board of Trustees shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vii) the liquidity or

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2020 (Unaudited)

illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets. At June 30, 2020, 0.58%, 2.39%, 0.01%, 4.38% and 0.57% of the net assets of The Global Portfolio, The Market Opportunities Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio and The Multi-Disciplinary Income Portfolio, respectively, were fair valued securities. The other Master Portfolios did not hold any fair valued securities at June 30, 2020.
Bitcoin
The Master Portfolios may invest in Grayscale Bitcoin Trust, a Delaware statutory trust (“Bitcoin Trust”) that invests in bitcoins. From time to time, the Bitcoin Trust issues creation units in exchange for bitcoins and distributes bitcoins in exchange for redemption units. The performance of the Bitcoin Trust is intended to reflect changes in the value of the Trust’s bitcoin investments. At June 30, 2020, 18.4%, 10.3%, 3.2%, 1.7% and 8.0% of the net assets of The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio and The Market Opportunities Portfolio, respectively, were invested in the Bitcoin Trust. Investments in bitcoins produce non qualifying income under Subchapter M of the Internal Revenue Code.
Bitcoin is a decentralized digital currency that enables instant transfers to anyone, anywhere in the world. Managing transactions in bitcoins occurs via an open source, cryptographic protocol central authority. The Bitcoin Network is an online, end-user-to-end-user network that hosts the public transaction ledger, known as the Blockchain, and the source code that comprises the basis for the cryptographic and algorithmic protocols governing the Bitcoin Network. No single entity owns or operates the Bitcoin Network, the infrastructure of which is collectively maintained by a decentralized user base. Since the Bitcoin Network is decentralized, it does not rely on either governmental authorities or financial institutions to create, transmit or determine the value of bitcoins. Rather, the value of bitcoins is determined by the supply of and demand for bitcoins in the global bitcoin exchange market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of the Bitcoin Trust. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect a Master Portfolio’s direct or indirect investment in the Bitcoin Trust. Bitcoin transactions are irrevocable, and stolen

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2020 (Unaudited)

or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of a Master Portfolio’s direct or indirect investment in the Bitcoin Trust. Shares of the Bitcoin Trust may trade at a premium or discount to the net asset value of the Bitcoin Trust. The price of bitcoins is set in transfers by mutual agreement or barter as well as the number of merchants that accept bitcoins. Because bitcoins are digital files that can be transferred without the involvement of intermediaries or third parties, there are little or no transaction costs in direct end-user-to-end-user transactions. Bitcoins can be used to pay for goods and services or can be converted to fiat currencies, such as the U.S. dollar, at rates determined by the Bitcoin Exchanges. Additionally, third party service providers such as Bitcoin Exchanges are also used for transfers but they may charge significant fees for processing transactions.
As bitcoins have grown in popularity, the U.S. Congress and a number of federal and state agencies (including the Financial Crimes Enforcement Network (FinCEN), the U.S. Securities and Exchange Commission, the Commodity Futures Trading Commission, the Financial Industry Regulatory Authority, the Consumer Financial Protection Bureau, the Department of Justice, the Department of Homeland Security, the Federal Bureau of Investigation, the IRS, and state financial institution regulators) have begun to examine the operations of the network that facilitates bitcoins, bitcoin users and the Bitcoin Exchanges, with particular focus on (1) the extent to which bitcoins can be used to launder the proceeds of illegal activities or fund criminal or terrorist enterprises, (2) the safety and soundness of the Bitcoin Exchange or other service-providers that hold bitcoins for users and (3) other risks to investors and consumers who hold and use bitcoins. Ongoing and future regulatory actions may alter, perhaps to a materially adverse extent, the value of a Master Portfolio’s and its Subsidiary’s investment in the Bitcoin Trust or the ability of the Bitcoin Trust to continue to operate.
Consolidation of Subsidiaries
The consolidated financial statements include the accounts of Cayman, Ltd., Cayman wholly-owned Controlled Foreign Corporations (“CFCs”) and the accounts of Delaware Corporations (the “Cayman” or “Delaware”, respectively, or “Subsidiaries” for both). The respective Master Portfolios hold a CFC: Internet Portfolio, Global Portfolio, Paradigm Portfolio, Small Cap Opportunities Portfolio and Market Opportunities Portfolio. The respective Master Portfolios hold a Delaware subsidiary: Internet Portfolio, Global Portfolio, and Market

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2020 (Unaudited)

Opportunities Portfolio. Each Master Portfolio can invest up to 25% of its total assets in the Subsidiaries. The Subsidiaries act as an investment vehicle in order to invest in commodity-linked and bitcoin-linked instruments consistent with the Portfolio’s investment objectives and policies. By investing in its Subsidiaries, a Master Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The investments held by a Subsidiary are generally similar to those that are permitted to be held by the Master Portfolio and are subject to the same risks that apply to similar investments if held directly by the Master Portfolio. Each Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, each Master Portfolio wholly-owns and controls its Subsidiaries, making it unlikely that the Subsidiaries will take action contrary to the interests of the Master Portfolio. Each Subsidiary will be subject to the same investment restrictions and limitations and follow the same compliance policies and procedures as its Master Portfolio.
The Cayman Subsidiary is an exempted Cayman investment company and is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, each Cayman Subsidiary is a CFC not subject to U.S. income taxes. As a wholly-owned CFC, however, each Cayman Subsidiary’s net income and capital gain will be included each year in the respective Portfolio’s investment company taxable income.
As of June 30, 2020, the respective Cayman Subsidiary’s market value and percent of the respective Portfolio’s net assets were:

Internet Portfolio	$9,915,425	8.86%
Global Portfolio	$613,734	4.21%
Paradigm Portfolio	$26,353,088	4.46%
Small Cap Opportunities Portfolio	$6,815,358	3.94%
Market Opportunities Portfolio	$2,348,394	3.25%

The Delaware Subsidiary is organized under Delaware law. Any net gains that the Delaware Subsidiary recognizes on future sales of the contributed Bitcoin Trust shares will be subject to federal and state corporate income tax, but the dividends that the Delaware Subsidiary pays to its respective Master Portfolio (i.e., those gains, net of the tax paid and any other expenses of the Delaware Subsidiary) will be eligible to be treated as “qualified dividend income” under the Internal Revenue Code.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2020 (Unaudited)

As of June 30, 2020, the respective Delaware Subsidiary’s net assets and percent of the respective Portfolio’s net assets were:

Internet Portfolio	$3,637	0.00%
Global Portfolio	$3,624	0.02%
Market Opportunities Portfolio	$3,674	0.01%

Repurchase Agreements
Each Master Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Master Portfolio receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 102% of the amount invested by the Master Portfolio in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Master Portfolio may be delayed or limited.
Written Options
The Master Portfolios may write (sell) call or put options for trading or hedging purposes. When a Master Portfolio writes an option, an amount equal to the premium received by the Master Portfolio is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing the option, the Master Portfolio may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. When an option expires on its stipulated expiration date or the Master Portfolio enters into a closing purchase transaction, the Master Portfolio realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Master Portfolio realizes a gain or loss from the sale of the security (or closing of the short sale). As collateral for uncovered written options, the Master Portfolio is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or unencumbered, liquid securities. This collateral is required to be adjusted daily to reflect the exercise price of the purchase obligation for

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2020 (Unaudited)

put options or the market value of the instrument underlying the contract for call options.
Foreign Currency Translations
The books and records of the Master Portfolios are maintained in U.S. dollars. For the Master Portfolios, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market values of investment securities and other assets and liabilities are translated at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Master Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.
Restricted and Illiquid Securities
The Master Portfolios may invest in restricted securities. These securities are valued by the Master Portfolios after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance. The Master Portfolios have no right to require registration of unregistered securities. The 144A securities have been deemed to be liquid by the Master Portfolios Adviser under the supervision of the Board of Trustees. At June 30, 2020, the following Master Portfolios held securities restricted to institutional investors (144A Securities):

		Percentage of
	Market Value	Net Assets
The Multi-Disciplinary Income Portfolio	$5,245,624	17.92%

An illiquid asset is any asset which may not be sold or disposed of in current market conditions within seven days without the sale or disposition

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2020 (Unaudited)

significantly changing the market value of the investment. At June 30, 2020, the following Master Portfolios held illiquid securities:

		Percentage of
	Market Value	Net Assets
The Global Portfolio	84,350	0.58%
The Market Opportunities Portfolio	1,725,531	2.39%
The Paradigm Portfolio	31,714	0.01%
The Small Cap Opportunities Portfolio	7,573,684	4.38%
The Multi-Disciplinary Income Portfolio	166,229	0.57%

When-Issued Securities
The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.
Securities Lending
Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker dealers or indirectly through repurchase agreements with respect to no more than 33 1 / 3 % of the total assets of each Master Portfolio (including any collateral posted) or 50% of the total assets of each Master Portfolio (excluding any collateral posted). Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios receive interest on the collateral received as well as a fee for the securities loaned.
Significant Investments
The Portfolios may invest a greater percentage of their assets in one or more individual securities at any time. The greater percentage of assets in individual securities (not including short-term investments or other funds) expose the Portfolios to the risk of unanticipated industry conditions, the risks particular to a single company or security, and the risk of potentially lower liquidity. At June 30, 2020, The Internet Portfolio, The Global Portfolio, The Paradigm

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2020 (Unaudited)

Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, The Market Opportunities Portfolio and The Multi-Disciplinary Income Portfolio invested approximately 45%, 28%, 41%, 53%, 64%, 38% and 48% of their respective net assets in individual securities greater than 5% of net assets.
Please see the respective Schedule of Investments for further details.
Holding a large concentration in a single security or issuer may expose the portfolios to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the portfolios’ performance. At June 30, 2020, The Paradigm Portfolio, The Small Cap Opportunities Portfolio and The Market Opportunities Portfolio holds 36%, 41% and 30% of their respective net assets in Texas Pacific Land Trust and because a large portion of its revenue is derived from oil and gas royalties, the performance of the portfolios could be adversely affected if the underlying markets for oil and gas were to decline, thereby having a more significant impact on the portfolios given the concentration in this holding.
Short-Term Investments
The Portfolios may invest in money market funds and short-term high quality debt securities such as commercial paper, repurchase agreements and certificates of deposit. Money market funds typically invest in short-term instruments and attempt to maintain a stable net asset value. While the risk is low, these funds may lose value.
Expense Allocation
Common expenses incurred by the Master Portfolios are allocated among the Master Portfolios (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Master Portfolios, depending on the nature of the expenditure. All expenses incurred by the Master Portfolios are allocated to the Feeder Funds daily based on their proportionate interests in the respective Master Portfolios.
Federal Income Taxes
Each Master Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in a Master Portfolio will be subject to taxation on its share of the Master Portfolio’s ordinary income and capital gains. It is intended that each Master Portfolio’s assets will be managed so an investor in

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2020 (Unaudited)

the Master Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.
There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. As of June 30, 2020, open tax years include the tax years ended December 31, 2016 through December 31, 2019. The Master Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.
Other
Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method. Other noncash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been incorporated in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.
3. Investment Adviser
The Trust has entered into Investment Advisory Agreements (the “Agreements”) with Horizon Kinetics Asset Management LLC (the “Adviser”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. The Adviser is a wholly-owned subsidiary of Horizon Kinetics LLC. Under the terms of the Agreements, the Master Portfolios, except the Alternative Income Portfolio, compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio’s average daily net assets. The Alternative Income Portfolio compensates the Adviser for its management services at the annual rate of 0.90% of the Master Portfolio’s average daily net assets.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2020 (Unaudited)

For the six-month period ended June 30, 2020, Master Portfolios incurred the following expenses pursuant to the Agreements:

Investment Advisory Fees
The Internet Portfolio	$703,133
The Global Portfolio	88,009
The Paradigm Portfolio	4,078,918
The Medical Portfolio	106,791
The Small Cap Opportunities Portfolio	1,266,248
The Market Opportunities Portfolio	477,984
The Alternative Income Portfolio	70,415
The Multi-Disciplinary Income Portfolio	200,204

For the six-month period ended June 30, 2020, the Trust was allocated approximately $13,000 for the services of the Chief Compliance Officer employed by the Adviser.
4. Approval of Investment Advisory Contract by Trustees of Kinetics Portfolios Trust (Unaudited)
At a meeting of the Board of Trustees of the Trust held on March 6, 2020, the Board, including a majority of the Trustees who are not interested persons under the 1940 Act (the “Independent Trustees”), approved the Advisory Agreements with respect to each Master Portfolio. In reaching a decision to approve the Advisory Agreements (the “Agreements”), the Board of Trustees, including a majority of the Independent Trustees, considered, among; (1) the nature, extent and quality of the services provided by the Adviser including, but not limited to, a review of the complexity of the services provided and whether the services are provided in a satisfactory and efficient manner; (2) the experience and qualifications of the personnel providing such services; (3) the investment performance of the Master Portfolios over time, along with that of the Adviser as compared with industry competitors; (4) an evaluation of the fee structure, any fee waivers, and the Master Portfolios’ expense ratios, and a comparison of them in relation to those of other investment companies having comparable investment policies and limitations; (6) possible alternative fee structures or bases for determining fees; (7) the extent to which economies of scale would be realized as the Master Portfolios grows and whether fee levels reflect these economies of scale for the benefit of the Fund’s investors; (8) the direct and indirect costs of the services to be provided (and the basis of determining and allocating these costs) and profits to be realized by the Adviser and its affiliates from their relationship with the Master Portfolios; (9) other

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2020 (Unaudited)

compensation or possible benefits to the Adviser and its affiliates arising from their advisory and other relationships with the Master Portfolios, including, if applicable, any benefits derived or to be derived by the Adviser from its relationship with the Master Portfolios such as soft dollar arrangements by which brokers provide research to the Master Portfolios or the Adviser in return for allocating the Master Portfolios’ brokerage; (10) the entrepreneurial risks borne by the Adviser, if any (e.g., because a fund is in a start-up mode or for other reasons, its revenues may be less or its expenses greater than anticipated); (11) a comparison of the fees charged by the Adviser with fees charged by the Adviser to similar clients; and (12) the policies and procedures that are in place to address, among other things, informational and cyber-related security.
The Board of Trustees, including a majority of the Independent Trustees, concluded that: they were satisfied with the quality of services provided by the Adviser in advising the Master Portfolios, the profits earned by the Adviser would be reasonable in light of the nature, extent and quality of the services provided to each Master Portfolio; and that each Master Portfolio was not large enough to attain significant economies of scale. Based on the factors considered, the Board of Trustees, including a majority of the Independent Trustees, concluded that it was appropriate to approve the Agreements.
5. Securities Transactions
Purchases and sales of investment securities, other than short-term investments and short-term options, for the six-month period ended June 30, 2020, were as follows:

	Purchases		Sales
	U.S.		U.S.
	Government	Other	Government	Other
The Internet Portfolio	$—	$—	$—	$131,789
The Global Portfolio	—	693,665	—	22,005
The Paradigm Portfolio	—	2,002,686	—	40,700,254
The Medical Portfolio	—	1,162,746	—	742,754
The Small Cap Opportunities
Portfolio	—	636,147	—	4,408,375
The Market Opportunities
Portfolio	—	1,607,300	—	853,220
The Alternative Income Portfolio	—	—	—	—
The Multi-Disciplinary
Income Portfolio	—	4,034	—	3,761,368

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2020 (Unaudited)

As of December 31, 2019, the cost of investments and unrealized appreciation (depreciation) on investment securities for federal income tax purposes was as follows:

	Internet	Global	Paradigm	Medical
Tax Cost of Investments	$57,636,497	$4,272,772	$283,026,517	$10,129,471
Unrealized Appreciation	26,772,318	3,732,313	392,855,096	7,444,778
Unrealized Depreciation	(1,911,461)	(606,965)	(22,211,170)	(1,081,924)
Net Unrealized Appreciation	$24,860,857	$3,125,348	$370,643,926	$6,362,854

				Multi-
	Small Cap	Market	Alternative	Disciplinary
	Opportunities	Opportunities	Income	Income
Tax Cost of Investments	$146,244,517	$24,219,461	$8,188,253	$31,424,054
Unrealized Appreciation	117,857,723	29,695,243	67,260	1,525,192
Unrealized Depreciation	(39,214,352)	(2,750,816)	(48)	(2,490,173)
Net Unrealized Appreciation
(Depreciation)	$78,643,371	$26,944,427	$67,212	$(964,981)

6. Portfolio Securities Loaned
As of June 30, 2020, the Master Portfolios had loaned securities that were collateralized by cash. The majority of the cash collateral is invested by the custodian in a money market pooled account approved by the Adviser. Although risk is mitigated by the collateral, a Master Portfolio could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The Master Portfolio receives interest on the collateral received as well as a fee for the securities loaned. The Master Portfolios will continue to receive dividends and interest on all securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be accounted for by the Master Portfolios. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. As the securities loans are subject to termination by the Funds or the borrower at any time, the remaining maturities of the outstanding securities lending transactions are considered to be overnight

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2020 (Unaudited)

and continuous. The value of the securities on loan and the value of the related cash collateral at June 30, 2020, were as follows:

			% Total
	Securities	Collateral	Asset
The Internet Portfolio	$10,115,973	$10,132,600	8%
The Global Portfolio	119,375	121,145	1%
The Paradigm Portfolio	21,897,633	22,265,453	4%
The Medical Portfolio	442,372	445,500	2%
The Small Cap Opportunities Portfolio	3,153,410	3,197,607	2%
The Market Opportunities Portfolio	2,526,108	2,557,621	3%
The Alternative Income Portfolio	—	—	—%
The Multi-Disciplinary Income Portfolio	206,498	209,720	1%

7. Selected Financial Highlights
Financial highlights for the Master Portfolios were as follows:

	The Internet Portfolio
	For the	For the	For the	For the	For the	For the
	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2020	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2019	2018	2017	2016	2015
Total Return	1.60%(2)	26.92%	(26.86)%	57.90%	3.09%	(4.95)%
Ratio of expenses
to average
net assets:	1.38%(1)	1.37%	1.38%	1.37%	1.37%	1.35%
Ratio of net investment
income (loss)
to average
net assets:	(0.14)%(1)	(0.29)%	(0.60)%	1.27%	(1.18)%	(1.05)%
Portfolio turnover
rate	0%	1%	15%	44%	2%	1%

	The Global Portfolio
	For the	For the	For the	For the	For the	For the
	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2020	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2019	2018	2017	2016	2015
Total Return	(4.18)%(2)	21.41%	(23.85)%	49.37%	14.13%	(14.13)%
Ratio of expenses
to average
net assets:	1.65%(1)	1.59%	1.66%	1.59%	1.66%	1.69%
Ratio of net investment
income (loss)
to average
net assets:	(0.50)%(1)	(0.18)%	(0.57)%	1.88%	(0.44)%	(0.59)%
Portfolio turnover
rate	0%	5%	28%	169%	11%	16%

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2020 (Unaudited)

	The Paradigm Portfolio
	For the	For the	For the	For the	For the	For the
	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2020	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2019	2018	2017	2016	2015
Total Return	(17.36)%(2)	30.77%	(5.27)%	28.69%	20.72%	(8.04)%
Ratio of expenses
to average
net assets:	1.35%(1)	1.35%	1.36%	1.36%	1.37%	1.35%
Ratio of net investment
income (loss)
to average
net assets:	1.06%(1)	(0.43)%	(0.65)%	(0.53)%	(0.84)%	(0.63)%
Portfolio turnover rate	0%	1%	3%	14%	2%	2%

	The Medical Portfolio
	For the	For the	For the	For the	For the	For the
	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2020	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2019	2018	2017	2016	2015
Total Return	(0.34)%(2)	15.92%	1.59%	10.67%	(8.04)%	6.58%
Ratio of expenses
to average
net assets:	1.47%(1)	1.51%	1.47%	1.43%	1.42%	1.40%
Ratio of net investment
income (loss)
to average
net assets:	1.46%(1)	1.22%	0.96%	0.82%	0.66%	0.24%
Portfolio turnover rate	5%	6%	0%	0%	0%	12%

	The Small Cap Opportunities Portfolio
	For the	For the	For the	For the	For the	For the
	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2020	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2019	2018	2017	2016	2015
Total Return	(19.68)%(2)	27.34%	0.56%	26.50%	24.67%	(11.97)%
Ratio of expenses
to average
net assets:	1.37%(1)	1.36%	1.37%	1.37%	1.36%	1.35%
Ratio of net investment
income (loss)
to average
net assets:	1.15%(1)	(0.20)%	(0.33)%	(0.47)%	(0.75)%	(0.65)%
Portfolio turnover rate	0%	4%	3%	9%	4%	2%

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2020 (Unaudited)

	The Market Opportunities Portfolio
	For the	For the	For the	For the	For the	For the
	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2020	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2019	2018	2017	2016	2015
Total Return	(8.06)%(2)	22.77%	(10.62)%	47.53%	20.68%	(8.87)%
Ratio of expenses
to average
net assets:	1.41%(1)	1.39%	1.40%	1.39%	1.41%	1.40%
Ratio of net investment
income (loss)
to average
net assets:	0.78%(1)	(0.00)%	(0.30)%	1.05%	(0.73)%	(0.66)%
Portfolio turnover rate	2%	4%	8%	35%	5%	2%

	The Alternative Income Portfolio
	For the	For the	For the	For the	For the	For the
	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2020	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2019	2018	2017	2016	2015
Total Return	1.67%(2)	2.28%	0.77%	2.20%	3.85%	2.73%
Ratio of expenses
to average
net assets:	1.13%(1)	1.14%	1.10%	1.07%	1.10%	1.16%
Ratio of net investment
income (loss)
to average
net assets:	0.21%(1)	1.22%	0.79%	(0.04)%	(0.16)%	(0.20)%
Portfolio turnover rate	0%	0%	0%	0%	1%	6%

	The Multi-Disciplinary Income Portfolio
	For the	For the	For the	For the	For the	For the
	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2020	December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2019	2018	2017	2016	2015
Total Return	(4.56)%(2)	9.13%	(0.93)%	4.84%	10.52%	(2.05)%
Ratio of expenses
to average
net assets:	1.46%(1)	1.44%	1.42%	1.40%	1.38%	1.37%
Ratio of net investment
income (loss)
to average
net assets:	3.59(1)	4.15%	4.13%	3.47%	4.13%	3.50%
Portfolio turnover rate	0%	0%	2%	16%	9%	10%

(1)	Annualized.
(2)	Not annualized.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2020 (Unaudited)

8. Summary of Fair Value Exposure
Various inputs are used in determining the value of a Master Portfolio’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that a Master Portfolio has the ability to access.
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Master Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2020 (Unaudited)

The Internet Portfolio
The following is a summary of the inputs used to value The Internet Portfolio’s net assets as of June 30, 2020:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$63,121,951	$1,092	$—	$63,123,043
Unit Investment Trust	20,618,083	—	—	20,618,083
Total Investments in Securities	$83,740,034	$1,092	$—	$83,741,126

As of June 30, 2020, there were no investments in Level 3 securities.
During the six-month period ended June 30, 2020, there was a transfer out of Level 3 due to security being written off.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2019	$—	*
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases and/or acquisitions	—
Net sales and/or write-offs	—	*
Transfer in and/or out of Level 3	—
Balance as of June 30, 2020	$—

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.

The Global Portfolio
The following is a summary of the inputs used to value the The Global Portfolio’s net assets as of June 30, 2020:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$5,750,693	$99,000	$67,845	$5,917,538
Unit Investment Trust	1,503,375	—	—	1,503,375
Preferred Stocks	—	—	9,532	9,532
Convertible Bonds	—	734	—	734
Warrants	—	—	6,972	6,972
Total Investments in Securities	$7,254,068	$99,734	$84,349	$7,438,151

During the six-month period ended June 30, 2020, there was a transfer of $84,350 out of Level 2 into Level 3.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2020 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2019	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases and/or acquisitions	—
Net sales and/or write-offs	—
Transfer in and/or out of Level 3	84,350
Balance as of June 30, 2020	$84,350

	Fair Value at	Valuation	Unobservable
Description	6/30/2020	Techniques	Input	Range
Common Stocks	$67,845	Followed valuation	Intermittent	$34.00-$69.78
		procedures and used	market
		the last traded	activity
price-fair valuation
is reviewed by the
board using
market comparables
Preferred Stocks	$9,533	Followed valuation	Intermittent	$15.00-$21.00
		procedures and used	market
		the last traded	activity
price-fair valuation
is reviewed by the
board using
market comparables
Warrants	$6,972	Followed valuation	Intermittent	$2.90-$9.00
		procedures and used	market
		the last traded	activity
price-fair valuation
is reviewed by the
board using
market comparables

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2020 (Unaudited)

The Paradigm Portfolio
The following is a summary of the inputs used to value The Paradigm Portfolio’s net assets as of June 30, 2020:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$447,736,673	$473,400	$24,750	$448,234,823
Unit Investment Trust	18,879,588	—	—	18,879,588
Preferred Stocks	—	—	4,017	4,017
Warrants	—	—	2,946	2,946
Total Investments in Securities	$466,616,261	$473,400	$31,713	$467,121,374

During the six-month period ended June 30, 2020, there was a transfer of $31,714 out of Level 2 into Level 3.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2019	$—	*
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases and/or acquisitions	—
Net sales and/or write-offs	—	*
Transfer in and/or out of Level 3	31,714
Balance as of June 30, 2020	$31,714

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2020 (Unaudited)

	Fair Value at	Valuation	Unobservable
Description	6/30/2020	Techniques	Input	Range
Common Stocks	$24,750	Followed valuation	Intermittent	$34.00-$69.78
		procedures and used	market
		the last traded	activity
price-fair valuation
is reviewed by the
board using
market comparables
Preferred Stocks	$4,017	Followed valuation	Intermittent	$15.00-$21.00
		procedures and used	market
		the last traded	activity
price-fair valuation
is reviewed by the
board using
market comparables
Warrants	$2,946	Followed valuation	Intermittent	$2.90-$9.00
		procedures and used	market
		the last traded	activity
price-fair valuation
is reviewed by the
board using
market comparables

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists.

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.

The Medical Portfolio
The following is a summary of the inputs used to value The Medical Portfolio’s net assets as of June 30, 2020:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$16,906,782	$—	$—	$16,906,782
Rights	25,949	9,372	—	35,321
Total Investments in Securities	$16,932,731	$9,372	$—	$16,942,103

As of June 30, 2020, there were no investments in Level 3 securities.
During the six-month period ended June 30, 2020, there were no transfers into or out of Level 3.

^	See Portfolio of Investments for breakout of investments by industry classification.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2020 (Unaudited)

The Small Cap Opportunities Portfolio
The following is a summary of the inputs used to value The Small Cap Opportunities Portfolio’s net assets as of June 30, 2020:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$156,339,493	$—	$5,908,957	$162,248,450
Unit Investment Trust	2,949,936	—	—	2,949,936
Preferred Stocks	—	—	961,280	961,280
Warrants	—	—	703,447	703,447
Total Investments in Securities	$159,289,429	$—	$7,573,684	$166,863,113

During the six-month period ended June 30, 2020, there was a transfer of $7,573,684 out of Level 2 into Level 3.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2019	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases and/or acquisitions	—
Net sales and/or write-offs	—
Transfer in and/or out of Level 3	7,573,684
Balance as of June 30, 2020	$7,573,684

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2020 (Unaudited)

	Fair Value at	Valuation	Unobservable
Description	6/30/2020	Techniques	Input	Range
Common Stocks	$5,908,957	Followed valuation	Intermittent	$34.00-$69.78
		procedures and used	market
		the last traded	activity
price-fair valuation
is reviewed by the
board using
market comparables
Preferred Stocks	$961,280	Followed valuation	Intermittent	$15.00-$21.00
		procedures and used	market
		the last traded	activity
price-fair valuation
is reviewed by the
board using
market comparables
Warrants	$703,447	Followed valuation	Intermittent	$2.90-$9.00
		procedures and used	market
		the last traded	activity
price-fair valuation
is reviewed by the
board using
market comparables

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.

The Market Opportunities Portfolio
The following is a summary of the inputs used to value The Market Opportunities Portfolio’s net assets as of June 30, 2020:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$36,168,479	$—	$1,346,252	$37,514,731
Unit Investment Trust	5,781,000	—	—	5,781,000
Preferred Stocks	—	—	219,011	219,011
Convertible Bonds	—	102	—	102
Exchange Traded Funds	6,300	—	—	6,300
Warrants	—	—	160,268	160,268
Total Investments in Securities	$41,955,779	$102	$1,725,531	$43,681,412

During the six-month period ended June 30, 2020, there was a transfer of $1,725,531 out of Level 2 into Level 3.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2020 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2019	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases and/or acquisitions	—
Net sales and/or write-offs	—
Transfer in and/or out of Level 3	1,725,531
Balance as of June 30, 2020	$1,725,531

	Fair Value at	Valuation	Unobservable
Description	6/30/2020	Techniques	Input	Range
Common Stocks	$1,346,252	Followed valuation	Intermittent	$34.00-$69.79
		procedures and used	market
		the last traded	activity
price-fair valuation
is reviewed by the
board using
market comparables
Preferred Stocks	$219,011	Followed valuation	Intermittent	$15.00-$21.00
		procedures and used	market
		the last traded	activity
price-fair valuation
is reviewed by the
board using
market comparables
Warrants	$160,268	Followed valuation	Intermittent	$2.90-$9.00
		procedures and used	market
		the last traded	activity
price-fair valuation
is reviewed by the
board using
market comparables

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2020 (Unaudited)

The Alternative Income Portfolio
The following is a summary of the inputs used to value The Alternative Income Portfolio’s net assets as of June 30, 2020:

Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$5,978,165	$—	$—	$5,978,165
Short-Term Investments	2,401,797	—	—	2,401,797
Total Investments in Securities	$8,379,962	$—	$—	$8,379,962

As of June 30, 2020, there were no investments in Level 3 securities.
During the three-month period ended June 30, 2020, there were no transfers into or out of Level 3.

^	See Portfolio of Investments for breakout of investments by industry classification.
The Multi-Disciplinary Income Portfolio
The following is a summary of the inputs used to value The Multi-Disciplinary Income Portfolio’s net assets as of June 30, 2020:

Assets^	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$517,869	$—	$517,869
Corporate Bonds	—	21,049,872	—	21,049,872
Municipal Bonds	—	—	166,229	166,229
Closed-End Funds	2,566,411	—	—	2,566,411
Total Investments in Securities	$2,566,411	$21,567,741	$166,229	$24,300,381

During the six-month period ended June 30, 2020, there was a transfer of $166,229 out of Level 2 into Level 3.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2019	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases and/or acquisitions	—
Net sales and/or write-offs	—
Transfer in and/or out of Level 3	166,229
Balance as of June 30, 2020	$166,229

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2020 (Unaudited)

	Fair Value at	Valuation	Unobservable
Description	6/30/2020	Techniques	Input	Range
Municipal Bonds	$166,229	Followed valuation	Intermittent	$14.93-$16.01
		procedures and used	market
		the last traded	activity
price-fair valuation
is reviewed by the
board using
market comparables

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.

9. Disclosures about Derivative Instruments and Hedging Activities
The Master Portfolios have adopted authoritative standards regarding disclosure of derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why a Master Portfolio uses derivatives, how derivatives are accounted for by the Master Portfolios, and how derivative instruments affect a Master Portfolio’s results of operations and financial position. The Master Portfolios utilized options to implement or to gain further exposure to their respective investment strategies. At June 30, 2020, none of the Portfolios held any derivative instruments and there were no transactions during the period ended June 30, 2020.
10. Offsetting Assets and Liabilities
The Master Portfolios are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow a Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at prearranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specific threshold depending on the counterparty and the type of Master Netting Arrangement.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2020 (Unaudited)

The following is a summary of the Assets and Liabilities subject to offsetting in the Master Portfolios as of June 30, 2020:

			Net
		Gross	Amounts	Gross Amounts not Offset
		Amounts	Presented	in the Statement of
	Gross	Offset in the	in the	Assets & Liabilities
	Amounts of	Statement	Statement		Collateral
	Recognized	of Assets &	of Assets &	Financial	Pledged	Net
	Liabilities	Liabilities	Liabilities	Instruments	(Received)	Amount
The Internet Portfolio
Securities Lending	$10,132,600	$—	$10,132,600	$10,132,600	$—	$—
	$10,132,600	$—	$10,132,600	$10,132,600	$—	$—

The Global Portfolio
Securities Lending	$121,145	$—	$121,145	$121,145	$—	$—
	$121,145	$—	$121,145	$121,145	$—	$—

The Paradigm Portfolio
Securities Lending	$22,265,453	$—	$22,265,453	$22,265,453	$—	$—
	$22,265,453	$—	$22,265,453	$22,265,453	$—	$—

The Medical Portfolio
Securities Lending	$445,500	$—	$445,500	$445,500	$—	$—
	$445,500	$—	$445,500	$445,500	$—	$—

The Small Cap
Opportunities Portfolio
Securities Lending	$3,197,607	$—	$3,197,607	$3,197,607	$—	$—
	$3,197,607	$—	$3,197,607	$3,197,607	$—	$—

The Market
Opportunities Portfolio
Securities Lending	$2,557,621	$—	$2,557,621	$2,557,621	$—	$—
	$2,557,621	$—	$2,557,621	$2,557,621	$—	$—

The Multi-Disciplinary
Income Portfolio
Securities Lending	$209,720	$—	$209,720	$209,720	$—	$—
	$209,720	$—	$209,720	$209,720	$—	$—

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2020 (Unaudited)

11. Liquidity Risk Management Program
Effective June 1, 2019, the Funds adopted a liquidity risk management program (the “Liquidity Risk Management Program” or “Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including mutual funds and exchange-traded funds but not money market funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.
The rule requires funds to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. A fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.
The rule also requires funds to classify their investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days a fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value. A fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2020 (Unaudited)

Pursuant to the rule’s requirements, the Liquidity Risk Management Program has been reviewed and approved by the Fund’s Board of Directors (the “Board”). Furthermore, the Board receives a written report prepared by the Program’s Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and any material changes made to the Program.
Assessment of Program
In the opinion of the Program Administrator, the Program approved by the Board continues to be adequate for the Funds and the Program has been implemented effectively. The Program Administrator has monitored each Fund’s liquidity risk and the liquidity classification of the securities held by the Funds and determined that the Program is operating effectively.
During the period from June 1, 2019 to March 31, 2020, there were no material changes to the Program and no material liquidity events that impacted the Funds. During the period, the Funds held sufficient highly liquid assets to meet fund redemptions.
12. Subsequent Events
In preparing these financial statements, management has evaluated Portfolio related events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or translations that occurred during the period that materially impacted the amounts or disclosures in the Master Portfolios’ financial statements.
13. Recent Accounting Pronouncements
In March 2017, the FASB issued ASU 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). The amendments in ASU 2017-08 shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. ASU 2017-08 is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Effective, January 1, 2019, the Funds adopted ASU 2017-08 and the adoption did not have a material impact on the Funds’ financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Consolidated Financial Statements —
(Continued) June 30, 2020 (Unaudited)

14. Information about Proxy Voting
Information regarding how the Feeder Funds and the Master Portfolios vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-800-930-3828 or by accessing the Funds’ website at www.kineticsfunds.com and by accessing the SEC’s website at www.sec.gov. Information regarding how the Feeder Funds and the Master Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, is available without charge, upon request, by calling toll-free at 1-800-930-3828 or by accessing the SEC’s website at www.sec.gov.
15. Information about the Portfolio Holdings
The Master Portfolios file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Master Portfolios’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-800-930-3828. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

Kinetics Mutual Funds, Inc.

615 East Michigan Street
Milwaukee, WI 53202

INVESTMENT ADVISER AND
SHAREHOLDER SERVICING AGENT
Horizon Kinetics Asset Management LLC
470 Park Avenue South
New York, NY 10016

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
50 South 16th Street
Suite 2900
Philadelphia, PA 19102

ADMINISTRATOR
FUND ACCOUNTANT AND
TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street Milwaukee,
WI 53202

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 River Center Drive, Suite 302
Milwaukee, WI 53212

THIS MATERIAL MUST BE PRECEDED OR
ACCOMPANIED BY A PROSPECTUS

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Directors/Trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Not applicable to open-end investment companies.

(1)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust

By (Signature and Title) *                       /s/ Peter B. Doyle

Peter B. Doyle, President

Date 9/2/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *                         /s/ Peter B. Doyle

             Peter B. Doyle, President

Date 9/2/2020

By (Signature and Title) *                         /s/ Leonid Polyakov

                                                             Leonid Polyakov, Treasurer

Date 9/2/2020